SUMMIT                               SEMIANNUAL
MUTUAL                               REPORT
FUNDS




                             SUMMIT PINNACLE SERIES
                        -------------------------------------------------------
                             S&P 500 Index Portfolio
                             S&P MidCap 400 Index Portfolio
                             Russell 2000 Small Cap Index Portfolio
                             Nasdaq-100 Index Portfolio
                             Balanced Index Portfolio
                             Zenith Portfolio
                             Bond Portfolio






JUNE 30, 2000               [GRAPHIC] SUMMIT
                                      ------
                                      MUTUAL
                                      FUNDS

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                       SEMI-ANNUAL REPORT - TABLE OF CONTENTS

President's Message.........................................    1

Investment Review
    Zenith Portfolio........................................    2
    Bond Portfolio..........................................    4
    S&P 500 Index Portfolio.................................    6
    S&P MidCap 400 Index Portfolio..........................    8
    Balanced Index Portfolio................................   10
    Nasdaq-100 Index Portfolio..............................   12
    Russell 2000 Small Cap Index Portfolio..................   14

Statements of Assets and Liabilities........................   16

Statements of Operations....................................   18

Statements of Changes in Net Assets.........................   20

Schedule of Investments
    Zenith Portfolio........................................   23
    Bond Portfolio..........................................   24
    S&P 500 Index Portfolio.................................   27
    S&P MidCap 400 Index Portfolio..........................   33
    Balanced Index Portfolio................................   38
    Nasdaq-100 Index Portfolio..............................   45
    Russell 2000 Small Cap Index Portfolio..................   47

Notes to Financial Statements...............................   68

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL
FUNDS, INC.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                              SEMI-ANNUAL REPORT - MESSAGE FROM THE PRESIDENT

We are pleased to send you the Summit Mutual Funds, Inc. - Pinnacle Series - (the "Fund") Semi-Annual Report for the period ended June 30, 2000. A number of significant developments occurred in the past six months that we believe will have positive benefits to shareholders. On February 25, 2000 the Board of Directors for the Fund unanimously approved a name change from Carillon
Fund, Inc. to Summit Mutual Funds, Inc. This name change provides a new positive identity for our fund family - one that espouses a true linkage between our investment advisor and the shareholders that we serve.

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have witnessed sharp drops and significant recoveries, sometimes within the same day or week. After enjoying favorable market conditions for years, investors have had to adjust to significant political and economic developments, both domestic and foreign, that have contributed to quick sentiment swings and market volatility. These developments have been accentuated by the lingering expectation that stock prices are overdue for correction according to several traditional, widely followed indicators. However, in spite of recent market turbulence, the markets continue to flourish, boosted by solid economic growth low, interest rates, low inflation, and an influx of money from investors.

All of these trends serve to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. This is why we think it is a good time to reaffirm one of our primary investment principles: Regardless of short-term market fluctuations, our philosophy has always been that regular investing is the best strategy over the long run.

The last six months have been eventful not only because of financial market activity, but also because of the following significant developments:

- Our "CORE & EXPLORE" strategy was unveiled as a tool to better educate our shareholders on the prudent investing in both diversified index and actively managed funds for both their personal and retirement funds.

- The Fund introduced a number of new mutual funds in 2000 to complement our existing investment choices - particularly in the index or "passively managed" arena. These new funds are:

SUMMIT RUSSELL 2000 SMALL CAP INDEX PORTFOLIO - The Russell 2000 Index is based on approximately 2000 small cap stocks.

SUMMIT NASDAQ-100 INDEX PORTFOLIO - The Nasdaq-100 Index consists of the 100 largest and most active non-financial domestic and foreign issues listed on the Nasdaq.

On the following pages you will find commentary from Summit's portfolio managers and specific details as to each Fund's investment portfolio and its performance.

Summit Investment Partners maintains a firm commitment to making smart investments and taking prudent risk. In closing, I would like to thank you for your continued confidence in Summit.

                                          Best regards,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President & Chief Executive Officer
                                          Summit Mutual Funds, Inc.
                                          August 15, 2000

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO

MANAGER'S COMMENTS:

The Zenith Portfolio performance for the first half of 2000 was +5.85% before contract fees and expenses versus -0.42% for the S&P 500 and -4.2% for the Russell 1000 value index.

The first half of 2000 for the stock market was marked by sector rotation which pushed favored sectors to overpriced levels and pulled out-of-favor sectors down to levels that were below private values for many companies. The technology run-up to all-time highs was followed by dives of breathtaking speed. Many technology stocks seemed to move on the next marginal piece of market commentary. If the news is good the stock soars; if the news is negative the stock plummets. This volatility permeates almost all indices as the NASDAQ dominates the headlines, the S&P 500 has exposure of over 30% to technology and even the Dow Jones Industrials added Microsoft and Intel to the Index last fall.

The Zenith Portfolio tries to be opportunistic when establishing positions and attempts to purchase equities when their P/E ratio is below that of the S&P 500. During the first half of 2000, the pharmaceuticals were selling below a market multiple (which they very infrequently are) and were acquired. This exposure should benefit when biotech stocks swoon or when the economy slows down. Either way, the stocks were acquired at value level prices.

Additionally, the Zenith Portfolio is attempting to benefit from the spending for new technologies without paying above market multiples to participate. This strategy stresses acquiring industrial companies who are supplying the necessary components but are selling below market multiples. Another industrial sector that has been out of favor and appears to be consolidating and gaining political favor is the defense industrial stocks. Recently the Pentagon sponsored a study to promote the financial health of the defense industry. This action plus the political mood in the country appear to bode well for more defense appropriation spending.

As mentioned at the outset, the sector rotation and technology-headline-domination have impacted the financial markets in the first half. The Zenith Portfolio will attempt to acquire different sectors when they become attractively priced due to the volatility in the markets and will be more underweighted in technology stocks until their valuation levels provide appropriate buying opportunities.

TOP TEN HOLDINGS
-------------------------------------------------------

1.  International Business Machines       6.  Chevron Corporation
2.  Lilly (Eli) & Co.                     7.  SBC Communications, Inc.
3.  Sara Lee Corporation                  8.  Target Corporation
4.  SPX Corporation                       9.  Schering Plough Corporation
5.  Microsoft Corporation                10.  Texaco

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                             ZENITH PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks long-term appreciation of capital by
                                                    investing in common stocks and other equity
                                                    securities with values that are, at present, not
                                                    fully recognized by the market.

STRATEGY:                                           The Zenith Portfolio will remain in a highly
                                                    invested position ranging from 86% to 98%. The
                                                    cash position will be held in highly liquid money
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases as new
                                                    opportunities arise.

INCEPTION:                                          August 15, 1984

MANAGERS:                                           James McGlynn

HIGHLIGHTS
-------------------------------------------------------------------------------

On June 30, 2000, the Zenith Portfolio had net assets of $47,178,212 and diversified holdings of:

       Common Stocks                                         95.7%
       Short-Term and Other                                   4.3%

As an investor in the Summit Zenith Portfolio, for every $1 you had invested on June 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Non-Durable  17.3%
Financial             16.3%
Consumer Cyclical     16.1%
Technology            13.2%
Industrial            12.9%
Energy                10.0%
Utilities              9.9%
Short-Term & Other     4.3%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO

MANAGER'S COMMENTS:

The U.S. economy continued its expansion into the 10th year. During the first half of 2000, the GDP grew at an annualized rate of 5%. Despite the high overall growth rate, inflation remained restrained and productivity maintained a healthy level. The continued strength in the economy has been somewhat surprising given the restrictive Federal Reserve monetary policy of the past year. However, there are some signs that the restrictive policy is starting to affect the economy. Consumer spending slowed in the second quarter and stock market is off its highs reached earlier in the year.

For the six months ended June 30, 2000, the Summit Bond Portfolio had a total return of 2.40%, before contact fees and expenses, versus the Lehman Brothers Aggregate Bond Index return of 3.99%. The underperformance for the period is attributed to the portion of the portfolio invested in high yield bonds. The high yield sector in aggregate has performed negatively so far in 2000 and is not included in the Lehman Index. Over the long term, the high yield sector has provided positive incremental returns for the portfolio, and we believe it will provide positive relative value in the future. However, over short periods any sector may underperform the market as a whole.

Looking ahead to the balance of 2000, the basic strategy for the Summit Bond Portfolio will not change. We will continue to attempt to outperform the Lehman Index through individual security selection, sector rotation and relative value analysis.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                               BOND PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks a high level of current income, without
                                                    undue risk to principal, by investing in
                                                    long-term, fixed- income, investment-grade
                                                    corporate bonds.

STRATEGY:                                           The Bond Portfolio intends to invest at least 75%
                                                    of the value of its assets in publicly-traded
                                                    straight debt securities which have a rating
                                                    within the four highest grades as rated by a
                                                    national rating agency. Up to 25% of the portfolio
                                                    may be invested in below investment grade
                                                    securities, convertible debt securities,
                                                    convertible preferred and preferred stock, or
                                                    other securities.

INCEPTION:                                          August 15, 1984

MANAGERS:                                           Gary R. Rodmaker and Michael J. Schultz

HIGHLIGHTS
-------------------------------------------------------------------------------

On June 30, 2000, the Bond Portfolio had net assets of $21,860,402 and diversified holdings of:

       Bonds                                                 99.6%
       Short-Term and Other                                   0.4%

As an investor in the Summit Bond Portfolio, for every $1 you had invested on June 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                     51.9%
U.S. Treasuries                     33.4%
Mortgage & Asset-Backed Securities  14.3%
Short-Term & Other                   0.4%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Summit S&P 500 Index Portfolio declined .56% before contract fees and expenses for the six-month period ending June 30, 2000. The underlying index, the S&P 500, declined .42% during the same period. These modest returns reflect investors' cautiousness during the recent string of Federal Reserve interest rate increases, which are intended to temper the strong growth of the U.S. economy.

On a relative basis, the sectors that contributed positively to the index for the first six months of the year included the traditionally defensive Health Care and Utility sectors. Health care stocks were up 24.1% during the period, while utilities gained 15.7%. Technology stocks, which have led the market over the last several years, increased just 3.4%. On the downside, poor performances by Basic Materials (down 24.4%), Communications Services (down 14.7%), and Consumer Cyclicals (down 18.5%) negatively impacted the index's returns.

TOP TEN HOLDINGS
--------------------------------------------------------

1.  General Electric Company              6.  Exxon Mobil Corporation
2.  Intel Corporation                     7.  Wal-Mart Stores, Inc.
3.  Cisco System, Inc.                    8.  Oracle Systems
4.  Microsoft Corporation                 9.  Citigroup, Inc.
5.  Pfizer, Inc.                         10.  International Business Machines

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                      S&P 500 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of U.S. common stocks, as
                                                    represented by the Standard & Poor's 500 Composite
                                                    Stock Index ("the S&P 500").

STRATEGY:                                           The S&P 500 Index Portfolio will remain fully
                                                    invested in stocks included in the S&P 500 and in
                                                    futures contracts on the Index. The cash position
                                                    will be held in highly liquid money market
                                                    instruments to meet redemptions and to provide
                                                    cash for future stock purchases.

INCEPTION:                                          December 29, 1995

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On June 30, 2000, the S&P 500 Index Portfolio had net assets of $127,548,859 and diversified holdings of:

       Common Stocks                                         98.8%
       Short-Term, Futures, and Other                         1.2%

As an investor in the Summit S&P 500 Index Portfolio, for every $1 you had invested on June 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    33.7%
Consumer Non-Durable          21.6%
Financial                     12.6%
Capital Goods                  7.8%
Consumer Cyclical              7.7%
Energy                         5.3%
Communications Services        5.1%
Utilities                      2.4%
Basic Materials                2.0%
Short-Term, Futures, & Other   1.2%
Transportation                 0.6%

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Fund, Inc. The Product is not sponsored, endorsed, sold or promoted by
Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Summit S&P MidCap 400 Index Portfolio returned 8% for the six-month period ending June 30, 2000 before contract fees and expenses. The S&P MidCap 400 Index returned 8.9% during the same period, representing the best return of all of the major indices. The medium-sized companies in the index were beneficiaries of the shift out of large-cap stocks, reflecting investors' growing unease with the relatively high price to earning ratios of these stocks in an environment of rising interest rates.

On a relative basis, the best performing sector for the first half of the year was Energy (+37%), which benefited from surging fuel and oil prices. Stocks in the Health Care (+24%) and Utilities (+11%) sectors also registered strong performances. Technology stocks, which have led the market over the last several years, gained just 4%. Negatively impacting the index's returns for the period were Communication Services (-28%), Financials (-21%), and Basic Materials (-18%).

TOP TEN HOLDINGS
-------------------------------------------------------

1.  S&P Mid-Cap 400 Depositary Receipts   6.  Jabil Circuit, Inc.
2.  Vitesse Semiconductor                 7.  Chiron Corporation
3.  Univision Communications, Inc.        8.  Forest Laboratories Class A
4.  Millennium Pharmaceuticals            9.  Stryker Corporation
5.  Dynegy, Inc.                         10.  Rational Software Corporation

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                               S&P MIDCAP 400 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of U.S. common stocks, as
                                                    represented by the Standard & Poor's MidCap 400
                                                    Composite Stock Index ("the S&P 400").

STRATEGY:                                           The S&P MidCap 400 Index Portfolio will remain
                                                    fully invested in stocks included in the S&P 400
                                                    and in futures contracts on the Index. The cash
                                                    position will be held in highly liquid money
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases.

INCEPTION:                                          May 3, 1999

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On June 30, 2000, the S&P 400 MidCap Index Portfolio had net assets of $11,177,173 and diversified holdings of:

       Common Stocks                                         75.6%
       Short-Term, Futures, and Other                        24.4%

As an investor in the Summit S&P MidCap 400 Index Portfolio, for every $1 you had invested on June 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-Term, Futures, & Other  24.4%
Technology                    16.6%
Consumer Cyclical              9.5%
Health Care                    9.5%
Utilities                      8.1%
Financial                      7.8%
Consumer Non-Durable           6.5%
Capital Goods                  6.0%
Energy                         5.7%
Basic Materials                3.5%
Communications Services        1.4%
Transportation                 1.0%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Summit Balanced Index Portfolio returned 1.39% for the six-month period ending June 30, 2000 before contract fees and expenses. The Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of the S&P 500 Index and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Aggregate Bond Index. Its underlying indices, the S&P 500 and Lehman Aggregate, returned -.42% and 3.99%, respectively, during the same period.

Although the performance of both indices was impacted by the Fed's recent series of interest rate increases, the effect was much more pronounced on stocks than bonds. Technology stocks, which have led the market over the last several years, returned a modest 3.4% for the first half of the year. Because these stocks comprise one-third of the Index, however, they significantly influenced its overall return. On a relative basis, the sectors that contributed positively to the Index for the first six months of the year included the traditionally defensive Health Care and Utility sectors. Health care stocks were up 24.1% during the period, while Utilities gained 15.7%. On the downside, poor performances by Basic Materials (down 24.4%), Communications Services (down 14.7%), and Consumer Cyclicals (down 18.5%) negatively impacted the index's returns.

TOP TEN EQUITY HOLDINGS
-------------------------------------------------------

1.  S&P 500 Depositary Receipts           6.  Pfizer, Inc.
2.  General Electric Company              7.  Exxon Mobil Corporation
3.  Intel Corporation                     8.  Wal-Mart Stores, Inc.
4.  Cisco Systems, Inc.                   9.  Oracle Systems
5.  Microsoft Corporation                10.  Citigroup, Inc.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     BALANCED INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results, with respect to 60% of
                                                    its assets, that correspond to the total return of
                                                    U.S. common stocks, as represented by the S&P 500
                                                    Index and, with respect to 40% of its assets, that
                                                    correspond to the total return performance of
                                                    investment grade bonds, as represented by the
                                                    Lehman Brothers Aggregate Bond Index.

STRATEGY:                                           The Balanced Index Portfolio will invest
                                                    approximately 60% of its nets assets in a
                                                    portfolio of stocks included in the S&P 500 and in
                                                    futures of the Index and approximately 40% of its
                                                    net assets in a portfolio of investment grade
                                                    bonds designed to track the Lehman Aggregate Bond
                                                    Index.

INCEPTION:                                          May 3, 1999

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On June 30, 2000, the Balanced Index Portfolio had net assets of $15,587,593 and diversified holdings of:

       Common Stocks                                         57.7%
       Bonds and Notes                                       38.4%
       Short-Term and Other                                   3.9%

As an investor in the Summit Balanced Index Portfolio, for every $1 you had invested on June 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                 57.7%
Mortgage-Backed Securities  15.0%
Corporate Bonds             11.8%
Treasuries & Agency Notes   11.6%
Short-Term & Other           3.9%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Nasdaq-100 Index returned 1.5% for the six-month period ending June 30, 2000. The Index is a popular proxy for the large-cap growth sector, which fell out of favor during the period as a result of the Fed's ongoing attempts to slow the economy by raising interest rates. Stocks with high price earnings ratios are often viewed as less attractive in an increasing rate environment, as the present value of future earnings are reduced.

Because the Nasdaq-100 Index is capitalization-weighted, the largest companies that comprise the Index significantly influence its return for any given period. Positively contributing to the Index's return for the period were Intel (up 62%), JDS Uniphase (up 48%), and Oracle (up 50%). A number of formerly high-flying stocks detracted from performance during the period, such as Qualcomm (down 65%), Microsoft (down 31%), CMGI (down 66%), and YAHOO (down 42%).

The Summit Nasdaq-100 Index Portfolio commenced operation on April 26, 2000. The Portfolio's return since inception, as of June 30, 2000, was 7.3% before contract fees and expenses. The underlying index, the Nasdaq-100, gained 7.4% during the same period.

TOP TEN HOLDINGS
--------------------------------------------------------

1.  Cisco System, Inc.                    6.  Nasdaq-100 Shares
2.  Intel Corporation                     7.  Sun Microsystems
                                              Nextel Communications, Inc.
3.  Microsoft Corporation                 8.  Class A
4.  Oracle Systems                        9.  QUALCOMM, Inc.
5.  JDS Uniphase Corporation             10.  WorldCom, Inc.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   NASDAQ-100 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    investment performance of U.S. common stocks, as
                                                    represented by the Nasdaq-100 Index ("the
                                                    Nasdaq-100").

STRATEGY:                                           The Nasdaq-100 Index Portfolio will remain fully
                                                    invested in stocks included in the Nasdaq-100 and
                                                    in futures contracts on the Index. The cash
                                                    position will be held in highly liquid money
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases.

INCEPTION:                                          April 26, 2000

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On June 30, 2000, the Nasdaq-100 Index Portfolio had net assets of $10,868,710 and diversified holdings of:

       Common Stocks                                         98.4%
       Short-Term & Other                                     1.6%

As an investor in the Summit Nasdaq-100 Index Portfolio, for every $1 you had invested on June 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology            76.6%
Utilities              6.9%
Consumer Cyclical      6.7%
Health Care            5.9%
Short-Term & Other     1.6%
Capital Goods          1.5%
Consumer Non-Durable   0.4%
Basic Materials        0.3%
Transportation         0.1%

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Fund, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Russell 2000 Index gained 3.1% during the six-month period ending June 30, 2000. As with all of the major indices, this modest returns reflect the cautious stance that investors have adopted as the Fed has embarked on a series of interest rate increases.

On a relative basis, the top performing sector for the first half of the year was Energy (up 54%), which benefited from a surge in fuel and oil prices. Health Care stocks in the index registered strong gains as well, increasing 38% for the period. Despite the modest relative performance of Technology stocks (up only 3.6%) in the index, they accounted for 40% of the index return, due to the large weighting accorded the sector. Negatively impacting the index's return were stocks in the Basic Materials, Communication Services, and Consumer Ccyclical sectors, each down 15% for the period.

The Summit Russell 2000 Small Cap Index Portfolio commenced operations on
April 26, 2000. The Portfolio's return since inception, through June 30, 2000, was 6.5% before contract fees and expenses. The Russell 2000 Index gained 7.06% during the same period.

TOP TEN HOLDINGS
--------------------------------------------------------

1.  MRVCommunications, Inc.               6.  Netro Corporation
2.  Digital Island, Inc.                  7.  Varian Semiconductor Equipment
3.  Coherent, Inc.                            Associates, Inc.
4.  Plexus Corporation                    8.  MGC Communications
5.  Informatica Corporation               9.  Plantronics, Inc.
                                         10.  Interwoven, Inc.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                       RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    investment performance of U.S. common stocks, as
                                                    represented by the Russell 2000 Index ("the
                                                    Russell 2000").

STRATEGY:                                           The Russell 2000 Small Cap Index Portfolio will
                                                    remain fully invested in stocks included in the
                                                    Russell 2000 Index and in futures contracts on the
                                                    Index. The cash position will be held in highly
                                                    liquid market instruments to meet redemptions and
                                                    to provide cash for future stock purchases.

INCEPTION:                                          April 26, 2000

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On June 30, 2000, the Russell 2000 Small Cap Index Portfolio had net assets of $15,828,012 and diversified holdings of:

       Common Stocks                                         96.7%
       Short-Term & Other                                     3.3%

As an investor in the Summit Russell 2000 Small Cap Index Portfolio, for every $1 you had invested on June 30, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology            26.8%
Financial             16.2%
Consumer Non-Durable  15.2%
Industrial            14.3%
Consumer Cyclical     13.4%
Utilities              4.0%
Basic Materials        3.7%
Short-Term & Other     3.3%
Energy                 3.0%
Diversified            0.1%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

                                                 ZENITH        BOND      S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO         PORTFOLIO
                                               -----------  -----------  -------------  --------------------
ASSETS
  Investments in securities, at value
    (cost $46,370,948; $22,931,184;
    $71,742,602; $9,435,750)                   $47,112,585  $21,996,934  $127,287,807       $11,097,638
  Cash                                                  --           --            --           247,611

  Receivables:
    Shares sold                                     20,573       19,592       208,838            13,134
    Securities sold                                568,136      514,046       568,578            26,107
    Interest and dividends                          66,467      397,356       102,477            13,812
  Variation margin                                      --           --         5,050           (36,500)
  Prepaid expenses and other                         8,717        3,088         3,107             4,260
                                               -----------  -----------  ------------       -----------
                                                47,776,478   22,931,016   128,175,857        11,366,062
                                               -----------  -----------  ------------       -----------
LIABILITIES
  Payables:
    Investment securities purchased                526,770      887,830       549,103           172,771
    Shares redeemed                                     --           --            --                --
    Bank overdraft                                  20,969        2,287        13,364                --
    Investment advisory fees                        22,794        5,371        26,193                --
    Custodian and portfolio
      accounting fees                               16,228       14,159         9,394             5,606
    Professional fees                                8,722        9,037         8,536             9,580
    Other accrued expenses                           2,783        2,940        20,408               932
    Deferred directors' compensation                    --      148,990            --                --
                                               -----------  -----------  ------------       -----------
                                                   598,266    1,070,614       626,998           188,889
                                               -----------  -----------  ------------       -----------
NET ASSETS
  Paid-in capital                               55,249,206   29,687,786    75,046,234         7,901,882
  Undistributed / (overdistributed) net
    investment income                             (211,176)  (1,728,953)     (546,236)          (96,311)
  Accumulated net realized gain / (loss) on
    investments and futures contracts           (8,601,455)  (5,164,181)   (2,487,944)        1,750,814
  Net unrealized appreciation /
     (depreciation) on investments, futures
    contracts, and translation of assets and
    liabilities in foreign currencies              741,637     (934,250)   55,536,805         1,620,788
                                               -----------  -----------  ------------       -----------
                                               $47,178,212  $21,860,402  $127,548,859       $11,177,173
                                               ===========  ===========  ============       ===========
Shares authorized ($.10) par value              40,000,000   30,000,000    30,000,000        30,000,000

Shares outstanding                               3,585,756    2,424,189     5,649,501         1,007,473

Net asset value, offering and
  redemption price per share                        $13.16        $9.02        $22.58            $11.09

THE ACCOMPANYING NOTES NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2000
(UNAUDITED)

                                     BALANCED INDEX  NASDAQ-100 INDEX  RUSSELL 2000 SMALL CAP
                                       PORTFOLIO        PORTFOLIO         INDEX PORTFOLIO
                                     --------------  ----------------  ----------------------
ASSETS
  Investments in securities, at
     value
     (cost $14,629,026;
     $10,527,199; $15,140,121)        $15,526,377      $11,258,929          $15,462,460
  Cash                                         --               --                   --

  Receivables:
    Shares sold                            19,333              352                  234
    Securities sold                           867               --            5,765,537
    Interest and dividends                 99,963              459               14,040
  Variation margin                             --               --                   --
  Prepaid expenses and other               16,575              309               14,150
                                      -----------      -----------          -----------
                                       15,663,115       11,260,049           21,256,421
                                      -----------      -----------          -----------
LIABILITIES
  Payables:
    Investment securities purchased        40,221          190,726            5,401,219
    Shares redeemed                             2          188,753                    7
    Bank overdraft                          1,672               43                9,645
    Investment advisory fees                   --              824                   --
    Custodian and portfolio
       accounting fees                     12,258            5,218               10,750
    Professional fees                       9,492            2,787                3,450
    Other accrued expenses                 11,877            2,988                3,338
    Deferred directors'
       compensation                            --               --                   --
                                      -----------      -----------          -----------
                                           75,522          391,339            5,428,409
                                      -----------      -----------          -----------
NET ASSETS
  Paid-in capital                      16,112,560       10,115,187           14,855,562
  Undistributed / (overdistributed)
     net investment income               (510,006)          (6,313)              25,534
  Accumulated net realized
     gain / (loss) on investments
     and futures contracts               (912,312)          28,106              624,577
  Net unrealized
     appreciation / (depreciation)
     on investments, futures
     contracts, and translation of
     assets and liabilities in
     foreign currencies                   897,351          731,730              322,339
                                      -----------      -----------          -----------
                                      $15,587,593      $10,868,710          $15,828,012
                                      ===========      ===========          ===========
Shares authorized ($.10) par value     30,000,000       30,000,000           30,000,000

Shares outstanding                      1,578,505        1,012,464            1,486,175

Net asset value, offering and
   redemption price per share               $9.87           $10.73               $10.65

THE ACCOMPANYING NOTES NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF OPERATIONS

(UNAUDITED)

                                        ZENITH                    BOND                 S&P 500 INDEX       S&P MIDCAP 400 INDEX
                                       PORTFOLIO                PORTFOLIO                PORTFOLIO               PORTFOLIO
                                -----------------------  -----------------------  -----------------------  ---------------------
                                  FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS      FOR THE SIX MONTHS
                                  ENDED JUNE 30, 2000      ENDED JUNE 30, 2000      ENDED JUNE 30, 2000     ENDED JUNE 30, 2000
                                -----------------------  -----------------------  -----------------------  ---------------------
INVESTMENT INCOME
  Interest                            $    61,444              $ 2,213,689             $    106,702             $   123,624
  Dividends (net of foreign
    withholding taxes of $0,
    $0, $5,617; $0)                       761,715                       --                1,141,838                  72,449
                                      -----------              -----------             ------------             -----------
                                          823,159                2,213,689                1,248,540                 196,073
                                      -----------              -----------             ------------             -----------
EXPENSES
  Investment advisory fees                239,466                  130,879                  295,349                  26,274
  Custodian fees and expenses              13,051                   10,722                   31,097                   8,769
  Portfolio accounting fees                18,205                   24,516                   28,201                  16,291
  Professional fees                         4,992                    4,832                    5,711                   5,249
  Directors' fees                           8,180                    6,490                   22,310                   1,808
  Transfer agent fees                       3,270                    3,262                    3,623                   1,339
  Other                                    12,991                   15,101                   30,915                     445
                                      -----------              -----------             ------------             -----------
                                          300,155                  195,802                  417,206                  60,175
  Expense reimbursement                        --                       --                       --                 (11,676)
                                      -----------              -----------             ------------             -----------
                                          300,155                  195,802                  417,206                  48,499
                                      -----------              -----------             ------------             -----------
NET INVESTMENT INCOME                     523,004                2,017,887                  831,334                 147,574
                                      -----------              -----------             ------------             -----------

REALIZED AND UNREALIZED
  GAIN / (LOSS)
  Net realized gain / (loss)
    on investments                      8,159,357               (4,775,736)              17,671,066                 928,198
  Net realized gain / (loss)
    on futures contracts                       --                       --                 (561,075)              1,884,630
                                      -----------              -----------             ------------             -----------
                                        8,159,357               (4,775,736)              17,109,991               2,812,828
                                      -----------              -----------             ------------             -----------

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments, futures
    contracts, and translation
    of assets and liabilities
    in foreign currencies              (3,036,031)               4,348,916              (15,256,557)               (469,627)
                                      -----------              -----------             ------------             -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                         5,123,326                 (426,820)               1,853,434               2,343,201
                                      -----------              -----------             ------------             -----------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS              $ 5,646,330              $ 1,591,067             $  2,684,768             $ 2,490,775
                                      ===========              ===========             ============             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     STATEMENTS OF OPERATIONS

(UNAUDITED)

                                         BALANCED INDEX              NASDAQ-100 INDEX           RUSSELL 2000 SMALL CAP
                                            PORTFOLIO                   PORTFOLIO                   INDEX PORTFOLIO
                                     -----------------------  ------------------------------  ---------------------------
                                       FOR THE SIX MONTHS       PERIOD FROM APRIL 26, 2000    PERIOD FROM APRIL 26, 2000
                                       ENDED JUNE 30, 2000           TO JUNE 30,2000               TO JUNE 30, 2000
                                     -----------------------  ------------------------------  ---------------------------
INVESTMENT INCOME
  Interest                                 $   489,869                   $  6,708                       $  9,375
  Dividends (net of foreign
     withholding taxes
     of $415; $3; $0)                          113,387                        482                         36,401
                                           -----------                   --------                       --------
                                               603,256                      7,190                         45,776
                                           -----------                   --------                       --------
EXPENSES
  Investment advisory fees                      51,157                      6,220                          9,446
  Custodian fees and expenses                   15,263                        886                          5,581
  Portfolio accounting fees                     20,049                      5,218                         10,750
  Professional fees                              5,229                      2,960                          3,653
  Directors' fees                                3,974                        194                            291
  Transfer agent fees                            1,394                        527                            527
  Other                                         12,715                      2,337                          2,583
                                           -----------                   --------                       --------
                                               109,781                     18,342                         32,831
  Expense reimbursement                        (19,170)                    (4,839)                       (12,589)
                                           -----------                   --------                       --------
                                                90,611                     13,503                         20,242
                                           -----------                   --------                       --------
NET INVESTMENT INCOME (LOSS)                   512,645                     (6,313)                        25,534
                                           -----------                   --------                       --------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss) on
     investments                             1,626,606                     28,106                        624,577
  Net realized gain / (loss) on
     futures contracts                              --                         --                             --
                                           -----------                   --------                       --------
                                             1,626,606                     28,106                        624,577
                                           -----------                   --------                       --------

  Net change in unrealized
     appreciation /  (depreciation)
     on investments, futures
     contracts, and translation of
     assets and liabilities in
     foreign currencies                     (1,294,294)                   731,730                        322,339
                                           -----------                   --------                       --------

NET REALIZED AND UNREALIZED GAIN /
   (LOSS)                                      332,312                    759,836                        946,916
                                           -----------                   --------                       --------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                  $   844,957                   $753,523                       $972,450
                                           ===========                   ========                       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS

                           ZENITH PORTFOLIO                        BOND PORTFOLIO
                           --------------------------------------  --------------------------------------
                           FOR THE SIX MONTHS                      FOR THE SIX MONTHS
                             ENDED JUNE 30,    FOR THE YEAR ENDED    ENDED JUNE 30,    FOR THE YEAR ENDED
                              (UNAUDITED)         DECEMBER 31,        (UNAUDITED)         DECEMBER 31,
                           ------------------  ------------------  ------------------  ------------------
                                  2000                1999                2000                1999
                           ------------------  ------------------  ------------------  ------------------
OPERATIONS
  Net investment income            523,004       $   1,139,384        $  2,017,887        $  7,190,709
  Net realized gain /
     (loss) on
     investments and
     futures                     8,159,357         (15,155,238)         (4,775,736)             69,654
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of
     assets and
     liabilities in
     foreign currencies         (3,036,031)         15,500,859           4,348,916          (8,498,194)
                              ------------       -------------        ------------        ------------
                                 5,646,330           1,485,005           1,591,067          (1,237,831)
                              ------------       -------------        ------------        ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (886,835)         (1,534,834)         (4,829,347)         (6,544,239)
  Net realized gain                     --         (29,666,177)                 --                  --
                              ------------       -------------        ------------        ------------
                                  (886,835)        (31,201,011)         (4,829,347)         (6,544,239)
                              ------------       -------------        ------------        ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                          492,498           4,114,679           1,962,164          23,415,382
  Reinvestment of
     distributions                 886,835          31,201,011           4,829,347           6,544,239
  Payments for shares
     redeemed in the
     formation of the
     Apex Series               (54,900,222)                 --         (70,654,226)                 --
  Payments for shares
     redeemed                  (28,504,750)       (129,938,136)         (9,466,339)        (37,512,126)
                              ------------       -------------        ------------        ------------
                               (82,025,639)        (94,622,446)        (73,329,054)         (7,552,505)
                              ------------       -------------        ------------        ------------
NET INCREASE (DECREASE)
   IN NET ASSETS               (77,266,144)       (124,338,452)        (76,567,334)         15,334,575

NET ASSETS
  Beginning of period          124,444,356         248,782,808          98,427,736         113,762,311
                              ------------       -------------        ------------        ------------
  End of period               $ 47,178,212       $ 124,444,356        $ 21,860,402        $ 98,427,736
                              ============       =============        ============        ============
UNDISTRIBUTED /
   (OVERDISTRIBUTED) NET
   INVESTMENT INCOME          $   (211,176)      $     152,655        $ (1,728,953)       $  1,076,167
                              ============       =============        ============        ============
FUND SHARE TRANSACTIONS
  Sold                              37,871             305,666             195,665           2,160,763
  Reinvestment of
     distributions                  71,913           2,727,392             518,247             615,367
  Shares redeemed in the
     formation of the
     Apex Series                (4,100,091)                 --          (6,856,918)                 --
  Redeemed                      (2,288,671)         (9,872,069)           (929,976)         (3,498,330)
                              ------------       -------------        ------------        ------------
    Net increase
       (decrease) from
       fund share
       transactions             (6,278,978)         (6,839,011)         (7,072,982)           (722,200)
                              ============       =============        ============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS

                           S&P 500 INDEX PORTFOLIO                 S&P MIDCAP 400 INDEX PORTFOLIO
                           --------------------------------------  -------------------------------------------
                           FOR THE SIX MONTHS                      FOR THE SIX MONTHS
                             ENDED JUNE 30,    FOR THE YEAR ENDED    ENDED JUNE 30,    PERIOD FROM MAY 3, 1999
                              (UNAUDITED)         DECEMBER 31,        (UNAUDITED)          TO DECEMBER 31,
                           ------------------  ------------------  ------------------  -----------------------
                                  2000                1999                2000                  1999
                           ------------------  ------------------  ------------------  -----------------------
OPERATIONS
  Net investment income      $     831,334        $  2,323,223        $    147,574           $    232,890
  Net realized gain /
     (loss) on
     investments and
     futures                    17,109,991           1,318,947           2,812,828                 54,716
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of
     assets and
     liabilities in
     foreign currencies        (15,256,557)         37,850,127            (469,627)             2,090,416
                             -------------        ------------        ------------           ------------
                                 2,684,768          41,492,297           2,490,775              2,378,022
                             -------------        ------------        ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income         (1,799,646)         (1,983,080)           (317,528)              (159,248)
  Net realized gain             (1,720,737)         (1,193,873)         (1,116,730)                    --
                             -------------        ------------        ------------           ------------
                                (3,520,383)         (3,176,953)         (1,434,258)              (159,248)
                             -------------        ------------        ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       17,773,311         128,095,131           8,719,927             33,292,532
  Reinvestment of
     distributions               3,520,383           3,176,953           1,434,258                159,248
  Payments for shares
     redeemed in the
     formation of the
     Apex Series              (164,731,938)                 --         (18,434,630)                    --
  Payments for shares
     redeemed                  (12,309,367)        (16,800,128)         (5,562,271)           (11,707,182)
                             -------------        ------------        ------------           ------------
                              (155,747,611)        114,471,956         (13,842,716)            21,744,598
                             -------------        ------------        ------------           ------------
NET INCREASE (DECREASE)
   IN NET ASSETS              (156,583,226)        152,787,300         (12,786,199)            23,963,372

NET ASSETS
  Beginning of period          284,132,085         131,344,785          23,963,372                     --
                             -------------        ------------        ------------           ------------
  End of period              $ 127,548,859        $284,132,085        $ 11,177,173           $ 23,963,372
                             =============        ============        ============           ============
UNDISTRIBUTED /
   (OVERDISTRIBUTED) NET
   INVESTMENT INCOME         $    (546,236)       $    442,075        $    (96,311)          $     73,642
                             =============        ============        ============           ============
FUND SHARE TRANSACTIONS
  Sold                             790,517           6,182,960             767,267              3,297,454
  Reinvestment of
     distributions                 166,345             152,279             135,758                 15,195
  Shares redeemed in the
     formation of the
     Apex Series                (7,039,826)                 --          (1,566,239)                    --
  Redeemed                        (557,539)           (783,304)           (500,572)            (1,141,390)
                             -------------        ------------        ------------           ------------
    Net increase
       (decrease) from
       fund share
       transactions             (6,640,503)          5,551,935          (1,163,786)             2,171,259
                             =============        ============        ============           ============

                           BALANCED INDEX PORTFOLIO
                           -------------------------------------------
                           FOR THE SIX MONTHS
                             ENDED JUNE 30,    PERIOD FROM MAY 3, 1999
                              (UNAUDITED)          TO DECEMBER 31,
                           ------------------  -----------------------
                                  2000                  1999
                           ------------------  -----------------------
OPERATIONS
  Net investment income       $    512,645           $  1,043,300
  Net realized gain /
     (loss) on
     investments and
     futures                     1,626,606             (1,003,027)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of
     assets and
     liabilities in
     foreign currencies         (1,294,294)             2,191,646
                              ------------           ------------
                                   844,957              2,231,919
                              ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income         (1,408,780)              (657,172)
  Net realized gain                     --                     --
                              ------------           ------------
                                (1,408,780)              (657,172)
                              ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        1,250,146             98,304,751
  Reinvestment of
     distributions               1,408,780                617,172
  Payments for shares
     redeemed in the
     formation of the
     Apex Series               (35,685,686)                    --
  Payments for shares
     redeemed                   (6,529,740)           (44,828,754)
                              ------------           ------------
                               (39,556,500)            54,133,169
                              ------------           ------------
NET INCREASE (DECREASE)
   IN NET ASSETS               (40,120,323)            55,707,916
NET ASSETS
  Beginning of period           55,707,916                     --
                              ------------           ------------
  End of period               $ 15,587,593           $ 55,707,916
                              ============           ============
UNDISTRIBUTED /
   (OVERDISTRIBUTED) NET
   INVESTMENT INCOME          $   (510,006)          $    386,128
                              ============           ============
FUND SHARE TRANSACTIONS
  Sold                             124,287              9,807,128
  Reinvestment of
     distributions                 146,090                 69,542
  Shares redeemed in the
     formation of the
     Apex Series                (3,401,369)                    --
  Redeemed                        (641,990)            (4,525,183)
                              ------------           ------------
    Net increase
       (decrease) from
       fund share
       transactions             (3,772,982)             5,351,487
                              ============           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS

                                NASDAQ-100 INDEX           RUSSELL 2000 SMALL
                                   PORTFOLIO              CAP INDEX PORTFOLIO
                           --------------------------  --------------------------
                           PERIOD FROM APRIL 26, 2000  PERIOD FROM APRIL 26, 2000
                                TO JUNE 30, 2000            TO JUNE 30, 2000
                                  (UNAUDITED)                 (UNAUDITED)
                           --------------------------  --------------------------
OPERATIONS
  Net investment income /
     (loss)                       $    (6,313)                $    25,534
  Net realized gain /
     (loss) on
     investments and
     futures                           28,106                     624,577
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of
     assets and
     liabilities in
     foreign currencies               731,730                     322,339
                                  -----------                 -----------
                                      753,523                     972,450
                                  -----------                 -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income                    --                          --
  Net realized gain                        --                          --
                                  -----------                 -----------
                                           --                          --
                                  -----------                 -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                          11,131,798                  15,390,041
  Reinvestment of
     distributions                         --                          --
  Payments for shares
     redeemed                      (1,016,611)                   (534,479)
                                  -----------                 -----------
                                   10,115,187                  14,855,562
                                  -----------                 -----------
NET INCREASE (DECREASE)
   IN NET ASSETS                   10,868,710                  15,828,012

NET ASSETS
  Beginning of period                      --                          --
                                  -----------                 -----------
  End of period                   $10,868,710                 $15,828,012
                                  ===========                 ===========
UNDISTRIBUTED /
   (OVERDISTRIBUTED) NET
   INVESTMENT INCOME              $    (6,313)                $    25,534
                                  ===========                 ===========
FUND SHARE TRANSACTIONS
  Sold                              1,109,644                   1,536,759
  Reinvestment of
     distributions                         --                          --
  Redeemed                            (97,180)                    (50,584)
                                  -----------                 -----------
    Net increase
       (decrease) from
       fund share
       transactions                 1,012,464                   1,486,175
                                  ===========                 ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                   ZENITH PORTFOLIO

JUNE 30, 2000
(UNAUDITED)

COMMON STOCKS - 95.74%

                                              SHARES        VALUE

                                               ------------------
CONSUMER CYCLICAL - 16.07%
  America West Holdings Corp*                 20,000  $   342,500
  Belo (A.H.) Corp                            20,000      346,250
  Costco Wholesale Corp*                      15,000      495,000
  Federated Department Stores*                27,000      911,250
  General Motors Corp                          6,936      402,722
  Media General Inc                           20,000      971,250
  MediaOne Group*                             17,300    1,147,227
  Sabre Holdings Corp*                        28,906      823,821
  Target Corp                                 20,000    1,160,000
  TRICON Global Restaurants Inc*              34,700      980,275
                                                      -----------
                                                        7,580,295
                                                      -----------
CONSUMER NON-DURABLE - 17.26%
  Beckman Coulter Inc                         15,000      875,625
  Eli Lilly & Co                              13,400    1,338,325
  General Mills Inc                           24,000      918,000
  Johnson & Johnson                            5,000      509,375
  Pepsico Inc                                 24,000    1,066,500
  Pharmacia Corp                              15,000      775,313
  Sara Lee Corp                               69,000    1,332,562
  Schering-Plough Corp                        22,900    1,156,450
  Whitman Corp                                13,900      172,013
                                                      -----------
                                                        8,144,163
                                                      -----------
ENERGY - 10.03%
  Chevron Corp                                14,000    1,187,375
  Conoco Inc                                  42,000    1,031,625
  Exxon Mobil Corp                            14,000    1,099,000
  Houston Exploration Co*                     11,800      296,475
  Texaco Inc                                  21,000    1,118,250
                                                      -----------
                                                        4,732,725
                                                      -----------
FINANCIAL - 16.31%
  Bank Of America Corp                        17,100      735,300
  Bank One Corp                               22,000      584,375
  Charter One Financial Inc                   45,000    1,035,000
  Chase Manhattan Corp                        21,750    1,001,858
  Fannie Mae                                  15,000      782,813
  First Union Corp                            30,000      744,375
  Federal Home Loan Mortgage Corp             10,000      405,000
  Golden State Bancorp Inc*                   40,000      720,000
  J.P. Morgan & Company                        8,500      936,063
  Washington Mutual Inc                       26,000      750,750
                                                      -----------
                                                        7,695,534
                                                      -----------
                                              SHARES        VALUE

                                               ------------------
INDUSTRIAL - 12.89%
  ITT Industries Inc                          34,000  $ 1,032,750
  Minnesota Mining & Manufacturing
     Company                                  13,500    1,113,750
  Newport News Shipbuilding                   20,500      753,375
  Raytheon Co                                 42,500      818,125
  SPX Corp*                                   11,000    1,330,313
  Textron Inc                                 19,000    1,031,937
                                                      -----------
                                                        6,080,250
                                                      -----------
TECHNOLOGY - 13.23%
  Computer Associates International Inc       21,000    1,074,937
  Convergys Corp*                             15,000      778,125
  Hughes Electronics Corp*                     1,452      127,413
  Intel Corp                                   4,500      601,594
  International Business Machines Corp        13,000    1,424,313
  Microsoft Corp*                             15,000    1,200,000
  Verizon Communications*                     20,400    1,036,575
                                                      -----------
                                                        6,242,957
                                                      -----------
UTILITIES - 9.95%
  Bellsouth Corp                              23,200      988,900
  GTE Corp                                    15,000      933,750
  Niagara Mohawk Holdings Inc*                35,000      487,812
  SBC Communications Inc                      27,000    1,167,750
  Scana Corp                                  46,223    1,115,130
                                                      -----------
                                                        4,693,342
                                                      -----------
    Total Common Stocks
       ($44,427,629)                                   45,169,266
                                                      -----------

SHORT-TERM INVESTMENTS - 4.12%

                                           PRINCIPAL        VALUE

                                               ------------------
VARIABLE RATE DEMAND NOTES(1) - 4.12%
  Firstar Bank (5.883% due 12/31/31)      $1,905,095  $ 1,905,095
  Sara Lee (5.733% due 12/31/31)              38,224       38,224
                                                      -----------
                                                        1,943,319
                                                      -----------
    Total Short-Term Investments
       ($1,943,319)                                     1,943,319
                                                      -----------
TOTAL INVESTMENTS - 99.86%
   (cost $46,370,948)(2)                               47,112,585
                                                      -----------
OTHER ASSETS AND LIABILITIES - .14%                        65,627
                                                      -----------
TOTAL NET ASSETS - 100%                               $47,178,212
                                                      ===========

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2000 was $4,294,353 and ($3,552,716) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO

JUNE 30, 2000
(UNAUDITED)

U.S. TREASURY OBLIGATIONS - 33.37%

                                           PRINCIPAL        VALUE

                                              -------------------
U.S. TREASURY NOTES &
BONDS - 33.37%
  7.750% due 02/15/01                     $1,000,000  $ 1,008,125
  0.000% due 08/15/02                        481,000      424,737
  6.500% due 05/15/05                        250,000      252,735
  5.875% due 11/15/05                      1,853,000    1,821,152
  5.625% due 02/15/06                      1,202,000    1,165,565
  7.000% due 07/15/06                        500,000      517,969
  6.500% due 10/15/06                      1,600,000    1,618,000
  6.125% due 08/15/29                        481,000      486,111
                                                      -----------
    Total U.S. Treasury Obligations
       (cost $7,295,710)                                7,294,394
                                                      -----------
MORTGAGE-BACKED SECURITIES - 4.96%

FEDERAL NATIONAL
MORTGAGE ASSOCIATION - 4.96%
  (6.500% due 02/01/29)                    1,148,886    1,084,092
                                                      -----------
    Total Mortgage-Backed Securities
       (cost $1,085,877)                                1,084,092
                                                      -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.80%

PRIVATE SECTOR - 6.80%
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                    50,154       39,885
  Capstead Mortgage Securities Corp C-4
     (10.950% due 02/01/14)                   19,465       19,464
  BOAMS 1999-3 B3
     (6.250% due 05/25/14)                   219,066      193,712
  NMFC 1998-4 B3
     (6.250% due 10/25/2028)                 323,654      266,409
  NSCOR 1998-16 B1
     (6.500% due 06/25/13)                   276,848      260,424
  PNCMS 1999-91P
     (0.000% due 09/25/29)                 1,157,881      707,145
                                                      -----------
                                                        1,487,039
                                                      -----------
      Total Collateralized Mortgage
         Obligations
         (cost $1,431,884)                              1,487,039
                                                      -----------
                                           PRINCIPAL        VALUE

                                              -------------------
ASSET-BACKED SECURITIES - 2.55%
COMMERCIAL MORTGAGE-
BACKED SECURITIES - 2.55%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                $  627,885  $   556,451
                                                      -----------
    Total Asset-backed Securities
       (cost $604,216)                                    556,451
                                                      -----------
CORPORATE BONDS
AND NOTES - 51.88%

AIR TRANSPORTATION - 2.00%
  Continental Airlines
     (7.820% due 10/15/13)                   212,933      207,673
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                  206,031      229,444
                                                      -----------
                                                          437,117
                                                      -----------
BANK, BANK HOLDING
COMPANIES, & OTHER
BANK SERVICES - 11.13%
  Ahmanson Capital Trust
     (8.360% due 12/01/26)                   361,000      318,361
  Banc Tec Inc.
     (7.500% due 06/01/08)                   361,000      152,071
  CSC Holdings Sr. Nt.
     (8.125% due 08/15/09)                   361,000      351,217
  Erac USA Finance
     (7.950% due 12/15/09)                   240,000      233,259
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                   240,000      209,132
  GS Escrow Corp.
     (6.750% due 08/01/01)                    72,000       69,947
  GS Escrow Corp.
     (7.000% due 08/01/03)                   240,000      222,547
  Household Finance Corp.
     (7.200% due 07/15/06)                   361,000      348,020
  NationsBank Corp.
     (7.625% due 04/15/05)                   240,000      240,215
  Sovereign Bancorp
     (10.500% due 11/15/06)                   60,000       59,250
  Svenska Handelsbanken
     (7.125% due 03/07/07)                   250,000      229,443
                                                      -----------
                                                        2,433,462
                                                      -----------
BASIC MATERIALS - 2.26%
  LTV Corp. Sr. Nts.
     (11.750% due 11/15/09)                  240,000      201,600
  IMC Global Nts.
     (7.625% due 11/01/05)                   300,000      292,843
                                                      -----------
                                                          494,443
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                    SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO

                                           PRINCIPAL        VALUE

                                              -------------------
COMMUNICATIONS SERVICES - .53%
  Charter Communications Sr. Nt.
     (10.250% due 01/15/10)               $  120,000  $   116,100
                                                      -----------

CONSUMER CYCLICAL - .80%
  Federal-Mogul Co.
     (7.375% due 01/15/06)                   240,000      174,542
                                                      -----------

CONSUMER NON-DURABLE - 2.63%
  Dillard Dept. Store
     (7.375% due 06/01/06)                   138,000      121,703
  Sequa Corp. Sr. Nts.
     (9.000% due 08/01/09)                   240,000      230,400
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                   240,000      222,197
                                                      -----------
                                                          574,300
                                                      -----------

ELECTRIC - 3.43%
  Carolina Power & Light Sr. Nts.
     (5.950% due 03/01/09)                   240,000      213,479
  Edison Mission Nts.
     (7.730% due 06/15/09)                   240,000      233,398
  Niagara Mohawk Power
     (8.000% due 06/01/04)                   300,000      302,536
                                                      -----------
                                                          749,413
                                                      -----------
ENERGY - 3.32%
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                   361,000      324,149
  Mitchell Energy Development Corp.
     (6.750% due 02/15/04)                   421,000      402,467
                                                      -----------
                                                          726,616
                                                      -----------

ENTERTAINMENT & LEISURE - 2.46%
  Imax Corp. Sr. Nts.
     (7.875% due 12/01/05)                   240,000      217,200
  Royal Caribbean
     (7.000% due 10/15/07)                   361,000      319,876
                                                      -----------
                                                          537,076
                                                      -----------

FOOD, BEVERAGE, & TOBACCO - .96%
  RJR Nabisco Inc.
     (7.550% due 06/15/15)                   240,000      209,859
                                                      -----------
                                           PRINCIPAL        VALUE

                                              -------------------

GAMING INDUSTRY - 1.74%
  Casino Magic of Louisiana
     (13.000% due 08/15/03)               $  240,000  $   254,400
  Station Casinos Inc. 144A
     (9.875% due 07/01/10)                   125,000      125,313
                                                      -----------
                                                          379,713
                                                      -----------

HEALTH CARE - 1.63%
  Universal Health Services Sr. Notes
     (8.750% due 08/15/05)                   361,000      357,320
                                                      -----------

INSURANCE - 3.20%
  Farmers Insurance Exchange
     (8.500% due 08/01/04)                   240,000      245,047
  Prudential Ins. Surplus Notes
     (8.100% due 07/15/15)                   240,000      239,044
  USF&G Capital
     (8.470% due 01/10/27)                   240,000      215,226
                                                      -----------
                                                          699,317
                                                      -----------

MEDIA & CABLE - 2.30%
  CF Cable TV Inc.
     (9.125% due 07/15/07)                   240,000      255,595
  Continental Cablevision
     (8.300% due 05/15/06)                   240,000      247,980
                                                      -----------
                                                          503,575
                                                      -----------

MEDIA CONGLOMERATE - 4.30%
  News American Holdings
     (6.625% due 01/09/08)                   361,000      330,388
  Time Warner Inc.
     (8.110% due 08/15/06)                   361,000      367,853
  Viacom Inc. Sr. Notes
     (7.750% due 06/01/05)                   240,000      241,673
                                                      -----------
                                                          939,914
                                                      -----------

REAL ESTATE - 3.06%
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                   361,000      346,395
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                   361,000      322,262
                                                      -----------
                                                          668,657
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS

                                           PRINCIPAL        VALUE

                                              -------------------
TELECOMMUNICATIONS - 5.17%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                $  361,000  $   357,333
  Call-Net Enterprises
     (0.000% due 05/15/09)                   240,000       86,400
  Deutsche Tel
     (8.000% due 06/15/10)                   250,000      252,022
  Global Crossing Holdings
     (9.625% due 05/15/08)                   240,000      232,800
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                  240,000      204,000
                                                      -----------
                                                        1,132,555
                                                      -----------
TRANSPORTATION - .95%
  Midway Air Lines
     (8.140% due 01/02/13)                   233,085      208,343
                                                      -----------
    Total Corporate Bonds and Notes
       (cost $12,280,861)                              11,342,322
                                                      -----------
                                           PRINCIPAL        VALUE

                                              -------------------

SHORT TERM INVESTMENTS - 1.06%
VARIABLE RATE
DEMAND NOTES(1) - 1.06%
  Firstar Bank
     (6.423% due 12/31/31)                $  232,636  $   232,636
                                                      -----------
  Total Short-Term Investments
     (cost $232,636)                                      232,636
                                                      -----------
TOTAL INVESTMENTS - 100.62%
   (cost $22,931,184)(2)                               21,996,934
                                                      -----------
OTHER ASSETS AND LIABILITIES - (.62%)                    (136,532)
                                                      -----------
TOTAL NET ASSETS - 100.00%                            $21,860,402
                                                      ===========

----------

*    Non-Income Producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities at June 30, 2000 was $231,100 and ($1,165,350) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

JUNE 30, 2000
(UNAUDITED)

COMMON STOCKS - 98.83%

                                              SHARES         VALUE

                                                 -----------------
BASIC MATERIALS - 1.96%
  Air Products & Chemicals Inc                 2,289  $     70,530
  Alcan Aluminum Limited                       2,201        68,231
  Alcoa Inc                                    8,698       252,242
  Allegheny Technologies Inc                     924        16,632
  Arch Coal Inc                                    0             2
  Archer-Daniels-Midland Co                    6,118        60,033
  Barrick Gold Corp                            3,961        72,041
  Bemis Company                                  528        17,754
  Bethlehem Steel*                               880         3,135
  Boise Cascade                                  572        14,801
  Dow Chemical                                 6,603       199,328
  Dupont De Nemours & Co (E.I.)               10,520       460,241
  Eastman Chemical Company                       792        37,818
  Ecolab Inc                                   1,320        51,563
  Englehard Corp                               1,276        21,772
  FMC Corp*                                      308        17,864
  Freeport-McMoran Copper & Gold               1,629        15,068
  Georgia-Pacific Group                        1,717        45,071
  Great Lakes Chemical                           572        18,018
  Hercules, Inc                                1,056        14,850
  Homestake Mining Co                          2,641        18,157
  Inco Limited*                                1,937        29,781
  International Paper                          4,866       145,058
  International Flavors & Fragrance            1,056        31,878
  Louisiana-Pacific Co                         1,056        11,484
  Mead Corp                                    1,012        25,553
  Newmont Mining Corp                          1,673        36,179
  Nucor Corp                                     880        29,205
  Pactiv Corporation*                          1,717        13,521
  Phelps Dodge                                   836        31,089
  Placer Dome Inc                              3,301        31,566
  Potlatch Corporation                           308        10,203
  PPG Industries                               1,761        78,034
  Praxair Inc                                  1,584        59,301
  Rohm & Haas Co                               2,201        75,935
  Sigma-Aldrich Corp                           1,012        29,601
  Temple Inland                                  572        24,024
  Union Carbide Corp                           1,364        67,518
  Union Pacific Resources Group                2,553        56,166
  USX-U.S. Steel Group                           880        16,335
  Vulcan Materials Company                     1,012        43,200
  W.R. Grace & Co*                               704         8,536
  Westvaco Corp                                1,012        25,110
  Weyerhaeuser Co                              2,377       102,209
  Willamette Industries                        1,144        31,174
  Worthington Industries Inc                     880         9,240
                                                      ------------
                                                         2,497,051
                                                      ------------
                                              SHARES         VALUE

                                                 -----------------
CAPITAL GOODS - 7.83%
  Allied Waste Industries Inc*                 1,893  $     18,930
  American Power Conversion Co*                1,767        72,116
  Avery Dennison Co                            1,144        76,791
  Ball Corp                                      308         9,914
  Boeing Co                                    8,979       375,434
  Briggs & Stratton                              220         7,535
  Caterpillar Inc                              3,565       120,764
  Cooper Industries Inc                          968        31,521
  Crane Co                                       660        16,046
  Crown Cork & Seal                            1,320        19,800
  Cummins Engine Co., Inc                        396        10,791
  Danaher Corporation                          1,452        71,783
  Deere & Co                                   2,333        86,321
  Dover Co                                     2,069        83,924
  Eaton Corp                                     748        50,116
  Emerson Electric Co                          4,357       263,054
  Fluor Corp                                     748        23,656
  General Dynamics Corp                        2,025       105,806
  General Electric                            99,162     5,255,586
  Goodrich (B.F.) Co                           1,100        37,469
  Honeywell International Inc                  7,966       268,355
  Illinois Tool Works                          3,037       173,109
  Ingersoll-Rand Co                            1,629        65,567
  ITT Industries Inc.                            880        26,730
  Johnson Controls                               880        45,155
  Lockheed Martin Corp                         4,005        99,374
  McDermott International                        616         5,429
  Millipore Corp                                 440        33,165
  Minnesota Mining & Manufacturing Co          4,049       334,043
  Molex Inc                                    1,981        95,336
  National Service Inds                          396         7,722
  Navistar International Corp*                   660        20,501
  Northrop Grumman Corporation                   704        46,640
  Owens-Illinois Inc*                          1,496        17,485
  PACCAR Inc                                     792        31,433
  Pall Corp                                    1,232        22,792
  Parker-Hannifin                              1,144        39,182
  Pitney-Bowes Inc                             2,685       107,400
  Rockwell International Corp                  1,937        61,016
  Sanmina Corp*                                1,289       110,210
  Sealed Air Corp*                               836        43,786
  Solectron Corp*                              5,898       246,979
  Textron Inc                                  1,496        81,252
  Thermo Electron Corp*                        1,584        33,363
  Thomas & Betts Co                              572        10,940
  Timken Co                                      616        11,473
  Tyco International Limited                  17,033       806,933
  United Technologies Corp                     4,841       285,014
  Waste Management Inc                         6,250       118,750
                                                      ------------
                                                         9,986,491
                                                      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                              SHARES         VALUE

                                                 -----------------
COMMUNICATIONS SERVICES - 5.08%
  ALLTEL Corp                                  3,169  $    196,280
  AT & T Corp                                 32,174     1,017,503
  BellSouth Corp                              18,970       808,596
  CenturyTel Inc                               1,408        40,480
  Global Crossing Limited*                     7,658       201,501
  NEXTEL Communications Inc*                   7,306       447,036
  SBC Communications Inc                      34,375     1,486,719
  Sprint Corp FON Group                        8,759       446,709
  Sprint Corp PCS Group Inc*                   8,671       515,925
  Worldcom Inc*                               28,609     1,312,437
                                                      ------------
                                                         6,473,186
                                                      ------------
CONSUMER CYCLICAL - 7.67%
  American Greetings Co Class A                  660        12,540
  Armstrong Holdings Inc                         396         6,064
  AutoZone Inc*                                1,452        31,944
  Bed Bath & Beyond Inc*                       1,408        51,040
  Best Buy Co Inc*                             2,069       130,864
  Black & Decker Corp                            880        34,595
  Broadcom*                                    2,205       480,277
  Brunswick Corp                                 924        15,304
  Carnival Corp                                6,206       121,017
  Cendant Corp*                                7,174       100,436
  Centex Corp                                    616        14,476
  Circuit City Inc                             2,069        68,665
  Consolidated Stores Corp*                    1,100        13,200
  Convergys Corp*                              1,620        84,038
  Cooper Tire & Rubber Company                   748         8,322
  Costco Wholesale Corp*                       4,489       148,137
  Dana Corp                                    1,673        35,447
  Delphi Automotive Systems                    5,678        82,686
  Dillard Inc Class A                          1,100        13,475
  Dollar General Corp                          3,356        65,442
  Dow Jones & Co                                 880        64,460
  Dun & Bradstreet Corp                        1,629        46,630
  Federated Dept Stores*                       2,113        71,314
  Ford Motor Co                               12,148       522,364
  Gannett Co Inc                               2,817       168,492
  Gap Inc                                      8,627       269,594
  General Motors Corp                          5,600       325,150
  Genuine Parts Co                             1,805        36,100
  Goodyear Tire & Rubber                       1,584        31,680
  H & R Block                                    968        31,339
  Harcourt General Inc                           704        38,280
  Harley Davidson                              3,080       118,580
  Harrahs Entertainment Inc*                   1,276        26,716
  Hasbro Inc                                   1,937        29,176
  Hilton Hotels Corp                           3,697        34,659
  Home Depot                                  23,195     1,158,300
  IMS Health Inc                               3,081        55,458
  Interpublic Group Companies Inc              2,817       121,131
  K Mart Corp*                                 4,974        33,885
                                              SHARES         VALUE

                                                 -----------------
CONSUMER CYCLICAL - 7.67% (CONTINUED)
  Kaufman & Broad Home Corp                      484  $      9,589
  Knight Ridder Inc                              836        44,465
  Kohl's Department Stores*                    3,258       181,226
  Leggett & Platt Inc                          1,981        32,687
  Liz Claiborne Inc                              616        21,714
  Lowe's Companies                             3,829       157,228
  Marriott International Class A               2,509        90,481
  Masco Co                                     4,489        81,083
  Mattel Inc                                   4,225        55,717
  May Dept Stores Co                           3,345        80,280
  Maytag Corp                                    836        30,828
  McGraw-Hill Companies Inc.                   1,981       106,974
  Meredith Corporation                           528        17,820
  New York Times Class A                       1,717        67,822
  Nike Class B                                 2,817       112,152
  Nordstrom Inc                                1,408        33,968
  Office Depot Inc*                            3,301        20,631
  Omnicom Group                                1,805       160,758
  Owens-Corning Fiberglass Corp                  572         5,291
  Penney (J.C.) Co                             2,641        48,693
  Pulte Corp                                     440         9,515
  Radioshack Corporation                       1,937        91,765
  Reebok International Limited*                  572         9,116
  Russell Co                                     352         7,040
  Sears Roebuck & Co                           3,829       124,921
  Sherwin Williams                             1,673        35,447
  Snap-On Tools Inc                              572        15,230
  Spring Industries                              176         5,632
  Staples Inc*                                 4,665        71,724
  Target Corp                                  4,445       257,810
  The Limited Limited                          4,314        93,290
  The Stanley Works                              880        20,900
  Tiffany & Co                                   663        44,753
  TJX Companies Inc                            3,125        58,594
  Toys "R" Us Inc*                             2,465        35,897
  Tribune Co                                   2,377        83,195
  Trw Inc                                      1,232        53,438
  VF Corp                                      1,188        28,289
  Visteon Corp*                                1,591        19,286
  Wal-Mart Stores Inc                         44,850     2,584,478
  Whirlpool Corp                                 748        34,876
  Young & Rubicam Inc                            704        40,260
                                                      ------------
                                                         9,786,140
                                                      ------------
CONSUMER NON-DURABLE - 21.64%
  Abbott Labs                                 15,493       690,407
  Aetna Life And Casualty Co                   1,496        96,025
  Alberto-Culver Co Class B                      572        17,482
  Albertson's Inc                              4,269       141,944
  Allergan                                     1,320        98,340
  ALZA Corp Class A*                           1,012        59,835

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                              SHARES         VALUE

                                                 -----------------
CONSUMER NON-DURABLE - 21.64%
(CONTINUED)
  American Home Products Corp                 13,160  $    773,150
  Amgen*                                      10,299       723,505
  Anheuser-Busch Companies Inc                 4,665       348,417
  Avon Products Inc                            2,421       107,735
  Bard (C.R.) Inc*                               528        25,410
  Bausch & Lomb Inc                              572        44,259
  Baxter International Inc                     2,949       207,352
  Becton, Dickinson Co                         2,509        71,977
  BestFoods Inc                                2,817       195,077
  Biogen Inc*                                  1,496        96,492
  Biomet Inc                                   1,144        43,973
  Boston Scientific Corp*                      4,181        91,721
  Bristol-Meyers Squibb Co                    19,982     1,163,952
  Brown-Forman Class B                           704        37,840
  Campbell Soup Co                             4,313       125,616
  Cardinal Health Inc                          2,817       208,458
  Clear Channel Communications*                3,389       254,175
  Clorox Co                                    2,377       106,519
  Coca-Cola Co                                24,868     1,428,356
  Coca-Cola Enterprises                        4,269        69,638
  Colgate-Palmolive Co                         5,854       350,508
  Comcast Corp Class A Special*                8,759       354,740
  Conagra Inc                                  4,974        94,817
  Coors (Adolph) Class B                         352        21,296
  CVS Corporation                              3,961       158,440
  Dardeen Restaurants Inc                      1,320        21,450
  Deluxe Corp                                    748        17,625
  Donnelley (R.R.) & Sons*                     1,276        28,790
  Fort James Corporation                       2,201        50,898
  Fortune Brands Inc                           1,673        38,584
  General Mills                                3,081       117,848
  Gillette Co                                 10,827       378,268
  Great Atlantic & Pacific Tea Co Inc            396         6,584
  Guidant Corp*                                3,081       152,510
  HCA - The Healthcare Company                 5,678       172,469
  HEALTHSOUTH Corporation                      3,873        27,837
  Heinz (H.J.) Co                              3,609       157,894
  Hershey Foods Corp                           1,408        68,288
  Humana Inc*                                  1,673         8,156
  Johnson & Johnson Co                        13,996     1,425,843
  Kellogg Co                                   4,093       121,767
  Kimberly-Clark Corp                          5,502       315,677
  Kroger Co*                                   8,363       184,509
  Lilly (Eli) & Co                            11,003     1,098,925
  Longs Drug Stores Corp                         396         8,613
  Mallincrokdt Inc                               704        30,580
  Manor Care Inc*                              1,056         7,392
  McDonald's Corp                             13,644       449,399
  Mckesson HBOC Inc                            2,817        58,981
                                              SHARES         VALUE

                                                 -----------------
CONSUMER NON-DURABLE - 21.64%
(CONTINUED)
  Medimmune Inc*                               2,005  $    148,370
  Medtronic Inc                               12,060       600,739
  Merck & Co Inc                              23,547     1,804,289
  Nabisco Group Holdings                       3,301        85,620
  Newell Rubbermaid Inc                        2,861        73,671
  PE Corp-PE Biosystems Group                  2,069       136,295
  PepsiCo Inc                                 14,657       651,320
  Pfizer Inc                                  62,841     3,016,368
  Pharmacia Corporation                       12,615       652,038
  Philip Morris Co Inc                        23,855       633,648
  Procter & Gamble Co                         13,248       758,448
  Quaker Oats Co                               1,364       102,471
  Quintiles Transnational Corp*                1,144        16,159
  Ralston-Ralston Purina Group                 3,081        61,427
  Rite Aid Corp                                2,597        17,043
  Safeway Inc*                                 5,106       230,408
  Sara Lee Corp                                9,155       176,806
  Schering-Plough Corp                        14,789       746,845
  Seagrams Co Limited*                         4,357       252,706
  Starbucks Corp*                              1,704        65,072
  St. Jude Medical*                              836        38,352
  Supervalu Inc                                1,408        26,840
  Sysco Corp                                   3,301       139,055
  Tenet Healthcare Corp*                       3,125        84,375
  Time Warner Inc                             12,940       983,440
  Times Mirror Co Class A*                       560        53,200
  TRICON Global Restaurants*                   1,540        43,505
  Tupperware Corporation                         572        12,584
  Unilever N. V. - ADR                         5,766       247,938
  UnitedHealth Group Inc                       1,717       147,233
  UST Inc.                                     1,717        25,218
  Viacom Inc - Class B*                       15,398     1,049,942
  Walgreen Co                                 10,123       325,834
  Walt Disney Co                              20,774       806,291
  Watson Pharmaceuticals Inc*                    968        52,030
  WellPoint Health Networks*                     660        47,809
  Wendy's International Inc                    1,188        21,161
  Winn-Dixie Stores Inc                        1,496        21,412
  Wrigley (Wm) Jr. Co                          1,144        91,735
                                                      ------------
                                                        27,604,040
                                                      ------------
ENERGY - 5.28%
  Amerada Hess Corp                              924        57,057
  Anadarko Petroleum Corp                      1,276        62,923
  Apache Corp                                  1,144        67,282
  Ashland Inc                                    748        26,227
  Baker Hughes Inc                             3,301       105,632
  Burlington Resources Inc                     2,201        84,188
  Chevron Corp                                 6,602       559,932
  Conoco Inc Class B                           6,295       154,613

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                              SHARES         VALUE

                                                 -----------------
ENERGY - 5.28% (CONTINUED)
  Exxon Mobil Corporation                     34,771  $  2,729,524
  Halliburton Co                               4,445       209,748
  Kerr-McGee Co                                  968        57,052
  Occidental Petroleum                         3,697        77,868
  Phillips Petroleum Co                        2,553       129,405
  Rowan Cos Inc*                                 924        28,067
  Royal Dutch Petroleum ADR                   21,611     1,330,427
  Schlumberger Limited                         5,546       413,870
  Sunoco Inc                                     924        27,200
  Texaco Inc                                   5,590       297,667
  Tosco Corp                                   1,452        41,110
  Transocean Sedco Forex Inc                   2,069       110,562
  Unocal Corp                                  2,421        80,196
  USX-Marathon Group Inc                       3,125        78,320
                                                      ------------
                                                         6,728,870
                                                      ------------
FINANCIAL - 12.59%
  AFLAC Corporation                            2,685       123,342
  Allstate Corp                                8,099       180,203
  American Express Co                         13,467       701,967
  American General Corp                        2,509       153,049
  American International Group                15,581     1,830,768
  AmSouth Bancorp                              3,961        62,386
  Aon Corporation                              2,597        80,669
  Associates First Capital Corp                7,350       163,997
  Banc One Corp                               11,576       307,488
  Bank of America Corp*                       17,209       739,987
  Bank of New York Co Inc                      7,438       345,867
  BB&T Corporation                             3,521        84,064
  Bear Stearns Companies Inc                   1,188        49,451
  Capital One Financial Corp                   1,981        88,402
  Charles Schwab Corp                         12,412       417,354
  Charter One Financial Inc                    2,132        49,036
  Chase Manhattan                             12,478       574,768
  Chubb Corp                                   1,761       108,302
  Cigna Corp                                   1,893       176,996
  Cincinnati Financial Corp                    1,673        52,595
  Citigroup Inc                               33,978     2,047,175
  Comerica Inc                                 1,584        71,082
  Conseco Inc                                  3,301        32,185
  Countrywide Credit Industries Inc            1,144        34,678
  Fannie Mae                                  10,343       539,775
  Federal Home Loan Mortgage Corp              6,998       283,419
  Fifth Third Bancorp                          3,125       197,656
  First Union Corp                             9,947       246,810
  Firstar Corp                                 9,859       207,655
  FleetBoston Financial Corp                   9,243       314,262
  Franklin Resources Inc                       2,553        77,547
  Golden West Financial                        1,629        66,484
  Hartford Financial Services Group            2,245       125,580
  Household International Inc                  4,753       197,547
                                              SHARES         VALUE

                                                 -----------------
FINANCIAL - 12.59% (CONTINUED)
  Huntington Bancshares                        2,333  $     36,891
  Jefferson-Pilot Corp                         1,056        59,598
  KeyCorp                                      4,489        79,119
  Lehman Brothers Holdings                     1,188       112,340
  Lincoln National Corp                        1,981        71,564
  Loews Corporation                            1,056        63,360
  Marsh & McLennan Co                          2,685       280,415
  MBIA Inc                                     1,012        48,766
  MBNA Corporation                             8,099       219,685
  Mellon Financial Corp                        5,106       186,050
  Merrill Lynch & Co                           3,741       430,215
  MGIC Investment Corp                         1,056        48,048
  Morgan (J.P.) & Co Inc                       1,761       193,930
  Morgan Stanley, Dean Witter & Co            11,223       934,315
  National City Corporation                    6,206       105,890
  Northern Trust                               2,245       146,065
  Old Kent Financial Corp                      1,247        33,368
  Paine Webber Inc                             1,452        66,066
  PNC Financial Services Group                 2,949       138,234
  Progressive Corp                               748        55,352
  Providian Financial Corp                     1,408       126,720
  Regions Financial Corporation                2,201        43,745
  SAFECO Corp                                  1,320        26,235
  SLM Holding Corp                             1,584        59,301
  SouthTrust Corp                              1,673        37,852
  St. Paul Companies                           2,289        78,112
  State Street Corp                            1,629       172,776
  Summit Bancorp                               1,761        43,365
  SunTrust Banks Inc                           3,213       146,794
  Synovus Financial Corp                       2,817        49,650
  T. Rowe Price Associates Inc                 1,188        50,490
  Torchmark Corp                               1,320        32,588
  U.S. Bancorp                                 7,350       141,488
  Union Planters Corp                          1,408        39,336
  UNUMprovident Corp                           2,421        48,571
  Wachovia Corp                                2,025       109,856
  Washington Mutual Inc                        5,810       167,764
  Wells Fargo & Company                       16,549       641,267
                                                      ------------
                                                        16,057,727
                                                      ------------
TECHNOLOGY - 33.75%
  3COM Corporation*                            3,477       200,362
  Adaptec Inc*                                 1,012        23,023
  ADC Telecommunications Inc*                  2,993       251,038
  Adobe Systems Inc                            1,232       160,160
  Advanced Micro Devices Inc*                  1,496       115,566
  Agilent Technologies Inc*                    4,628       341,315
  Altera Corp*                                 2,174       221,612
  America Online Inc*                         23,000     1,213,250
  Analog Devices*                              3,521       267,596
  Andrew Corp*                                   836        28,058

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                              SHARES         VALUE

                                                 -----------------
TECHNOLOGY - 33.75% (CONTINUED)
  Apple Computer Inc*                          3,258  $    170,638
  Applied Materials Inc*                       7,658       694,006
  Autodesk Inc                                   616        21,368
  Automatic Data Processing Inc                6,294       337,122
  Bell Atlantic*                              15,625       793,945
  BMC Software Inc*                            2,421        88,329
  Cabletron Systems*                           1,805        45,576
  Ceridian Corporation*                        1,452        34,939
  Cisco Systems Inc*                          68,925     4,381,045
  Citrix Systems Inc*                          1,805        34,182
  COMPAQ Computers Corp                       17,121       437,656
  Computer Associates Inc                      5,800       296,888
  Computer Sciences Corp*                      1,673       124,952
  Compuware Corporation*                       3,609        37,443
  Comverse Technology Inc*                     1,496       139,128
  Conexant Systems Inc*                        1,981        96,326
  Corning Corp                                 2,839       766,175
  Dell Computer Corp*                         25,616     1,263,189
  Eastman Kodak                                3,169       188,556
  Electronic Data Systems Corp                 4,753       196,061
  EMC Corp Massachusetts*                     20,510     1,577,988
  Equifax                                      1,408        36,960
  First Data                                   4,225       209,666
  Gateway 2000 Inc*                            3,169       179,841
  Grainger (W.W.) Inc                            924        28,471
  GTE Corp*                                    9,771       608,245
  Hewlett-Packard Co                          10,255     1,280,593
  Intel Corp                                  33,670     4,501,258
  International Business Machines Corp        18,178     1,991,627
  KLA-Tencor Corporation*                      1,805       105,705
  Lexmark International Group Inc -
     Class A*                                  1,276        85,811
  Linear Technology Corp                       3,037       194,178
  LSI Logic Corp*                              2,993       161,996
  Lucent Technologies                         32,000     1,896,000
  Maxim Integrated Products*                   2,584       175,551
  Mediaone Group*                              6,162       408,625
  Mercury Interactive Corp*                      753        72,853
  Micron Technology Inc*                       5,458       480,645
  Microsoft Corp*                             52,500     4,200,000
  Motorola Inc                                21,390       621,647
  National Semiconductor*                      1,717        97,440
  NCR Corporation*                               968        37,692
  Network Appliance Inc*                       2,993       240,937
  Nortel Networks Corp                        28,696     1,958,502
  Novell Inc*                                  3,345        30,941
  Novellus Systems Inc*                        1,238        70,024
  Oracle Systems*                             28,697     2,412,342
  Parametric Technology Co*                    2,729        30,019
  Paychex Inc                                  3,697       155,274
  PeopleSoft Inc*                              2,685        44,974
                                              SHARES         VALUE

                                                 -----------------
TECHNOLOGY - 33.75% (CONTINUED)
  PerkinElmer Inc                                484  $     32,005
  Polaroid Corp                                  440         7,948
  QUALCOMM Inc*                                7,130       427,800
  Raytheon Co - Class B                        3,389        65,238
  Sabre Group Holdings Inc*                    1,081        30,809
  Sapient Corporation*                           550        58,816
  Scientific-Atlanta Inc                       1,584       118,008
  Seagate Technology Inc*                      2,113       116,215
  Shared Medical System                          264        19,256
  Siebel Systems Inc*                          2,000       327,125
  Sun Microsystems*                           15,757     1,432,902
  Tektronix Inc                                  484        35,816
  Tellabs Inc*                                 4,049       277,103
  Teradyne Inc*                                1,717       126,200
  Texas Instruments                           16,198     1,112,600
  Unisys Corp*                                 3,125        45,508
  US West Inc                                  5,106       437,840
  Veritas Software Corporation*                3,960       447,542
  Xerox Corp                                   6,690       138,818
  Xilinx Inc*                                  3,213       265,273
  Yahoo! Inc                                   5,326       659,754
                                                      ------------
                                                        43,047,885
                                                      ------------
TRANSPORTATION - .59%
  AMR Corp*                                    1,496        39,551
  Burlington Nrthrn Santa Fe Co                4,621       105,994
  CSX Corp                                     2,201        46,634
  Delta Air Lines Inc                          1,320        66,743
  FedEx Corporation*                           2,993       113,734
  Kansas City Southern Industries              1,100        97,556
  Norfolk Southern Co                          3,829        56,956
  Ryder System                                   660        12,499
  Southwest Airlines Co.                       5,062        95,862
  Union Pacific Corp                           2,509        93,302
  USAirways Group Inc*                           704        27,456
                                                      ------------
                                                           756,287
                                                      ------------
UTILITIES - 2.44%
  AES Corp*                                    4,138       188,796
  Ameren Corporation                           1,364        46,035
  American Electric Power                      3,231        95,724
  CP & L Energy Inc                            1,629        52,026
  CINergy Corporation                          1,584        40,293
  CMS Energy Corporation                       1,188        26,285
  Coastal Corp                                 2,157       131,307
  Columbia Energy Group                          836        54,863
  Consolidated Edison Inc                      2,245        66,508
  Constellation Energy Group                   1,496        48,714
  Dominion Resources                           2,465       105,687
  DTE Energy Company                           1,452        44,377
  Duke Power                                   3,697       208,418

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                              SHARES         VALUE

                                                 -----------------
UTILITIES - 2.44% (CONTINUED)
  Eastern Enterprises                            264  $     16,632
  Edison International                         3,477        71,279
  El Paso Energy Corporation                   2,289       116,596
  Enron Corp                                   7,218       465,561
  Entergy Corp                                 2,465        67,017
  FirstEnergy Corp                             2,333        54,534
  Florida Progress Corp                          968        45,375
  FPL Group Inc                                1,805        89,348
  General Public Utilities Corp                1,232        33,341
  New Century Energies Inc                     1,144        34,320
  Niagara Mohawk Holdings Inc*                 1,893        26,384
  NICOR                                          484        15,791
  Northern States Power                        1,540        31,089
  ONEOK Inc                                      308         7,989
  PECO Energy Company                          1,893        76,312
  Peoples Energy Corporation                     352        11,396
  PG & E Corporation                           3,873        95,373
  Pinnacle West Capital                          836        28,320
  PP & L Corporation                           1,452        31,853
  Public Service Enterprises Group Inc         2,201        76,210
  Reliant Energy Inc                           2,993        88,481
  Sempra Energy                                  880        14,960
  Southern Co                                  6,778       158,007
  TXU Corporation                              2,773        81,804
  Unicom Corporation                           2,201        85,151
                                              SHARES         VALUE

                                                 -----------------
UTILITIES - 2.44% (CONTINUED)

  Williams Companies Inc                       4,401  $    183,467
                                                      ------------
                                                         3,115,623
                                                      ------------
    Total Common Stocks
       (cost $70,535,947)                              126,053,300
                                                      ------------
UNIT INVESTMENT TRUST - .37%

                                          PRINCIPAL         VALUE

                                              -------------------
  S&P 500 Depositary Receipts             $  3,238   $    470,420
                                                     ------------
    Total Unit Investment Trust
       (cost $442,568)                                    470,420
                                                     ------------

SHORT-TERM INVESTMENTS(3) - .60%
VARIABLE RATE DEMAND NOTES(1) - .56%
  Firstar Bank (6.423% due 12/31/31)       714,683        714,683
                                                     ------------
U.S. TREASURY BILL - .04%
  U.S. Treasury Bill (5.135% due
     09/14/00)                              50,000         49,404
                                                     ------------
      Total Short-Term Investments
         (cost $764,087)                                  764,087
                                                     ------------
TOTAL INVESTMENTS - 99.80%
   (cost $71,742,602)(2)                              127,287,807
                                                     ------------
OTHER ASSETS AND LIABILITIES - .20%                       261,052
                                                     ------------
TOTAL NET ASSETS - 100%                              $127,548,859
                                                     ============

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2000 was $59,055,139 and ($3,509,934) respectively.
(3) Securities and other current assets with an aggregate value of $734,050 have been segregated with the custodian to cover margin requirements for the open futrues contracts as of June 30, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's 500 Index (09/00)             2       $(8,400)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

JUNE 30,2000
(UNAUDITED)

COMMON STOCKS - 75.59%

                                             SHARES       VALUE

                                               ----------------
BASIC MATERIALS - 3.45%
  Airgas Inc*                                   700  $    3,981
  Ak Steel Holding Corp                       1,040       8,320
  Albemarle Corp                                468       9,243
  Bowater Inc                                   523      23,077
  Cabot Corp                                    654      17,822
  Carpenter Technology Inc                      228       4,817
  Chesapeake Corporation                        175       5,184
  Cleveland-Cliffs Corp                         114       2,943
  Consolidated Papers                           890      32,541
  Crompton Corporation                        1,187      14,541
  Cytec Ind*                                    415      10,245
  Dexter Corp                                   233      11,184
  Ethyl Corp                                    826       2,065
  Ferro Corp                                    352       7,392
  Fuller (H.B.) Co                              126       5,741
  Georgia Gulf Corp                             299       6,223
  Georgia-Pacific Co Timber Group               823      17,797
  P.H. Glatfeler Co                             415       4,228
  Hanna (M.A.) Co                               476       4,284
  IMC Global Inc                              1,125      14,625
  Longview Fibre Co                             523       5,786
  Lubrizol Corp                                 534      11,214
  Lyondell Chemical Company                   1,173      19,648
  Martin Marietta Materials Inc                 468      18,925
  MAXXAM Inc*                                    63       1,118
  Minerals Technologies Inc                     225      10,350
  Olin Corporation                              461       7,607
  Rayonier Inc                                  285      10,224
  RPM Inc                                     1,058      10,712
  Schulman (A.) Inc                             299       3,607
  Solutia Inc                                 1,072      14,740
  Sonoco Products Inc                         1,005      20,665
  Southdown Inc                                 354      20,441
  UCAR International Inc*                       461       6,022
  Universal Corporation                         296       6,253
  Valspar Corp                                  230       7,763
  Wausau-Mosinee Paper Mills                    522       4,470
                                                     ----------
                                                        385,798
                                                     ----------
CAPITAL GOODS - 6.04%
  AGCO Corp                                     589       7,215
  Albany Intl Corp Class A*                     301       4,365
  American Standard Co*                         704      28,864
  Ametek Inc                                    304       5,320
  Carlisle Compaines Inc                        296      13,320
  Diebold Inc                                   698      19,457
  Donaldson Co Inc                              465       9,184
  Federal Signal Corp                           465       7,673
                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 6.04% (CONTINUED)
  Flowserve Corporation*                        360  $    5,423
  Granite Construction Inc                      284       6,958
  Harsco Corporation                            406      10,353
  Hillenbrand Industries                        639      20,009
  HON Industries                                593      13,936
  Hubbell Inc Class B                           645      16,448
  Jabil Circuit Inc*                          1,749      86,794
  Jacobs Engineering Group Inc*                 244       7,976
  Kaydon Corp                                   298       6,258
  Kennametal Inc                                296       6,346
  MagneTek Inc*                                 234       1,872
  Miller (Herman) Inc                           772      19,976
  Newport News Shipbuilding Inc                 343      12,605
  Nordson Corp                                  171       8,657
  Pentair Corp                                  473      16,792
  Precision Castparts Inc                       238      10,770
  Quanta Services Inc*                          560      30,800
  Reynolds & Reynolds Class A                   762      13,907
  Ryerson Tull Inc                              239       2,480
  SCI Systems Inc*                            1,422      55,725
  Sensormatic Electronics Corp*                 763      12,065
  Sequa Corporation                             112       4,277
  SPX Corp*                                     300      36,281
  Standard Register Co                          287       4,090
  Stewart & Stevenson Services Inc              288       4,338
  Symbol Technologies Inc                     1,323      71,434
  Tecumseh Products Co Class A                  185       7,065
  Teleflex Inc                                  362      12,942
  Trinity Industries                            403       7,456
  Vishay Intertechnology Inc*                 1,350      51,216
  Wallace Computer Services                     413       4,078
  York International Corp New Co                402      10,151
                                                     ----------
                                                        674,876
                                                     ----------
COMMUNICATIONS SERVICES - 1.38%
  Broadwing Inc*                              2,130      55,247
  Comsat Corp                                   531      12,479
  Powerwave Technologies Inc*                   600      26,400
  Telephone & Data Systems Inc                  598      59,949
                                                     ----------
                                                        154,075
                                                     ----------
CONSUMER CYCLICAL - 9.51%
  Abercrombie & Fitch Co*                     1,005      12,248
  ACNielsen*                                    583      12,826
  American Eagle Outfitters*                    468       6,552
  Apollo Group Inc*                             760      21,280
  Arvin Inds Inc                                243       4,222
  Axciom Corporation*                           838      22,836
  Bandag Inc                                    228       5,529
  Barnes & Noble Inc*                           699      15,553
  Belo (A.H.) Corp                            1,176      20,360
  BJ's Wholesale Club Inc*                      715      23,595

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
CONSUMER CYCLICAL - 9.51% (CONTINUED)
  Blyth Inc*                                    491  $   14,485
  Borders Group*                                766      11,921
  Borg-Warner Automotive Inc                    284       9,976
  Burlington Industries Inc*                    524         884
  Callaway Golf Company                         761      12,414
  CDW Computer Centers*                         836      52,250
  Cintas Corp*                                1,671      61,305
  Claire's Stores Inc                           521      10,029
  Clayton Homes Inc                           1,366      10,928
  DeVRY Inc*                                    700      18,506
  Dollar Tree Stores Inc*                     1,012      40,037
  Family Dollar Stores Inc                    1,710      33,452
  Fastenal Co                                   362      18,326
  Federal-Mogul Corp                            716       6,847
  Furniture Brands International Inc*           478       7,230
  Galileo International Inc                     876      18,287
  GTECH Holdings Corp*                          350       7,941
  Harte-Hanks Inc                               661      16,525
  Houghton Mifflin Co                           300      14,006
  International Game Technology*                732      19,398
  International Speedway Corp - Class A         528      21,846
  Jones Apparel Group*                        1,192      28,012
  Lancaster Colony Corp                         405       7,898
  Lands' End Inc*                               296       9,879
  Lear Corporation*                             654      13,080
  Lee Enterprises                               422       9,838
  Mandalay Resort Group*                        889      17,780
  Mark IV Industries                            459       9,582
  Media General Inc Class A                     246      11,946
  Meritor Automotive Inc*                       672       7,392
  Modine Manufacturing Co                       293       7,911
  Mohawk Industries*                            594      12,920
  Navigant Consulting Co*                       413       1,755
  NCH Corp                                       57       2,063
  NCO Group Inc*                                242       5,596
  Neiman-Marcus Group Inc*                      477      14,101
  OfficeMax Inc*                              1,124       5,620
  Ogden Corp*                                   478       4,302
  Park Place Entertainment*                   3,012      36,709
  Payless ShoeSource Inc*                       233      11,941
  Pittston Brink's Group                        514       7,035
  Readers Digest Association                  1,059      42,095
  Rollins Inc                                   296       4,403
  Ross Stores Inc                               881      15,032
  Saks Inc*                                   1,419      14,900
  Scholastic Corp*                              172      10,514
  Shaw Industries Inc                         1,307      16,338
  Sotheby's Holdings                            586      10,255
  Stewart Enterprises Inc Class A             1,057       3,733
  Superior Industries Inc                       246       6,335
  Sylvan Learning Systems Inc*                  520       7,150
  Tech Data Corp*                               525      22,870
                                             SHARES       VALUE

                                               ----------------
CONSUMER CYCLICAL - 9.51% (CONTINUED)
  Unifi Inc*                                    588  $    7,277
  USG Corp                                      478      14,519
  Viad Corporation                              942      25,670
  Warnaco Group (The) Class A                   538       4,170
  Washington Post Class B                       108      51,619
  Wellman Inc                                   347       5,617
  Westpoint Stevens Inc                         530       5,896
  Williams-Sonoma Inc*                          541      17,549
                                                     ----------
                                                      1,062,896
                                                     ----------
CONSUMER NON-DURABLE - 6.45%
  Banta Corporation                             246       4,659
  Bergen Brunswig Corp Class A                1,310       7,205
  Bob Evans Farms Inc                           400       5,975
  Brinker International Inc*                    647      18,925
  Buffets Inc*                                  414       5,253
  Carter-Wallace Inc                            461       9,278
  CBRL Group Inc                                586       8,607
  Chris-Craft Industries Inc*                   355      23,452
  Church & Dwight Co                            366       6,588
  Dean Foods Co                                 358      11,344
  Dial Corp                                   1,054      10,935
  Dole Food Company Inc                         539       7,546
  Dreyer's Grand Ice Cream Inc                  286       6,006
  Energizer Holdings Inc*                     1,027      18,743
  Flowers Industries Inc                        999      19,918
  Hannaford Brothers Company                    415      29,828
  Hispanic Broadcasting Corp*                 1,088      36,040
  Hormel Foods Corporation                    1,414      23,773
  International Multifoods Inc                  180       3,116
  Interstate Bakeries Corp                      695       9,730
  Iowa Beef Processing Inc                    1,058      16,333
  Kelly Services Inc Class A                    354       8,186
  Lance Inc                                     295       2,655
  Lone Star Steakhouse & Saloon Inc*            343       3,473
  Manpower Inc                                  760      24,320
  McCormick & Co                                704      22,880
  Modis Professional Services Inc*              946       7,213
  Outback Steakhouse Inc*                       757      22,142
  Papa Johns International Inc*                 297       7,277
  Perrigo Co*                                   715       4,513
  Premier Parks Inc*                            769      17,495
  PSS World Medical Inc*                        706       4,743
  RJ Reynolds Tobacco Holdings Inc            1,070      29,893
  Robert Half International*                  1,772      50,502
  Ruddick Corp                                  467       5,516
  Smucker (The J.M.) Class A                    291       5,602
  Suiza Foods Corp*                             300      14,663
  Tyson Foods Inc Class A                     2,241      19,609
  Universal Foods Corp                          479       8,862
  Univision Commiunications Inc*              1,005     104,016
  Valassis Communication*                       541      20,626

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 6.45% (CONTINUED)
  Westwood One Inc*                           1,075  $   36,684
  Whitman Corp                                1,408      17,424
                                                     ----------
                                                        721,548
                                                     ----------
ENERGY - 5.75%
  BJ Services                                   850      53,125
  Devon Energy Corporation                      835      46,917
  ENSCO International Inc                     1,357      48,598
  Global Marine Inc*                          1,716      48,370
  Grant Prideco Inc*                          1,064      26,600
  Hanover Compressor Co*                        544      20,672
  Helmerich & Payne                             479      17,903
  Murphy Oil Corp                               461      27,401
  Nabors Industries*                          1,363      56,650
  Noble Affiliates                              580      21,605
  Noble Drilling Corporation*                 1,298      53,461
  Ocean Energy Inc*                           1,651      23,424
  Pennzoil-Quaker State Co                      768       9,264
  Pioneer Natural Resources Co*                 999      12,737
  Santa Fe Synder Corp*                       1,827      20,782
  Smith International Inc*                      476      34,659
  Tidewater Inc                                 538      19,368
  Ultramar Diamond Shamrock Corp                838      20,793
  Valero Energy Corp                            539      17,113
  Varco International Inc*                      892      20,739
  Weatherford International                   1,064      42,359
                                                     ----------
                                                        642,540
                                                     ----------
FINANCIAL - 7.84%
  Allmerica Financial Corp                      533      27,916
  Ambac Financial Group Inc                     701      38,424
  American Financial Group Inc                  585      14,515
  Associated Banc-Corp                          707      15,421
  Astoria Financial Corp                        533      13,725
  Banknorth Group Inc                         1,500      22,969
  CCB Financial Corp                            408      15,096
  City National Corp                            471      16,367
  Compass Bancshares Inc                      1,122      19,144
  Dime Bancorp Inc                            1,075      16,931
  E*Trade Group Inc*                          2,807      46,316
  Edwards (A.G.) Inc                            884      34,476
  Everest Reinsurance Holdings                  469      15,418
  FINOVA (The) Group Inc                        596       7,748
  First Securtiy Corp                         1,943      26,352
  First Tennessee National Corp               1,294      21,432
  First Virginia Banks Inc                      479      16,675
  Firstmerit Corp                               886      18,938
  GreenPoint Financial Corp                   1,063      19,931
  Hibernia Corp                               1,590      17,291
  Horace Mann Educators                         410       6,150
  HSB Group Inc                                 292       9,089
                                             SHARES       VALUE

                                               ----------------
FINANCIAL - 7.84% (CONTINUED)
  Keystone Financial Inc                        476  $   10,115
  Legg Mason Inc                                582      29,100
  Marshall & Isley Corp                       1,058      43,907
  Mercantile Bankshares Corp                    698      20,809
  National Commerce Bancorp                   1,065      17,107
  North Fork Bancorporation Inc               1,688      25,531
  Ohio Casualty Corp                            591       6,279
  Old Republic International Corp             1,243      20,510
  Pacific Century Finacial Corp                 776      11,349
  Protective Life Corp                          644      17,147
  Provident Financial Group                     475      11,311
  ReliaStar Financial Corp                      882      46,250
  Sovereign Bancorp Inc                       2,177      15,307
  TCF Financial Corp                            824      21,167
  The PMI Group Inc                             442      20,995
  Unitrin Inc                                   706      20,739
  Waddell & Reed Financial Inc                  830      27,234
  Webster Financial Corporation                 462      10,251
  Westamerica Bancorporation                    361       9,431
  Wilmington Trust Corp                         305      13,039
  Zions Bancorporation                          833      38,225
                                                     ----------
                                                        876,127
                                                     ----------
HEALTH CARE - 9.54%
  Acuson Corp*                                  247       3,335
  Appria Healthcare Group Inc*                  524       6,419
  Beckman Coulter Inc                           292      17,046
  Chiron Corp*                                1,780      84,550
  Covance Inc*                                  580       5,111
  Dentsply International Inc                    527      16,238
  Edwards Lifesciences Corp*                    589      10,897
  Express Scripts Inc*                          364      22,614
  First Health Group Corp*                      477      15,652
  Forest Laboratories Class A*                  830      83,830
  Foundation Health Systems-A*                1,191      15,483
  Genzyme Corp*                                 828      49,214
  Gilead Sciences Inc*                          421      29,944
  Health Management Association
     Class A*                                 2,441      31,886
  ICN Pharmaceuticals Inc                       770      21,416
  IDEC Pharmaceuticals Corp*                    437      51,266
  INCYTE Genomics Inc*                          270      22,191
  IVAX Corp*                                  1,582      65,653
  Lincare Holdings Inc*                         532      13,101
  Millennium Pharmaceuticals Inc*               884      98,898
  Minimed Inc*                                  300      35,400
  Mylan Laboratories                          1,290      23,543
  Omnicare Inc                                  892       8,084
  Oxford Health Plans*                          818      19,479
  PacifiCare Health Systems*                    420      25,279
  Quest Diagnostics Inc*                        400      29,900
  Quorum Health Group Inc*                      704       7,260
  Sepracor Inc*                                 722      87,085

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
HEALTH CARE - 9.54% (CONTINUED)
  STERIS Corp*                                  656  $    5,822
  Stryker Corp                                1,900      83,125
  Sybron International Corp*                  1,013      20,070
  Trigon Healthcare Inc*                        403      20,780
  VISX Inc*                                     644      18,072
  Cybex Computer Corp                           411      17,956
                                                     ----------
                                                      1,066,599
                                                     ----------
TECHNOLOGY - 16.56%
  Adtran Inc*                                   404      24,190
  Affiliated Computer Svcs - A*                 478      15,804
  ANTEC Corp*                                   400      16,625
  Arrow Electronics Inc*                        946      29,326
  Atmel Corporation*                          2,181      80,424
  Avnet Inc                                     421      24,944
  Burr-Brown Corp*                              534      46,291
  Cadence Design Sys Inc*                     2,415      49,206
  Cambridge Technology Partners*                593       5,170
  Checkfree Holdings Corporation*               535      27,586
  Cirrus Logic Inc*                             650      10,400
  Comdisco                                    1,524      34,004
  Commscope Inc*                                489      20,049
  Concord Efs Inc*                            2,035      52,910
  CSG Systems International Inc*                487      27,302
  Cypress Semi-Conductor*                     1,200      50,700
  DST Systems Inc*                              640      48,720
  Electronic Arts*                              644      46,972
  Fiserv Inc*                                 1,193      51,597
  Gartner Group Inc - Class B*                  881       8,700
  Harris Corp                                   734      24,039
  Imation Corporation*                          356      10,458
  Informix Corp*                              2,622      19,501
  Integrated Device Inc*                        901      53,947
  Intuit Inc*                                 1,941      80,309
  Investment Technology Group*                  299      11,811
  Keane Inc*                                    708      15,311
  L-3 Communications Holdings*                  306      17,461
  Legato Systems Inc*                           831      12,569
  Litton Inds*                                  463      19,446
  Macromedia Inc*                               478      46,217
  MarchFirst Inc*                             1,500      27,375
  Mentor Graphics Corp*                         643      12,780
  Micrel Inc*                                   800      34,750
  Microchip Technologies Inc*                   763      44,457
  Network Associates Inc*                     1,365      27,812
  NOVA Corp*                                    716      20,003
  NVIDIA Corp*                                  596      37,883
  Policy Management Systems Co*                 353       5,427
  Polycom Inc*                                  306      28,793
  QLogic Corporation*                           715      47,235
  Quantum Corp-DLT & Storage*                 1,591      15,413
  Rational Software Corp*                       882      81,971
                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 16.56% (CONTINUED)
  Sawtek Inc*                                   415  $   23,888
  Semtech Corp*                                 329      25,163
  Storage Technology Corp*                      998      10,916
  Structural Dynamics Research*                 353       5,317
  SunGard Data Systems Inc*                   1,250      38,750
  Sybase Inc*                                   818      18,814
  Sykes Enterprises Inc*                        415       5,343
  Symantec Corp*                                589      31,769
  Synopsys Inc*                                 700      24,194
  Titan Corporation*                            504      22,554
  Transaction Systems Architects Inc*           306       5,240
  Transwitch Corp*                              379      29,254
  Triquint Semiconductor Corp*                  362      34,639
  Vitesse Semiconductor Corp*                 1,825     134,249
  Waters Corp*                                  600      74,888
                                                     ----------
                                                      1,850,866
                                                     ----------
TRANSPORTATION - .97%
  Airborne Freight Corp                         475       8,995
  Alaska Airgroup Inc*                          246       6,673
  Alexander & Baldwin Inc                       418       9,222
  Arnold Industries Inc                         238       2,871
  C.H. Robinson Worldwide Inc                   482      23,859
  CNF Transportation Inc                        474      10,784
  GATX Corp                                     477      16,218
  Hunt (J.B.) Transportation Services
     Inc                                        353       5,449
  Overseas Shipholding Group                    346       8,520
  Swift Transportation Co Inc*                  644       9,016
  Wisconsin Central Transportion Corp*          521       6,773
                                                     ----------
                                                        108,380
                                                     ----------
UTILITIES - 8.10%
  AGL Resources Inc                             543       8,654
  Allegheny Energy Inc                        1,074      29,401
  Alliant Energy Corp                           771      20,046
  American Water Works Inc                      950      23,750
  Black Hills Corp                              226       5,099
  Calpine Corporation*                        1,206      79,295
  Cleco Corporation                             230       7,705
  CMP Group Inc                                 305       8,940
  Conectiv Inc                                  934      14,535
  DPL Inc                                     1,316      28,870
  DQE Inc                                       758      29,941
  Dynegy Inc                                  1,413      96,526
  Energy East Corporation                     1,161      22,132
  Hawaiian Electric Industries Inc              304       9,975
  IDACORP Inc                                   361      11,642
  IPALCO Inc                                    834      16,784
  Kansas City Power & Light Co                  599      13,478
  KeySpan Corporation                         1,308      40,221
  Kinder Morgan Inc                           1,118      38,641
  LG&E Energy Corp                            1,292      30,847

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
UTILITIES - 8.10% (CONTINUED)
  MCN Energy Group Inc                          834  $   17,827
  Minnesota Power & Light                       715      12,378
  Montana Power Co                            1,073      37,890
  National Fuel Gas Co                          366      17,843
  NiSource Inc                                1,238      23,058
  Northeast Utilities                         1,343      29,210
  NSTAR                                         592      24,087
  OGE Energy Corp                               767      14,190
  Potomac Electric Power Co                   1,177      29,425
  Public Service Company of New Mexico          409       6,314
  Puget Sound Energy Inc                        830      17,689
  Questar                                       822      15,926
  SCANA Corp                                  1,011      24,390
  Sierra Pacific Resources Inc                  770       9,673
  TECO Energy Inc                             1,291      25,901
  UtiliCorp United Inc                          934      18,563
  Vectren Corp                                  595      10,264
  Washington Gas Light Co                       467      11,237
  Wisconsin Energy Corp                       1,175      23,278
                                                     ----------
                                                        905,625
                                                     ----------
    Total Common Stocks
       (cost $6,788,805)                              8,449,330
                                                     ----------
UNIT INVESTMENT TRUST - 2.57%
  S&P Mid-Cap 400 Depositary Receipts         3,231     286,750
                                                     ----------
    Total Unit Investment Trust
       (cost $285,388)                                  286,750
                                                     ----------
SHORT-TERM INVESTMENTS(3) - 21.13%

                                          PRINCIPAL        VALUE

                                              ------------------
VARIABLE RATE DEMAND NOTES(1) - 15.39%
  American Family (6.306% due 12/31/31)   $386,858   $   386,858
  Firstar Bank (6.423% due 12/31/31)       380,873       380,873
  General Mills (6.278% due 12/31/31)      427,051       427,051
  Sara Lee (6.273% due 12/31/31)           300,334       300,334
  Wisconsin Corp.(6.343% due 12/31/31)      24,652        24,652
  Wisconsin Electric (6.306% due
     12/31/31)                             200,170       200,170
                                                     -----------
                                                       1,719,938
                                                     -----------
U.S. TREASURY BILL - 5.74%
  U.S. Treasury Bill (0.000% due
     09/21/00)                             650,000       641,620
                                                     -----------
    Total Short-Term Investments
       (cost $2,361,557)                               2,361,558
                                                     -----------
TOTAL INVESTMENTS - 99.29%
   (cost $9,435,750)(2)                               11,097,638
                                                     -----------
OTHER ASSETS AND LIABILITIES - .71%                       79,535
                                                     -----------
TOTAL NET ASSETS - 100%                              $11,177,173
                                                     ===========


----------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2000.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2000 was $2,032,585 and ($370,697) respectively.

(3) Securities and other current assets with an aggregate value of $2,441,500 have been segregated with the custodian to cover margin requirements for the open futrues contracts as of June 30, 2000:

                                                           Unrealized
                                                        Appreciation/
Type                                      Contracts    (Depreciation)
---------------------------------------------------------------------
Standard & Poor's MidCap 400 Index
   (09/00)                                     10       $ (41,100)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

JUNE 30, 2000
(UNAUDITED)

COMMON STOCKS - 57.74%

                                             SHARES       VALUE

                                               ----------------
BASIC MATERIALS - 1.10%
  Air Products & Chemicals Inc                  154  $    4,745
  Alcan Aluminium Ltd.                          154       4,774
  Alcoa Inc                                     618      17,922
  Allegheny Technologies Inc                     61       1,098
  Archer-Daniels-Midland Company                430       4,219
  Barrick Gold Corp                             277       5,038
  Bemis Company                                  31       1,042
  Boise Cascade                                  31         802
  Dow Chemical                                  462      13,947
  Du Pont (E.I.)                                738      32,281
  Eastman Chemical Company                       61       2,913
  Ecolab Inc                                     92       3,594
  Englehard Corp                                 92       1,570
  FMC Corp*                                      31       1,798
  Freeport-McMoran Copper & Gold*               123       1,138
  Georgia-Pacific Group                         123       3,229
  Great Lakes Chemical                           31         977
  Hercules Inc                                   61         858
  Homestake Mining Co                           184       1,265
  Inco Limited*                                 123       1,891
  International Paper Co                        350      10,439
  International Flavors & Fragrance              61       1,841
  Louisiana Pacific Co                           61         663
  Mead Corp                                      61       1,540
  Newmont Mining Corp                           123       2,660
  Nucor Corp                                     61       2,024
  Pactiv Corporation*                           123         969
  Phelps Dodge                                   61       2,268
  Placer Dome Inc                               246       2,352
  Potlatch Corporation                           31       1,027
  PPG Industries                                123       5,450
  Praxair Inc                                   123       4,605
  Rohm & Haas Co                                154       5,313
  Sigma-Aldrich Corp                             61       1,784
  Temple-Inland Inc                              31       1,302
  Union Carbide Corp                             92       4,554
  Union Pacific                                 184       4,048
  USX-U.S. Steel Group Inc                       61       1,132
  Vulcan Materials Company                       61       2,604
  Grace (W.R.) & Co.*                            61         740
  Westvaco Corp                                  61       1,514
  Weyerhaeuser Corp                             154       6,622
  Willamette Industries                          92       2,507
  Worthington Industries Inc                     61         641
                                                     ----------
                                                        173,700
                                                     ----------
                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 4.60%
  Allied Waste Industries Inc.*                 123  $    1,230
  American Power Conversion Co*                 129       5,265
  Avery Dennison Corp                            92       6,176
  Ball Corp                                      31         998
  Boeing Co                                     676      28,265
  Briggs & Stratton Corp                         31       1,062
  Caterpillar Inc                               246       8,333
  Cooper Industries                              61       1,986
  Crane Co                                       61       1,483
  Crown Cork & Seal                              92       1,380
  Cummins Engine Co Inc                          31         845
  Danaher Corporation                            92       4,548
  Deere & Co                                    154       5,698
  Dover Corp                                    154       6,247
  Eaton Corp                                     61       4,087
  Emerson Electric Co                           307      18,535
  Fluor Corp                                     61       1,929
  General Dynamics Corp                         154       8,047
  General Electric Co                         7,098     376,194
  Goodrich (B.F.)                                92       3,134
  Honeywell International Inc                   584      19,674
  Illinois Tool Works Inc                       215      12,255
  Ingersoll-Rand Co                             123       4,951
  ITT Industries Inc.                            61       1,853
  Johnson Controls Inc                           61       3,130
  Lockheed Martin Corp                          277       6,873
  Mcdermott International                        31         273
  Millipore Corp                                 31       2,337
  Minnesota Mining & Manufacturing Co           277      22,853
  Molex Inc                                     154       7,411
  National Service Industries                    31         605
  Navistar International*                        31         963
  Northrop Grumman Corporation                   61       4,041
  Owens-Illinois, Inc.*                         123       1,438
  PACCAR Inc                                     61       2,421
  Pall Corp                                      92       1,702
  Parker-Hannifin Corp                           92       3,151
  Pitney-Bowes Inc                              184       7,360
  Rockwell International Corp                   123       3,875
  Sanmina Corp*                                  94       8,037
  Sealed Air Corp*                               61       3,195
  Solectron Corp*                               430      18,006
  Textron Inc                                    92       4,997
  Thermo Electron Corp*                         123       2,591
  Thomas & Betts Co                              31         593
  Timken Co                                      31         577
  Tyco International Limited                  1,229      58,220
  United Technologies Corp                      338      19,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 4.60% (CONTINUED)
  Waste Management                              430  $    8,170
                                                     ----------
                                                        716,894
                                                     ----------
COMMUNICATIONS SERVICES - 2.96%
  ALLTEL Corp                                   215      13,317
  AT&T Corp                                   2,305      72,896
  BellSouth Corp                              1,352      57,629
  CenturyTel Inc                                 92       2,645
  Global Crossing Limited*                      553      14,551
  NEXTEL Communications Class A*                492      30,104
  SBC Communications, Inc.                    2,458     106,307
  Sprint Corp FON Group                         615      31,365
  Sprint Corp PCS Group*                        645      38,378
  WorldCom Inc*                               2,044      93,769
                                                     ----------
                                                        460,961
                                                     ----------
CONSUMER CYCLICAL - 4.57%
  American Greetings Co Class A                  61       1,159
  Armstrong World                                31         475
  AutoZone Inc*                                  92       2,024
  Bed Bath & Beyond Inc*                         92       3,335
  Best Buy Co Inc*                              154       9,741
  Black & Decker Corp                            61       2,398
  Broadcom Corporation*                         162      35,286
  Brunswick Corp                                 61       1,010
  Carnival Corporation                          430       8,385
  Cendant Corporation*                          522       7,308
  Centex Corp                                    31         729
  Circuit City Group                            154       5,111
  Consolidated Stores Corp*                      92       1,104
  Convergys Corp*                               118       6,121
  Cooper Tire & Rubber Company                   61         679
  Costco Wholesale Corporation*                 307      10,131
  Dana Corp                                     123       2,606
  Delphi Automotive Systems                     399       5,810
  Dillard Inc                                    92       1,127
  Dollar General Corporation                    230       4,485
  Dow Jones & Co                                 61       4,468
  Dun & Bradstreet Corp                         123       3,521
  Federated Department Stores*                  154       5,198
  Ford Motor Co                                 860      36,980
  Gannett Co Inc                                215      12,860
  Gap (The)                                     615      19,219
  General Motors Corp                           400      23,225
  Genuine Parts Co                              123       2,460
  Goodyear Tire & Rubber                        123       2,460
  H&R Block                                      61       1,975
  Harcourt General Inc.                          61       3,317
  Harley-Davidson                               246       9,471
  Harrah's Entertainment*                        92       1,926
                                             SHARES       VALUE

                                               ----------------
CONSUMER CYCLICAL - 4.57% (CONTINUED)
  Hasbro Inc                                    154  $    2,320
  Hilton Hotels Corp                            277       2,597
  Home Depot Inc                              1,644      82,097
  IMS Health Inc                                215       3,870
  Interpublic Group Companies Inc               215       9,245
  K Mart Corp*                                  369       2,514
  Kaufman & Broad Home Corp                      31         614
  Knight-Ridder Inc                              61       3,244
  Kohl's Corp*                                  246      13,684
  Leggett & Platt Inc                           154       2,541
  Liz Claiborne Inc                              31       1,093
  Lowe's Companies                              277      11,374
  Marriott International Class A                184       6,636
  Masco Co                                      307       5,545
  Mattel Co                                     307       4,049
  May Department Stores Co                      246       5,904
  Maytag Corp                                    61       2,249
  McGraw-Hill Companies Inc                     154       8,316
  Meredith Corporation                           31       1,046
  New York Times Class A                        123       4,859
  NIKE Inc                                      215       8,560
  Nordstrom Inc                                  92       2,220
  Office Depot Inc*                             246       1,538
  Omnicom Group                                 123      10,955
  Owens Corning                                  31         287
  Penney (JC) Co Inc                            184       3,393
  Pulte Corp                                     31         670
  RadioShack Corporation                        154       7,296
  Reebok International Limited*                  31         494
  Russell Corp                                   31         620
  Sears Roebuck & Co                            277       9,037
  Sherwin-Williams                              123       2,606
  Snap-On Inc.                                   31         825
  Staples Inc*                                  338       5,197
  Target Corp                                   307      17,806
  The Limited                                   308       6,661
  The Stanley Works                              61       1,449
  Tiffany & Co                                   49       3,308
  TJX Companies Inc                             215       4,031
  Toys R Us Hldg. Cos.*                         184       2,680
  Tribune Co                                    184       6,440
  TRW Inc                                       300      13,013
  VF Corp                                        92       2,191
  Visteon Corp*                                 113       1,365
  Wal-Mart Stores Inc                         3,196     184,164
  Whirlpool Corp                                 61       2,844
  Young & Rubicam Inc                            61       3,488
                                                     ----------
                                                        713,039
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 5.99%
  Alberto-Culver Co Class B                      31  $      947
  Albertson's Inc                               307      10,208
  Anheuser-Busch Companies Inc                  338      25,244
  Avon Products Inc                             184       8,188
  BestFoods Inc                                 215      14,889
  Brown-Foreman Class B                          61       3,279
  Campbell Soup Co                              307       8,941
  Cardinal Health Inc                           215      15,910
  Clear Channel Communications*                 246      18,450
  Clorox Co                                     184       8,246
  Coca Cola Co                                1,782     102,354
  Coca-Cola Enterprises                         307       5,008
  Colgate-Palmolive Co                          430      25,746
  Comcast Corp Class A Special*                 615      24,908
  ConAgra Inc                                   369       7,034
  Coors (Adolph) Class B                         31       1,876
  CVS Corporation                               277      11,080
  Darden Restaurants                             92       1,495
  Deluxe Corp                                    61       1,437
  Donnelley (RR) & Sons                          92       2,076
  Energizer Holdings Inc*                        82       1,497
  Fort James Corporation                        154       3,561
  Fortune Brands Inc.                           123       2,837
  General Mills                                 215       8,224
  Gillette Co                                   768      26,832
  Great Atlantic & Pacific                       31         515
  Heinz (H.J.) Co                               246      10,763
  Hershey Foods                                  92       4,462
  Kellogg Co                                    277       8,241
  Kimberly-Clark Corp                           399      22,893
  Kroger Co*                                    584      12,885
  Longs Drug Stores Corp                         31         674
  McDonald's Corp                               983      32,378
  McKesson HBOC Inc                             215       4,502
  Nabisco Group Holdings                        246       6,381
  Newell Rubbermaid Inc                         215       5,536
  PepsiCo Inc                                 1,045      46,437
  Philip Morris Co Inc                        1,690      44,891
  Procter & Gamble Co                           953      54,559
  Quaker Oats Co                                 92       6,912
  Ralston-Ralston Purina Group                  246       4,905
  Rite Aid Corp                                 184       1,208
  Safeway Inc*                                  369      16,651
  Sara Lee Corp                                 645      12,457
  Seagrams Co Limited                           307      17,806
  Starbucks Corp*                               202       7,714
  Supervalu Inc.                                 92       1,754
  Sysco Corp                                    246      10,363
  Time Warner Inc                               922      70,072
  TRICON Global Restaurants*                    123       3,475
                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 5.99% (CONTINUED)
  Tupperware Corporation                         31  $      682
  Unilever N.V. - ADR                           399      17,157
  UST Inc.                                      123       1,807
  Viacom Inc Class B*                         1,092      74,454
  Walgreen Co                                   707      22,757
  Walt Disney Co                              1,475      57,248
  Wendy's International Inc                      92       1,639
  Winn-Dixie Stores Inc                          92       1,317
  Wrigley (Wm) Jr. Co                            92       7,377
                                                     ----------
                                                        933,139
                                                     ----------
ENERGY - 3.08%
  Amerada Hess Corp                              61       3,767
  Anadarko Petroleum Corp                        92       4,537
  Apache Corp                                    92       5,411
  Ashland Inc                                    61       2,139
  Baker Hughes Inc                              246       7,872
  Burlington Resources Inc                      154       5,891
  Chevron Corp                                  461      39,099
  Conoco Inc Class B                            461      11,323
  Exxon Mobil Corporation                     2,489     195,387
  Halliburton Co                                307      14,487
  Kerr-McGee Co                                  61       3,595
  Occidental Petroleum                          277       5,834
  Phillips Petroleum Co                         184       9,327
  Rowan Companies Inc*                           61       1,853
  Royal Dutch Petroleum ADR                   1,537      94,619
  Schlumberger Limited                          399      29,775
  Sunoco Inc                                     61       1,796
  Texaco                                        399      21,247
  Tosco Corp                                     92       2,605
  Transocean Sedco Forex Inc                    145       7,748
  Unocal Corp                                   184       6,095
  USX-Marathon Group Inc                        215       5,388
                                                     ----------
                                                        479,795
                                                     ----------
FINANCIAL - 7.30%
  AFLAC Corporation                             184       8,453
  Allstate Corp                                 584      12,994
  American Express Co                           921      48,007
  American General Corp                         184      11,224
  American International Group Inc            1,106     129,955
  AmSouth Bancorp Inc                           277       4,363
  Aon Corporation                               184       5,716
  Associates First Capital Corp                 522      11,647
  Bank One Corp                                 830      22,047
  Bank of America Corp                        1,229      52,847
  Bank of New York                              522      24,273
  BB&T Corporation                              246       5,873

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
FINANCIAL - 7.30% (CONTINUED)
  Bear Stearns Companies Inc.                    92  $    3,830
  Capital One Financial Corp.                   154       6,872
  Charles Schwab Corp                           876      29,456
  Charter One Financial Inc                     130       2,990
  Chase Manhattan Corp                          876      40,351
  Chubb Corp                                    123       7,565
  CIGNA Corp                                    123      11,501
  Cincinnati Financial Corp                     123       3,867
  Citigroup Inc                               2,428     146,287
  Comerica Inc                                  123       5,520
  Conseco Inc                                   246       2,399
  Countrywide Credit Industries Inc              92       2,789
  Fannie Mae                                    738      38,514
  Federal Home Loan Mortgage Corp               492      19,926
  Fifth Third Bancorp                           215      13,599
  First Union Corp                              707      17,542
  Firstar Corp                                  707      14,891
  Fleet Boston Financial Corp                   645      21,930
  Franklin Resources Inc                        184       5,589
  Golden West Financial Inc                     123       5,020
  Hartford Financial Services Group             154       8,614
  Household International Inc                   338      14,048
  Huntington Bancshares                         154       2,435
  Jefferson-Pilot Corp                           61       3,443
  KeyCorp                                       307       5,411
  Lehman Brothers Holdings                       92       8,700
  Lincoln National Corp                         154       5,563
  Loews Corporation                              61       3,660
  Marsh & Mclennan Companies Inc                184      19,217
  MBIA Inc                                       61       2,939
  MBNA Corporation                              584      15,841
  Mellon Financial Corp                         369      13,445
  Merrill Lynch & Co                            277      31,855
  MGIC Investment Corp                           61       2,776
  Morgan (J.P.) & Co                            123      13,545
  Morgan Stanley, Dean Witter & Co              799      66,517
  National City Corporation                     430       7,337
  Northern Trust Corp                           154      10,020
  Old Kent Financial Corp                        97       2,584
  Paine Webber Group Inc                         92       4,186
  PNC Financial Services Group                  215      10,078
  Progressive Corp                               61       4,514
  Providian Financial Corp                       92       8,280
  Regions Financial Corporation                 154       3,061
  SAFECO Corp                                    92       1,829
  SLM Holding Corp                              123       4,605
  SouthTrust Corp                               123       2,783
  St. Paul Companies                            154       5,255
  State Street Corp                             123      13,046
                                             SHARES       VALUE

                                               ----------------
FINANCIAL - 7.30% (CONTINUED)
  Summit Bancorp                                123  $    3,029
  SunTrust Banks Inc                            215       9,823
  Synovus Financial Corp                        215       3,789
  T. Rowe Price Associates Inc                   92       3,910
  Torchmark Corp                                 92       2,271
  U.S. Bancorp                                  522      10,049
  Union Planters Corp                            92       2,570
  UNUMProvident Corp                            184       3,692
  Wachovia Corp                                 154       8,355
  Washington Mutual, Inc.                       430      12,416
  Wells Fargo & Company                       1,168      45,255
                                                     ----------
                                                      1,138,583
                                                     ----------
HEALTH CARE - 6.70%
  Abbott Laboratories                         1,106      49,286
  Aetna Life & Casualty Co                       92       5,905
  Allergan                                       92       6,854
  ALZA Corp Class A*                             61       3,607
  American Home Products Corp                   953      55,989
  Amgen Inc*                                    738      51,845
  Bard C.R. Inc                                  31       1,492
  Bausch & Lomb Inc                              31       2,399
  Baxter International Inc                      215      15,117
  Becton Dickinson Co                           184       5,279
  Biogen Inc*                                   123       7,934
  Biomet, Inc.                                   92       3,536
  Boston Scientific Corp*                       307       6,735
  Bristol-Meyer Squibb Co                     1,414      82,366
  Edwards Lifesciences Corp*                     43         796
  Guidant Corp*                                 215      10,643
  HCA - The Healthcare Company                  399      12,120
  Healthsouth Corporation*                      277       1,991
  Humana Inc*                                   123         600
  Johnson & Johnson Co                        1,014     103,301
  Lilly (Eli) & Co                              799      79,800
  Mallincrokdt Inc                               61       2,650
  Manor Care Inc*                                61         427
  Medimmune Inc*                                159      11,766
  Medtronic Inc                                 860      42,839
  Merck & Co                                  1,690     129,496
  PE Corp-PE Biosystems Group                   123       8,103
  Pfizer Inc                                  4,487     215,370
  Pharmacia Corporation                         900      46,519
  Quintiles Transnational Corp*                  92       1,300
  Schering Plough Corp                        1,045      52,773
  St. Jude Medical*                              61       2,798
  Tenet Healthcare Corp*                        215       5,805
  Unitedhealth Group Inc                        123      10,547
  Watson Pharmaceuticals Inc*                    61       3,279

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
HEALTH CARE - 6.70% (CONTINUED)
  Wellpoint Health Networks*                     31  $    2,246
                                                     ----------
                                                      1,043,513
                                                     ----------
TECHNOLOGY - 19.66%
  3 COM Corporation*                            246      14,176
  Adaptec Inc*                                   61       1,388
  ADC Telecommunications Inc*                   184      15,433
  Adobe Systems Inc                              92      11,960
  Advanced Micro Devices Inc*                    92       7,107
  Agilent Technologies Inc*                     334      24,633
  Altera Corp*                                  163      16,616
  America Online Inc*                         1,598      84,295
  Analog Devices Inc*                           246      18,696
  Andrew Corp*                                   61       2,047
  Apple Computer Inc*                           246      12,884
  Applied Materials Inc*                        553      50,116
  Autodesk Inc                                   31       1,075
  Automatic Data Processing Inc                 461      24,692
  Bell Atlantic*                              1,106      56,199
  BMC Software, Inc.*                           184       6,713
  Cabletron Systems*                            123       3,106
  Ceridian Corporation*                          92       2,214
  Cisco Systems Inc*                          4,948     314,507
  Citrix Systems Inc.*                          123       2,329
  COMPAQ Computers Corp                       1,229      31,416
  Computer Associates International Inc         399      20,424
  Computer Sciences*                            123       9,187
  Compuware Corporation*                        246       2,552
  Comverse Technology*                          122      11,346
  Conexant Systems Inc*                         123       5,981
  Corning Corp                                  200      53,975
  Dell Computer Corp*                         1,813      89,404
  Eastman Kodak                                 215      12,793
  Electronic Data Systems Corp                  338      13,943
  EMC Corporation Massachusetts*              1,476     113,560
  Equifax                                        92       2,415
  First Data                                    307      15,235
  Gateway Inc*                                  215      12,201
  Grainger (W.W.) Inc                            61       1,880
  GTE Corp                                      707      44,011
  Hewlett-Packard Co                            738      92,158
  Intel Corp                                  2,397     320,449
  International Business Machines Corp        1,291     141,445
  KLA-Tencor Corporation*                       123       7,203
  Lexmark International Group Inc -
     Class A*                                    92       6,187
  Linear Technology Corp                        230      14,706
  LSI Logic Corp*                               184       9,959
  Lucent Technologies Inc                     2,243     132,898
  Maxim Integrated Products*                    184      12,501
                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 19.66% (CONTINUED)
  Mediaone Group*                               430  $   28,515
  Mercury Interactive Corp*                      54       5,225
  Micron Technology Inc*                        368      32,407
  Microsoft Corp*                             3,718     297,440
  Motorola Inc                                1,554      45,163
  National Semiconductor*                       123       6,980
  NCR Corporation*                               77       2,998
  Network Appliance Inc*                        184      14,812
  Nortel Networks Corp                        2,072     141,414
  Novell Inc*                                   246       2,276
  Novellus Systems Inc*                          76       4,299
  Oracle Systems*                             2,059     173,085
  Parametric Technology Co*                     184       2,024
  Paychex Inc                                   276      11,592
  PeopleSoft Inc*                               184       3,082
  Perkinelmer Inc                                31       2,050
  Polaroid Corp                                  31         560
  Qualcomm Inc*                                 495      29,700
  Raytheon Co Class B                           246       4,736
  Sabre Group Holdings Inc*                      66       1,881
  Sapient Corporation*                           50       5,347
  Scientific-Atlanta Inc                        123       9,164
  Seagate Technology Inc*                       154       8,470
  Shared Medical System                          31       2,261
  Siebel Systems Inc*                           150      24,534
  Sun Microsystems*                           1,137     103,388
  Tektronix Inc                                  31       2,294
  Tellabs Inc*                                  277      18,957
  Teradyne, Inc*                                123       9,041
  Texas Instruments Inc                       1,168      80,227
  Unisys Corp*                                  215       3,131
  U.S. West Inc                                 369      31,642
  Veritas Software Corporation*                 300      33,905
  Xerox Corp                                    492      10,209
  Xilinx Inc*                                   215      17,751
  Yahoo! Inc*                                   369      45,710
                                                     ----------
                                                      3,064,285
                                                     ----------
TRANSPORTATION - .36%
  AMR Corp*                                      92       2,432
  Burlington Northern Santa Fe Co               338       7,753
  CSX Corp                                      154       3,263
  Delta Air Lines Inc                            92       4,652
  Fedex Corporation*                            215       8,170
  Kansas City Southern Industries                92       8,159
  Norfolk Southern Co                           277       4,120
  Ryder System                                   31         587
  Southwest Airlines Co                         369       6,988
  Union Pacific Corp                            184       6,843

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
TRANSPORTATION - .36% (CONTINUED)
  USAirways Group Inc*                           61  $    2,379
                                                     ----------
                                                         55,346
                                                     ----------
UTILITIES - 1.42%
  AES Corp*                                     308      14,053
  Ameren Corporation                             92       3,105
  American Electric Power Co                    246       7,300
  CP&L Energy Inc                               123       3,928
  CINenrgy Corporation                          123       3,129
  CMS Energy Corporation                         92       2,036
  Coastal Corp                                  154       9,375
  Columbia Energy Group                          61       4,003
  Consolidated Edison Inc                       154       4,562
  Constellation Energy Group                     92       2,996
  Dominion Resources                            166       7,117
  DTE Energy Company                             92       2,812
  Duke Power                                    277      15,616
  Eastern Enterprises Inc                        31       1,953
  Edison International                          246       5,043
  El Paso Energy Corporation                    154       7,844
  Enron Corp                                    522      33,669
  Entergy Corp                                  184       5,003
  FirstEnergy Corp                              154       3,600
  Florida Progress Corp                          61       2,859
  FPL Group Inc                                 123       6,089
  General Public Utilities Corp                  92       2,490
  New Century Energies Inc                       92       2,760
  Niagara Mohawk Holdings Inc*                  123       1,714
  Nicor Inc                                      31       1,011
  Northern States Power Co                      123       2,483
  Oneok Inc.                                     31         804
  PECO Energy Company                           123       4,958
  People's Energy Corporation                    31       1,004
  PG&E Corporation                              277       6,821
  Pinnacle West                                  61       2,066
  PP&L Corporation                               92       2,018
  Public Service Enterprises Group Inc          154       5,332
  Reliant Energy Inc                            215       6,356
  Southern Co                                   492      11,469
  TXU Corporation                               184       5,428
  Unicom Corporation                            154       5,958
  Williams Companies Inc                        307      12,798
                                                     ----------
                                                        221,562
                                                     ----------
    Total Common Stocks
       (cost $8,003,971)                              9,000,817
                                                     ----------
U.S. TREASURY OBLIGATIONS - 8.20%

                                           PRINCIPAL        VALUE

                                               ------------------
  U.S. Treasury Note
     (7.250% due 05/15/04)                $  695,000  $   716,502
  U.S. Treasury Note
     (6.500% due 05/15/05)                   192,000      194,100
  U.S. Treasury Bond
     (6.250% due 08/15/23)                   365,000      367,281
                                                      -----------
    Total U.S. Treasury Obligations
       (cost $1,275,593)                                1,277,883
                                                      -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.44%

FEDERAL HOME LOAN MORTGAGE CORPORATION
   5.750% due 07/15/03                       555,000      536,108
                                                      -----------
    Total U.S. Government Agency
       Obligations
       (cost $549,094)                                    536,108
                                                      -----------

MORTGAGE-BACKED
SECURITIES - 15.00%

FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNCI (6.500% due 07/01/14)                 682,901      658,627
  FNCL (7.000% due 07/01/29)               1,739,878    1,679,763
                                                      -----------
    Total Mortgage-Backed Securities
       (cost $2,402,312)                                2,338,390
                                                      -----------

CORPORATE BONDS - 11.83%

AIR TRANSPORTION - .93%
  Delta Airlines (7.900% due 12/15/09)       154,000      145,147
                                                      -----------

BANK, BANK HOLDING COMPANIES & OTHER
   BANK SERVICES - 2.38%
  Erac USA Finance (7.950% due 12/15/09)     154,000      149,675
  Household Finance Corp. (7.200% due
     07/15/06)                               230,000      221,730
                                                      -----------
                                                          371,405
                                                      -----------

CAPITAL GOODS - 1.93%
  Caterpillar, Inc. (7.250% due
     09/15/09)                               307,000      301,133
                                                      -----------

CONSUMER CYCLICALS - .95%
  Ford Motor Credit Corp. (6.700% due
     07/16/04)                               154,000      148,660
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                           PRINCIPAL        VALUE

                                               ------------------
CONSUMER NON-DURABLE - 1.90%
  Great Lakes Chemical Corp. (7.000% due
     07/15/09)                            $  154,000  $   145,167
  Wal-Mart Stores (6.875% due 08/10/09)      154,000      150,590
                                                      -----------
                                                          295,757
                                                      -----------

MANUFACTURING - 1.81%
  Champion International Corp. (7.200%
     due 11/01/26)                           138,000      128,529
  Rohm & Haas Co. (6.950% due 07/15/04)      154,000      152,986
                                                      -----------
                                                          281,515
                                                      -----------

UTILITIES - 1.93%
  Sonat, Inc. (7.625% due 07/15/11)          307,000      300,073
                                                      -----------
    Total Corporate Bonds
       (cost $1,899,335)                                1,843,690
                                                      -----------
                                           PRINCIPAL        VALUE

                                               ------------------

UNIT INVESTMENT TRUST - 2.52%
  S&P 500 Depositary Receipts             $    2,703  $   392,695
                                                      -----------
    Total Unit Investment Trust
       (cost $361,926)                                    392,695
                                                      -----------

SHORT-TERM INVESTMENTS - .88%

VARIABLE RATE DEMAND NOTES(1) - .88%
  Firstar Bank (5.295% due 12/31/31)         136,794      136,794
                                                      -----------
    Total Short-Term Investments
       (cost $136,794)                                    136,794
                                                      -----------
TOTAL INVESTMENTS - 99.61%
   (cost $14,629,026)(2)                               15,526,377
                                                      -----------
OTHER ASSETS AND LIABILITIES - .39%                        61,216
                                                      -----------
TOTAL NET ASSETS - 100%                               $15,587,593
                                                      ===========

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2000.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2000 was $1,940,074 and ($1,042,723) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO                         SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

COMMON STOCKS - 98.41%

                                            SHARES        VALUE

                                               ----------------
BASIC MATERIALS - .27%
  Sigma-Aldrich Corp                           463  $    13,543
  Smurfit-Stone Container Corp*              1,250       16,094
                                                    -----------
                                                         29,637
                                                    -----------
CAPITAL GOODS - 1.49%
  Herman Miller Inc                            320        8,280
  PACCAR Inc                                   451       17,899
  Maxim Integrated Products Co*              2,000      135,875
                                                    -----------
                                                        162,054
                                                    -----------
CONSUMER CYCLICAL - 6.75%
  Adelphia Communications Class-A*             624       29,250
  Amazon.Com Inc*                            1,164       42,268
  Apollo Group Inc*                            364       10,192
  At Home Corporation - Series A*            1,463       30,357
  Bed Bath & Beyond Inc*                       970       35,163
  CMG Information Services*                  1,518       69,543
  Comcast Corp-Special Class A*              2,113       85,577
  Costco Wholesale Corporation*              1,204       39,732
  Dollar Tree Stores Inc*                      435       17,210
  Ebay Inc*                                    990       53,769
  Panamsat Corp*                             1,034       45,173
  Staples Inc*                               1,622       24,938
  Starbucks Corp*                            1,312       50,102
  USA Networks Inc*                          1,754       37,930
  Yahoo! Inc*                                1,309      162,152
                                                    -----------
                                                        733,356
                                                    -----------
CONSUMER NON-DURABLE - .35%
  Cintas Group                               1,032       37,862
                                                    -----------
HEALTH CARE - 5.95%
  Amgen Inc*                                 2,453      172,323
  Biogen Inc*                                  949       61,211
  Biomet Inc                                   781       30,020
  Chiron Corp*                               1,306       62,035
  Genzyme Corp*                                542       32,215
  Immunex Inc*                               3,515      173,771
  Medimmune Inc*                             1,122       83,028
  Pacificare Health Systems*                   168       10,112
  Quintiles Transnational Corp*                828       11,696
  Visx Inc*                                    379       10,636
                                                    -----------
                                                        647,047
                                                    -----------
TECHNOLOGY - 76.58%
  3COM Corporation*                            893       51,459
  Adaptec Inc*                                 440       10,010
  ADC Telecommunications Inc*                1,946      163,221
                                            SHARES        VALUE

                                               ----------------
TECHNOLOGY - 76.58% (CONTINUED)
  Adobe Systems Inc                            600  $    78,000
  Altera Corp*                               1,442      146,994
  American Power Conversion Corp*            1,301       53,097
  Apple Computer Inc*                        2,326      121,824
  Applied Materials Inc*                     2,055      186,234
  Applied Micro Circuits Corp*                 709       70,014
  Atmel Corporation*                           850       31,344
  BMC Software Inc*                            955       34,843
  BroadVision Inc*                           1,466       74,491
  CNET Networks Inc*                           494       12,134
  Ciena Corp*                                  854      142,351
  Cisco Systems Inc*                        12,650      804,066
  Citrix Systems Inc.*                       1,106       20,945
  Compuware Corporation*                     1,143       11,859
  Comverse Technology Inc*                     815       75,795
  Concord EFS Inc*                           1,192       30,992
  Conexant Systems Inc*                      1,221       59,371
  Dell Computer Corp*                        4,852      239,264
  EchoStar Communications - A*               1,154       38,208
  Electronic Arts*                             333       24,288
  Ericsson (LM) Telephone Co - Sp ADR        6,100      122,000
  Fiserv Inc*                                  788       34,081
  GemStar International Group*               1,114       68,459
  Global Crossing Limited*                   4,850      127,616
  Intel Corp                                 6,013      803,863
  Intuit Inc*                                1,321       54,656
  I2 Technologies Inc*                       1,070      111,564
  JDS Uniphase Corp*                         3,650      437,544
  KLA-Tencor Corporation*                    1,144       66,996
  Legato Systems Inc.*                         476        7,200
  Level 3 Communications Inc*                1,302      114,576
  Linear Technology Corp                     2,137      136,634
  Lycos Inc*                                   689       37,206
  Metromedia Fiber Network*                  2,656      105,410
  Microsoft Corp*                            9,200      736,000
  Microchip Technology*                        327       19,053
  Molex Inc                                    496       23,870
  NTL Incorporated*                          1,415       84,723
  Network Associates Inc*                      742       15,118
  Network Appliance Inc*                     1,637      131,779
  Novell Inc*                                2,027       18,750
  Oracle Systems*                            6,025      506,477
  PMC - Sierra Inc*                            825      146,592
  Parametric Technology Corp*                1,920       21,120
  Paychex Inc                                1,807       75,894
  PeopleSoft Inc*                            1,951       32,679
  Qlogic Corporation*                          384       25,368
  Qualcomm Inc*                              4,550      273,000
  RF Micro Devices Inc*                        466       40,833
  Realnetworks Inc*                            742       37,517

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         NASDAQ-100 INDEX PORTFOLIO

                                            SHARES        VALUE

                                               ----------------
TECHNOLOGY - 76.58% (CONTINUED)
  SDL Inc*                                     400  $   114,075
  Sanmina Corp*                                698       59,679
  Siebel Systems Inc*                        1,173      191,859
  Sun Microsystems*                          3,530      321,009
  Synopsys Inc*                                418       14,447
  Tellabs Inc*                               1,185       81,098
  VERITAS Software Corporation*              2,067      233,603
  Verisign Inc*                                934      164,851
  Vitesse Semiconductor*                       876       64,441
  Xilinx Inc*                                2,191      180,894
                                                    -----------
                                                      8,323,338
                                                    -----------
TRANSPORTATION - .10%
  Northwest Airlines Corp Class A*             358       10,897
                                                    -----------
UTILITIES - 6.92%
  Mcleod Inc*                                2,382       49,278
  Nextel Communications Inc*                 4,750      290,641
  Nextlink Communications Inc*                 938       35,585
  Voicestream Wireless Corp*                 1,160      134,904
  Worldcom Inc*                              5,270      241,760
                                                    -----------
                                                        752,168
                                                    -----------
    Total Common Stocks
       (cost $9,976,398)                             10,696,359
                                                    -----------
                                            SHARES        VALUE

                                               ----------------

UNIT INVESTMENT TRUST - 3.41%
  NASDAQ - 100 Shares                        3,976  $   370,424
                                                    -----------
    Total Unit Investment Trust
       (cost $358,655)                                  370,424
                                                    -----------

SHORT-TERM INVESTMENTS - 1.77%

                                          PRINCIPAL        VALUE

                                              ------------------
VARIABLE RATE DEMAND NOTES(1) - 1.77%
  Firstar Bank (6.423% due 12/31/31)      $192,146   $   192,146
                                                     -----------
    Total Short-Term Investments
       (cost $192,146)                                   192,146
                                                     -----------
TOTAL INVESTMENTS - 103.59%
   (cost $10,527,199)(2)                              11,258,929
                                                     -----------
OTHER ASSETS AND LIABILITIES - (3.59%)                  (390,219)
                                                     -----------
TOTAL NET ASSETS - 100%                              $10,868,710
                                                     ===========


----------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2000.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2000 was $1,263,994 and ($532,264) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

JUNE 30, 2000 (UNAUDITED)

COMMON STOCKS - 96.74%

                                          SHARES       VALUE

                                            ----------------
BASIC MATERIALS - 3.75%
  Airgas Inc*                               855   $    4,863
  AK Steel Holding Corp                   1,351       10,808
  Albemarle Corp                            379        7,485
  Amcol International Corp                  428        7,062
  Arch Chemicals Inc                        299        6,541
  Battle Mountain Gold Co*                2,091        4,574
  Bethlehem Steel Corp*                   2,096        7,467
  Brush Wellman Inc                         259        4,047
  Buckeye Technologies Inc*                 432        9,477
  Bush Boake Allen Inc*                      97        4,244
  Cabot Microelectronics Co*                 62        2,837
  Cambrex Corp                              394       17,730
  Caraustar Industries                      409        6,186
  Carpenter Technology                      293        6,190
  Century Aluminum Company                  195        2,121
  ChemFirst Inc                             253        6,104
  Chesapeake Corporation                    255        7,554
  Cleveland-Cliffs Corp                     170        4,388
  Crompton Corporation                    1,812       22,190
  Cybex Corporation                         263       11,145
  Cytec Industries Inc*                     656       16,195
  Deltic Timber Corp                        165        3,527
  Ethyl Corp                                991        2,478
  Ferro Corp                                551       11,571
  Freeport McMoran Copper - B*            2,120       19,610
  Fuller (H. B.) Co                         211        9,614
  Geon Company                              307        5,680
  Georgia Gulf Corp                         498       10,365
  Gibraltar Steel Corp*                     120        1,680
  Glatfeler (P.H.) Co                       410        4,177
  Great Lakes Chemical                      757       23,846
  Hanna (M.A.) Co                           778        7,002
  International Specialty Products Inc*     230        1,308
  Kaiser Aluminum Corp*                     464        1,856
  Lilly Industries Inc Class A              361       10,853
  Louisiana-Pacific Co                    1,656       18,009
  LTV Corp                                1,589        4,568
  Lubrizol Corp                             853       17,913
  Macdermid Inc                             229        5,382
  McWhorter Technologies Inc*               159        3,091
  Millenium Chemicals Inc                 1,054       17,918
  Minerals Technologies Inc                 327       15,042
  NL Chemical Inc                           337        5,139
  National Steel Corp - Class B             321        1,344
  Olin Corporation                          578        9,537
  OM Group Inc                              379       16,676
  OMNOVA Solutions Inc                      545        3,406
                                          SHARES       VALUE

                                            ----------------
BASIC MATERIALS - 3.75% (CONTINUED)
  Pope & Talbot Inc                         231   $    3,696
  Potlatch Corporation                      455       15,072
  Reliance Steel And Aluminum               315        6,024
  Rock-Tenn Company - Class A               195        1,670
  Rpm Inc                                 1,673       16,939
  RTI International Metals*                 296        3,367
  Ryerson Tull Inc                          362        3,756
  Schulman (A.) Inc.                        477        5,754
  Schweitzer-Mauduit International Inc      232        2,900
  Solutia Inc                             1,733       23,829
  Southern Peru Copper Corp                 401        4,887
  Spartech Corp                             241        6,507
  Steel Dynamics Inc*                       677        6,135
  Stephan Co                                 88        2,046
  Stillwater Mining Company*                612       17,060
  Symyx Technologies*                       334       14,232
  Uniroyal Tech Corp*                       218        2,412
  USEC Incorporated                       1,366        6,318
  Valhi Inc                                 129        1,338
  Valspar Corp                              591       19,946
  W.R. Grace & Co*                        1,038       12,586
  Wausau-Mosinee Paper Mills Corp           817        6,996
  Weirton Steel Corp*                       502        1,632
  Wellman Inc                               501        8,110
                                                  ----------
                                                     594,012
                                                  ----------
CONSUMER CYCLICAL - 13.40%
  1-800-Flowers.Com Inc*                    137          702
  4kids Entertainment Inc*                  142        3,701
  99 Cents Only Stores*                     192        7,656
  Abercrombie & Fitch*                    1,497       18,245
  Ackerley Communications Inc               183        2,150
  Acme Communications*                      159        2,902
  ACTV Inc*                                 511        7,633
  Advanced Marketing Services               125        2,305
  Advo Inc*                                 275       11,550
  Airtran Holdings Inc*                     917        3,811
  Alaska Airgroup Inc*                      392       10,633
  America West Holding Corp*                559        9,573
  American Axle & Mfg Holdings*             145        2,057
  American Classic Voyages*                 158        3,259
  American Eagle Outfitters*                354        4,956
  Ames Department Stores*                   467        3,619
  Anchor Gaming*                            111        5,321
  Ann Taylor Stores Corp*                   403       13,349
  Apac Customer Service Inc*                372        4,115
  Applebees International Inc               379       11,488
  Applica Incorporated*                     364        4,118
  Arctic Cat Inc                            288        3,420
  Argosy Gaming Co*                         324        4,658

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 13.40% (CONTINUED)
  Arvin Industries Inc                      407   $    7,072
  Atlantic Coast Airline Holdings*          237        7,525
  Avenue A Inc*                              79          696
  Aztar Corp*                               604        9,362
  Bally Total Fitness Holdings*             379        9,617
  Bandag Inc                                182        4,414
  Barnes & Noble Inc*                       796       17,711
  Barnesandnoble.Com Inc*                   161        1,052
  Beasley Broadcast Group*                  132        1,799
  Bebe Stores Inc*                           40          335
  Bob Evans Farms                           611        9,127
  Boca Resorts Inc - Class A*               440        4,345
  Borders Group*                          1,243       19,344
  Borg Warner Inc                           388       13,629
  Boyd Gaming Corp*                         600        3,338
  Boyds Collection Limited*                 940        7,990
  Brightpoint Inc*                          823        7,124
  Brown Shoe Company Inc                    290        3,770
  Buca Inc*                                 114        1,781
  Buffets Inc*                              660        8,374
  Burlington Coat Factory                   276        2,984
  Bush Industries - Class A                 132        2,112
  Buy.Com Inc*                              230        1,157
  Calico Commerce Inc*                      258        4,193
  Callaway Golf Company                   1,222       19,934
  Casey's General Stores                    710        7,366
  Cash America International                410        3,024
  Cato Corp New Class A                     221        2,569
  CBRL Group Inc                            932       13,689
  CEC Entertainment Inc*                    425       10,891
  Centex Corp                               944       22,184
  Champion Enterprises Inc*                 751        3,661
  Championship Auto Racing*                 180        4,590
  Charming Shoppes Inc*                   1,498        7,631
  Cheap Tickets Inc*                        144        1,728
  Cheesecake Factory*                       419       11,523
  Chico's FAS Inc*                          211        4,220
  Childrens Place*                          270        5,535
  Choice Hotels International Inc*          848        8,427
  Churchill Downs Incorporated              136        3,179
  Citadel Communications Corp*              585       20,438
  Claire's Stores Inc                       644       12,397
  Clayton Homes Inc                       1,573       12,584
  Coachmen Industries Inc                   221        2,542
  Coldwater Creek Incorporated*              42        1,265
  Cole Kenneth Productions*                 101        4,040
  Collins & Aikman Corp*                    983        5,099
  Columbia Sportswear Co*                   102        2,741
  CompX International                        68        1,381
  Consolidated Products*                    378        3,402
                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 13.40% (CONTINUED)
  Cooper Tire & Rubber Company            1,023   $   11,381
  Copart Inc*                               582        9,312
  Cost Plus Inc*                            325        9,323
  Crestline Capital Corp*                   236        4,027
  Crossman Communities Inc*                 117        1,931
  Crown Media Holdings*                     162        2,481
  CSK Auto Corporation*                     299        2,261
  Cumulus Media Inc - Class A*              559        5,101
  D.R. Horton Inc                           772       10,470
  David's Bridal Incorporated*              228        2,636
  Delco Remy International Inc*             339        2,818
  Dillard's Inc Class A                   1,488       18,228
  Direct Focus Inc*                         136        6,664
  Dovers Downs Entertainment                195        2,730
  Dress Barn Inc*                           236        5,222
  Drugstore.Com Inc*                        286        2,154
  Duane Reade Inc*                          278        7,159
  Dura Automotive Systems Inc*              192        2,076
  Electronics Boutique Holdings*             87        1,425
  Ethan Allen Interiors                     628       15,072
  Etoys Inc*                                912        5,785
  Exide Corporation                         305        2,440
  Expedia Inc Class A*                       95        1,407
  Extended Stay America*                  1,127       10,425
  Fairfield Communities Inc*                653        5,142
  Fedders Corp                              423        2,459
  Federal Mogul Corp                      1,121       10,720
  First Federal Capital Corp*               197        7,449
  Fleetwood Enterprises                     530        7,553
  Footstar Inc*                             292        9,709
  Freds Inc Class A                         139        2,502
  Frontier Airlines Inc*                    279        3,993
  Frontline Capital Group*                  385        8,205
  Furniture Brands International Inc*       785       11,873
  G & K Services Inc - Class A              326        8,170
  Gaylord Entertainment Co                  280        6,020
  GC Companies*                              88        1,969
  Genesco Inc*                              343        5,509
  Grey Advertising Inc                       10        5,200
  Group 1 Automotive Inc*                   258        3,096
  Gtech Holdings Corp*                      553       12,546
  Guess? Inc*                               113        1,582
  Guitar Center Inc*                        350        3,675
  Ha-Lo Industries Inc*                     909        5,113
  Handleman Company*                        422        5,275
  Hanover Direct Inc*                     2,362        3,691
  Harman International                      253       15,433
  Haverty Furniture                         258        2,193
  Hayes Lemmerz International Inc*          284        3,426
  Hollinger Intl Inc                        607        8,270

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 13.40% (CONTINUED)
  Hollywood Entertainment Corp*             506   $    3,985
  Homegrocer Co*                            367        2,213
  HON Industries                            851       19,999
  Hot Topic*                                136        4,352
  Hotel Reservations Inc*                    86        2,559
  Houghton Mifflin Co                       441       20,589
  Hughes Supply Inc                         375        7,406
  IHOP Corp*                                316        5,293
  IKON Office Solution                    2,374        9,199
  IMPCO Technologies Inc*                    62        2,627
  Information Holdings Inc*                 148        5,476
  Insight Communications Inc*               624        9,750
  Insight Enterprises Inc*                  339       20,107
  Interface Inc                             735        2,802
  Intertan Inc*                             460        5,405
  Isle of Capris Casinos Inc*               404        5,479
  Jack In The Box Inc*                      607       14,947
  Jakks Pacific Inc*                        307        4,528
  Jason Inc*                                190        1,829
  Journal Register Co*                      721       13,158
  Kaufman & Broad Home Corp                 765       15,157
  Kellwood Co                               390        8,239
  Kimball International                     500        7,375
  Krispy Kreme Doughnuts Inc*                47        3,455
  Landrys Seafood Restaurants*              394        3,349
  Lands' End*                               210        7,009
  La-Z-Boy Chair Co                         830       11,620
  Lear Corporation*                       1,051       21,020
  Lee Enterprises                           701       16,342
  Lennar Corp                               763       15,451
  Libbey Inc                                242        7,774
  Liberty Livewire Corp - Class A*           38        2,670
  Linens 'N Things*                         631       17,116
  Lodgenet Entertainment Corp*              193        4,680
  Lone Star Steakhouse*                     419        4,242
  Longs Drug Stores                         493       10,723
  Luby's Cafeterias Inc                     356        2,848
  Marcus Corporation                        353        4,280
  Martha Stewart Living*                    149        3,278
  McClatchy Newspapers                      296        9,805
  M.D.C. Holdings Inc                       341        6,351
  Media General Inc Class A                 328       15,929
  Mediacom Communications Corp*             317        4,874
  Mens Wearhouse Inc*                       506       11,290
  Meredith Corporation                      594       20,048
  Meritor Automotive Inc*                   990       10,890
  Mesa Air Group Inc*                       538        2,976
  Mesaba Holdings Inc*                      195        1,865
  Metromedia International Group Inc*     1,121        5,325
  Michaels Stores Inc*                      446       20,432
                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 13.40% (CONTINUED)
  Midwest Express Holdings*                 222   $    4,773
  Mobile Mini Inc*                          146        3,221
  Modem Media Poppe Tyson Inc*              164        2,040
  Modine Manufacturing Co                   354        9,558
  Mohawk Industries*                        664       14,442
  Monoco Coach Corp*                        248        3,379
  Morrison Management Specialists           186        5,243
  MP3.Com Inc*                              324        4,394
  Musicland Stores Inc*                     432        3,213
  National Presto Industries                 72        2,214
  Nautica Enterprises Inc*                  495        5,290
  Neiman-Marcus Group Inc*                  596       17,619
  Neoforma.Com Inc*                         120          844
  Network Commerce Inc*                     444        2,442
  NPC International Inc*                    154        1,381
  NN Skin Enterprises Inc*                  719        4,134
  NVR Inc*                                  146        8,322
  O'Charleys Inc*                           220        2,998
  OfficeMax Inc*                          1,792        8,960
  On Command Corporation*                   134        1,910
  Oneida Limited                            219        3,887
  Onvia.Com*                                125        1,078
  O'Reilly Automotive Inc*                  567        7,867
  OshKosh B'Gosh Class A                    176        2,882
  Oshkosh Truck Corp                        230        8,223
  Owens & Minor Holding Co                  522        8,972
  P.F. Changs China Bistro Inc*             101        3,226
  Pacific Sunwear of California*            503        9,431
  Palm Harbor Homes Inc*                    291        4,220
  Papa John's International Inc*            309        7,571
  Parkervision Inc*                         115        5,800
  Paxson Communications Corp*               524        4,192
  Payless Shoesource*                       353       18,091
  PC Connection Inc*                         75        4,275
  Pegasus Soulutions Inc*                   321        3,491
  Penn National Gaming Inc*                 126        1,717
  Penton Media Inc                          337       11,795
  Pep Boys-Manny Moe & Jack                 744        4,464
  Petco Animal Supplies Inc*                335        6,574
  PETsMart Inc*                           1,780        6,008
  Phillips-Van Heusen Corp                  333        3,164
  Pier 1 Imports Inc                      1,570       15,308
  Pinnacle Entertainment Inc*               302        5,870
  Playboy Enterprises Inc*                  324        4,172
  Polaris Industries Inc                    380       12,160
  Polo Ralph Lauren Corp*                   867       12,355
  Pricemart Inc*                             27        1,026
  Prime Hospitality Corp*                   713        6,729
  Private Media Group Inc*                  208        1,911
  Pulitzer Inc                              136        5,738

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 13.40% (CONTINUED)
  Pulte Corp                                487   $   10,531
  Purchasepro Co*                           165        6,765
  Quicksilver Inc*                          356        5,540
  R.H. Donnelley Corp*                      510        9,881
  Rare Hospitality International Inc*       166        4,690
  Reebok International Limited*             708       11,284
  Regent Communication Inc*                 253        2,174
  Regis Corp                                546        6,825
  Ruby Tuesday Inc                          978       12,286
  Russell Co                                432        8,640
  Ryan's Family Steak House Inc*            568        4,793
  Ryland Group Inc                          207        4,580
  Saga Communications Inc*                  101        2,222
  Salem Communications*                     372        3,453
  Salton Inc*                               152        5,605
  Scholastic Corp*                          225       13,753
  School Specialty Inc*                     277        5,142
  Scientific Games Holdings Corp*           149        3,660
  SciQuest Company Inc*                     284        3,248
  SCP Pool Corp*                            233        5,476
  Shopko Stores Inc*                        470        7,226
  Sinclair Broadcast Group-A*               723        7,953
  Sirius Satellite Radio Inc*               502       22,245
  Sitel Corp*                               727        3,590
  Skechers Usa Inc*                         223        3,526
  Skyline Corp                              104        2,236
  Skywest Inc                               342       12,675
  Smart & Financial Inc*                    188        1,445
  Sonic Automotive Inc*                     325        3,473
  Sonic Corp*                               284        8,343
  Spanish Broadcasting Systems*             488       10,035
  Speedway Motorsports Inc*                 223        5,129
  Spiegel Inc                               239        2,032
  Spring Industries                         205        6,560
  Stamps.Com Inc*                           470        3,437
  Standard Pacific Corp                     377        3,770
  Station Casinos Inc*                      364        9,100
  Stein Mart Inc*                           427        4,377
  Steven Madden Ltd*                        153        1,004
  Stride Rite Corp                          687        4,208
  Sunbeam Corp*                           1,224        4,208
  Sunglass Hut International*               614        5,046
  Superior Industries                       299        7,699
  Systemax Inc*                             157          608
  Tenneco Automotive Inc                    540        2,835
  The Buckle Inc*                           127        1,492
  The Topps Co*                             692        7,958
  Thor Industries Inc                       110        2,310
  Ticketmaster Online*                      314        5,004
  Timberland Company*                       140        9,914
                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 13.40% (CONTINUED)
  TiVo Inc*                                 239   $    8,365
  Toll Brothers Inc*                        327        6,704
  Too Inc                                   488       12,414
  Toro Company                              179        5,896
  Tower Automotive Inc*                     640        8,000
  Trans World Entertainment*                486        5,893
  Travelocity Company Inc*                  236        3,865
  Trendwest Resorts Inc*                     59          951
  Tuesday Morning Corp*                     160        1,680
  Tweeter Home Entertainment Group*         250        7,594
  Ultimate Electronics Inc*                 133        3,564
  Unifi Inc*                                904       11,187
  United Auto Group Inc*                     91          830
  United Stationers Inc*                    516       16,706
  United Television Inc                      63        8,111
  Vail Resorts Inc*                         241        3,931
  Value City Dept Stores Inc*               245        2,328
  Value Line Inc                             30        1,155
  Valuevision International Inc*            612       14,688
  Vans Inc*                                 197        2,881
  Venator Group Inc*                      2,189       22,437
  Ventiv Health Inc*                        247        2,748
  Ventro Corporation*                       347        6,550
  Wabash Natl Corp                          346        4,130
  Warnaco Group Class A                     846        6,557
  Watsco Inc                                325        4,063
  Webb (Del E.) Corp*                       260        3,981
  Wesco International Inc*                  312        2,984
  Westpoint Stevens Inc                     529        5,885
  Whitehall Jewelers Inc*                   216        4,023
  Wiley (John) & Sons Class A               737       16,583
  Wilsons (The) Leather Experts*            157        2,306
  Wink Communication Inc*                   343       10,462
  Winnebago Industries                      219        2,861
  WMS Industries Inc*                       360        5,558
  Wolverine World Wide                      661        6,527
  World Wrestling Federation
     Entertainment Inc*                     183        3,809
  Worldpages.Com Inc*                       570        3,420
  Wyndham International Class A*          2,392        5,980
  Wynn's International Inc                  224        5,082
  XM Satellite Radio Holdings*              192        7,188
  Young Broadcasting Corp*                  154        3,956
  Zale Corp*                                560       20,425
  Ziff-Davis Inc*                           502        4,518
  Zomax Inc*                                448        5,880
                                                  ----------
                                                   2,120,745
                                                  ----------
CONSUMER NON-DURABLE - 15.25%
  Aaron Rents Inc                           277        3,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-DURABLE - 15.25%
(CONTINUED)
  Abiomed Inc*                              116   $    3,567
  ABM Industries Inc                        259        5,957
  Accredo Health Inc*                       153        5,288
  ACNielson Corporation*                    852       18,744
  Acuson Corp*                              330        4,455
  Adac Laboratories*                        326        7,824
  Administaff Inc*                          144        9,144
  Advance Paradigm Inc*                     299        6,130
  Agribrands International*                 160        6,710
  Albany Molecular Research*                133        7,240
  Alberto-Culver Co Class B                 571       17,451
  Algos Pharmaceuticals Corp*               190        2,898
  Alliance Pharmaceutical*                  748        8,415
  Allos Therapeutics Inc*                    79          770
  Alpharma Inc Class A                      341       21,227
  American Greetings Co                   1,025       19,475
  American Italian Pasta*                   291        6,020
  AmeriPath Inc*                            343        3,044
  AmeriSource Health Corp*                  814       25,234
  Amylin Pharmaceuticals Inc*               888       13,487
  Anesta Corp*                              193        4,801
  Antigenics Inc*                            59          981
  Appria Healthcare Group*                  627        7,681
  Aradigm Corp*                             276        4,830
  Arch Capital Group Limited*               196        2,928
  Arrow International Inc                   181        6,064
  Arthrocare Corporation*                   155        8,254
  Aspect Medical Systems Inc*                54        1,458
  ATS Medical Inc*                          302        4,417
  Aurora Biosciences Corp*                  312       21,275
  Aurora Foods Inc*                         278        1,112
  Avis Group Holdings Inc*                  349        6,544
  Bacou USA Inc*                             75        1,500
  Banta Corporation                         400        7,575
  Barr Laboratories Inc*                    428       19,180
  Ben & Jerry's Homemade - Class A*          82        3,567
  Bergen Brunswig Corp Class A            2,138       11,759
  Beringer Wine Estates - B*                125        4,414
  Beverly Enterprises Inc*                1,611        4,531
  Billing Concepts Corporation*             673        2,986
  Bindley Western Industries                399       10,549
  Biomarin Pharmaceutical Inc*              266        4,522
  Biomatrix Inc*                            234        5,294
  Biopure Corporation*                      213        4,007
  Biosite Diagnostics Inc*                  217       10,457
  Block Drug Company - Class A              152        6,432
  Blyth Inc*                                545       16,078
  Bone Care International Inc*              109        2,568
  Bowne & Co Inc                            560        5,635
                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-DURABLE - 15.25%
(CONTINUED)
  Bright Horizons Family Solutions*         195   $    4,168
  Burns International Services*             178        2,225
  Cadiz Inc*                                561        4,488
  Canandaigua Brands Inc Class A*           237       11,954
  Cardiodynamics International Corp*        446        2,801
  Career Education Corp*                    146        7,081
  Caremark Rx Inc*                        3,175       21,630
  Carter-Wallace Inc                        319        6,420
  CDI Corp*                                 175        3,566
  Cell Pathways Inc*                        337        7,920
  Cell Therapeutics Inc*                    385       11,791
  Celsion Corporation*                      773        2,222
  Central Garden & Pet Co*                  232        2,081
  Central Parking Corp                      194        4,595
  Century Business Services*              1,179        2,284
  Cerus Corp*                               142        7,269
  Chemed Corporation                        144        4,059
  Chiquita Brands International             591        2,327
  Chirex Inc*                               224        4,480
  Chromavision Medical Systems*             225        2,967
  Church & Dwight Co Inc                    606       10,908
  Closure Medical Corp*                     100        2,300
  Coca-Cola Bottling Co Consolidated         25        1,138
  Coinstar Inc*                             321        3,230
  Columbia Laboratories Inc*                365        2,099
  Conmed Corp*                              228        5,900
  Connetics Corporation*                    433        6,360
  Cooper Companies Inc                      224        8,148
  Corinthian Colleges Inc*                   69        1,617
  Corixa Corp*                              301       12,924
  Corn Products International Inc           559       14,814
  Corporate Executive Board Co*             151        9,041
  Corvel Corp*                               96        2,370
  Costar Group Inc*                         191        4,787
  Coulter Pharmaceutical Inc*               271        5,556
  Covance Inc*                              909        8,011
  Coventry Health Care Inc*                 931       12,408
  CPI Corporation                           111        2,345
  CSS Industries Inc*                        92        1,880
  Cubist Pharmaceuticals Inc*               423       20,833
  CV Therapeutics Inc*                      243       16,843
  Cyberonics*                               250        3,000
  Cygnus Inc*                               364        5,187
  Data Broadcasting Corp*                 1,097        6,925
  Datascope Corp                            193        6,948
  Dean Foods Co                             571       18,094
  Del Monte Foods Co*                       830        5,654
  Delta & Pine Land Company                 610       15,288
  Diagnostic Products Corp                  178        5,696

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-DURABLE - 15.25%
(CONTINUED)
  Dial Corp                               1,358   $   14,089
  Diametrics Medical Inc*                   387        2,189
  Diamond Technology Partners Inc*          318       27,984
  Dole Food Company                         726       10,164
  Dollar Thrifty Automotive Group*          384        7,080
  Dreyer Grand Ice Cream Inc                255        5,355
  Dura Pharmaceuticals Inc*                 705       10,134
  Dusa Pharmaceuticals Inc*                 215        6,343
  Earthgrains Company                       674       13,101
  Ebenx Inc*                                 80        1,695
  Edison Schools Incorporated*              225        5,217
  Education Management Corp*                323        5,834
  Edwards Lifesciences Corp*                926       17,131
  Electro Rent Corp*                        230        2,818
  Emisphere Technologies Inc*               226        9,630
  Encompass Services Corp*                1,001        5,756
  Endocare Inc*                             158        3,200
  Farmer Brothers Co                         13        2,275
  First Consulting Group Inc*               275        1,530
  Fleming Companies Inc                     624        8,151
  Forrester Research Inc*                   173       12,597
  Fossil Inc*                               225        4,373
  Foundation Health Systems - A*          1,644       21,372
  FYI Inc*                                  196        6,603
  Gaiam Inc*                                 41          759
  Gartner Group Inc Class A*              1,172       14,064
  Geltex Pharmaceuticals Inc*               248        5,069
  Genta Inc*                                184        1,196
  Great Atlantic & Pacific Tea Co           275        4,572
  Guilford Pharmaceuticals Inc*             372        5,603
  Haemonetics Corp*                         411        8,631
  Hain Celestial Group Inc*                 462       16,950
  Hall Kinion & Associates*                 142        4,730
  Harl (John H.) Co                         449        6,707
  Heidrick & Struggles International*       304       19,190
  Henry Schein Inc*                         361        6,227
  Herbalife International                   205        1,794
  Hooper Holmes Inc                       1,045        8,360
  Horizon Offshore Inc*                     141        2,186
  Hotjobs.Com Limited*                      253        3,495
  Humana Inc*                             2,520       12,285
  Hyseq Inc*                                155        7,043
  Idexx Laboratories Inc*                   563       12,879
  Igen International Inc*                   152        2,518
  Ilex Oncology Inc*                        346       12,197
  Imatron Inc*                            1,443        3,382
  Immune Response Corp*                     375        4,078
  Immunogen Inc*                            525        6,333
  Impath Inc*                               139        7,541
                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-DURABLE - 15.25%
(CONTINUED)
  Inamed Corp*                              204   $    7,472
  Ingles Markets Inc                        157        1,639
  Insurance Auto Auctions Inc*              134        2,831
  Integrated Electrical Services*           518        2,655
  Interim Services Inc*                     929       16,490
  International Home Foods Inc*             646       13,526
  International Multifoods Inc              269        4,657
  Interstate Bakeries Corp                  596        8,344
  Intrabiotics Pharmaceuticals*             119        3,176
  Invacare Corp                             378        9,923
  Isis Pharmaceuticals Corp*                564        8,178
  I-Stat Corp*                              256        4,464
  ITT Educational Services Inc*             225        3,952
  Jupiter Communications*                    98        2,254
  K V Pharmaceutical Co - Class B*          188        5,111
  Kelly Services Inc Class A                270        6,244
  Kforce.Com Inc*                           614        4,260
  Korn/Ferry International*                 585       18,537
  Kos Pharmaceuticals Inc*                  146        2,345
  Labor Ready Inc*                          546        3,617
  Laboratory Corp of America Holdings*      104        8,021
  Lance Inc                                 400        3,600
  Learning Tree International*              171       10,474
  Lifepoint Hospitals Inc*                  497       11,058
  Ligand Pharmaceuticals*                   827       10,906
  Lincare Holdings Inc*                     649       15,982
  Luminex Corp*                              73        3,039
  Mail-Well Inc*                            739        6,374
  Management Network Group Inc*              85        2,975
  Manor Care Inc*                         1,278        8,946
  Matrix Pharmaceutical Inc*                366        4,781
  Maximus Inc*                              180        3,983
  McGrath Rentcorp                          142        2,414
  Medical Manager Corporation*              603       20,540
  Medicis Pharmaceutical Class A*           459       26,163
  Medquist Inc*                             225        7,650
  Memberworks Inc*                          154        5,178
  Mentor Corp                               348        9,461
  Meta Group Inc*                           130        2,503
  MGI Pharma Inc*                           260        7,479
  Michael Foods Inc                         217        5,317
  Microvision Inc*                          169        8,281
  Midas Inc                                 248        4,960
  Mid-Atlantic Medical Services*            704        9,504
  Miravant Medical Technologie*             221        4,931
  Modis Professional Services*            1,446       11,026
  Nabi*                                     534        3,905
  National Processing Inc*                   96        1,200
  Nationsrent Inc*                          586        2,234

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-DURABLE - 15.25%
(CONTINUED)
  Navigant Consulting Co*                   591   $    2,512
  NBTY Inc*                                 890        5,674
  NCO Group Inc*                            305        7,053
  Neorx Corp*                               312        5,889
  Neurocrine Biosciences*                   320       11,380
  Neurogen Corp*                            197        5,688
  New England Business Service              198        3,218
  Noven Pharmaceuticals*                    300        9,019
  Novoste Corporation*                      225       13,725
  NPS Pharmaceuticals Inc*                  307        8,212
  Oakley Inc*                               357        4,106
  Ocular Scineces Inc*                      253        2,973
  Ogden Corp*                               787        7,083
  Omnicare Inc                            1,465       13,277
  On Assignment Inc*                        344       10,492
  Oratec Interventions*                      69        2,303
  Organic Inc*                               97          946
  Orthodontic Centers of America*           647       14,638
  OSI Pharmaceuticals Inc*                  371       10,689
  Parexel International Corp*               401        3,835
  Pathogenesis*                             262        6,812
  Pennzoil-Quaker State Co                1,246       15,030
  Pepsiamericas Inc*                        395        1,185
  Performance Food Group Co*                195        6,240
  Perrigo Co*                               981        6,193
  Pharmaceutical Product Development*       293        6,153
  Pharmacopeia Inc*                         289       13,402
  Pharmacyclics Inc*                        253       15,433
  Photogen Technologies Inc*                144        1,197
  Pilgrims Pride Corp                       257        1,831
  Playtex Products Inc*                     455        5,147
  Plexus Corp*                              280       31,640
  Polymedia Corp*                           163        7,050
  Praecis Pharmaceuticals Inc*              127        3,540
  Prepaid Legal Services Inc*               304        9,082
  Primark Corp*                             322       11,995
  Priority Healthcare Corp*                 178       13,228
  Professional Detailing Inc*                65        2,214
  Prosoft Training Company*                 262        4,405
  Protection One Inc*                       313          685
  Province Healthcare Co*                   320       11,560
  PSS World Medical Inc*                  1,129        7,586
  Quorum Health Group Inc*                1,123       11,581
  Ralcorp Holdings Inc*                     445        5,451
  Rehabacare Group Inc*                     200        5,450
  Renal Care Group Inc*                     718       17,557
  Rent-A-Center Inc*                        267        6,008
  Rent-Way Incorporated*                    376       10,975
  Res-Care Inc*                             308        1,656
                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-DURABLE - 15.25%
(CONTINUED)
  Resmed Inc*                               473   $   12,653
  Respironics*                              524        9,432
  Revlon Inc*                               139          877
  Rexall Sundown Inc*                       535       12,840
  Rica Foods Inc*                           113        2,599
  Rightchoice Managed Care*                  59          929
  Riviana Foods Inc                         111        1,936
  Robert Mondavi Corp Class A*              127        3,897
  Rollins Inc                               270        4,016
  Ruddick Corp                              478        5,646
  Russ Berrie & Co Inc                      162        3,119
  Sangstat Medical Corp*                    251        7,248
  Schein Pharmaceuticals Inc*                75        1,622
  Sciclone Pharmaceuticals Inc*             482        6,236
  Scotts Company Class A*                   245        8,943
  Seaboard Corp                               5          860
  Seminis Inc*                              196          515
  Service Corp International              4,326       13,789
  Sicor Inc*                                654        5,232
  Smithfield Foods Inc*                     872       24,471
  Smucker (J.M.) Co Class A                 399        7,681
  Sodexho - Marriott Services               517        8,272
  Sonic Innovations*                         54        1,002
  Sotheby's                                 658       11,515
  Source Information Mgmt Co*               162        2,471
  Staar Surgical Co*                        187        2,092
  Standard Register Co                      205        2,921
  Star Scientific Inc*                      312        1,053
  Startek Inc*                              113        5,692
  Steris Corp*                            1,073        9,523
  Stewart Enterprises Inc Class A         1,513        5,343
  Strayer Education Inc                     115        2,760
  Suiza Foods Corp*                         461       22,531
  Summit Technology Inc*                    747       14,100
  Sunrise Assisted Living Inc*              298        5,513
  Sunrise Technologies*                     738        7,380
  Supergen Inc*                             405       14,681
  Sylvan Learning Systems Inc*              494        6,793
  Syncor International Corp*                150       10,800
  Tejon Ranch Co*                           101        2,279
  The Profit Recovery Group Inc*            657       10,923
  Thermo Cardiosystems Inc*                 245        2,450
  Thermotrex Corp*                           70          774
  Thoratec Labs Corp*                       237        3,836
  Threagenics Corp*                         416        3,562
  Titan Pharmaceuticals Inc*                365       15,695
  Total Renal Care Holdings*              1,164        6,984
  Triad Hospitals Inc*                      540       13,061
  Triangle Pharmaceuticals Inc*             520        4,713

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-DURABLE - 15.25%
(CONTINUED)
  Trico Marine Services*                    356   $    4,539
  Trimeris Inc*                             248       17,345
  Tularik Inc*                              174        5,133
  Tupperware Corporation                    917       20,174
  Twinlab Corporation*                      339        2,161
  United Natural Foods Inc*                 139        1,911
  United Rentals Incorporated*              534        9,145
  United Therapeutics Corp*                 212       22,976
  Universal Corporation                     448        9,464
  Universal Foods Corp                      728       13,468
  Us Oncology Inc*                        1,144        5,720
  Valentis Inc*                             461        5,417
  Varian Medical Systems Inc*               496       19,406
  Vasomedical Inc*                          789        3,723
  Vaxgen Inc*                               126        2,756
  Vector Group Limited                      193        2,847
  Ventana Medical Systems*                  145        3,408
  Veterinary Centers of America*            298        4,098
  Visx Inc*                                 859       24,079
  Vital Signs Inc                            88        1,595
  Vivus Inc*                                512        3,552
  Volt Info Sciences Inc*                   129        4,249
  Wackenhut Corporation Class*              144        1,863
  Wallace Computer Services                 596        5,886
  Wesley Jessen Visioncare*                 144        5,409
  West Pharmaceutical Services              165        3,568
  Whole Foods Market Inc*                   417       17,227
  Wild Oats Markets Inc*                    305        3,832
  Xceed Inc*                                231        2,108
  Yankee Candle Co*                         231        4,995
  Zoll Medical Corp*                        132        6,468
                                                  ----------
                                                   2,414,341
                                                  ----------
DIVERSIFIED - .13%
  Terremark Worldwide Inc*                1,973        9,742
  Triarc Companies*                         220        4,510
  Walter Industries Inc                     526        6,016
                                                  ----------
                                                      20,268
                                                  ----------
ENERGY - 3.00%
  Arch Coal Inc                             265        2,037
  Atwood Oceanics Inc*                      140        6,213
  Barrett Resources Corp*                   456       13,880
  Basin Exploration Inc*                    217        3,879
  Belco Oil & Gas Corp*                     243        2,066
  Berry Petroleum                           300        5,100
  Cabot Oil & Gas Corp                      364        7,712
  Cal Dive International Inc*               190       10,296
  Callon Petroleum Company*                  95        1,413
                                          SHARES       VALUE

                                            ----------------
ENERGY - 3.00% (CONTINUED)
  Carbo Ceramics Inc                         78   $    2,740
  Chesapeake Energy Corp*                 1,490       11,548
  Clayton Williams Energy Inc*               69        2,204
  Comstock Resources Inc*                   308        2,464
  Consol Energy Inc                         402        6,080
  Cross Timbers Oil Company                 732       16,196
  Denbury Resources Inc*                    257        1,333
  Dril-Quip Inc*                            147        6,872
  EEX Corporation*                          460        2,674
  Evergreen Resources Inc*                  201        5,955
  Forcenergy Inc*                           208        4,186
  Forest Oil Corp*                          519        8,272
  Friede Goldman Halter Inc*                441        3,941
  Frontier Oil Corp*                        437        3,496
  Grey Wolf Inc*                          2,839       14,195
  Gulf Island Fabrication Inc*              123        2,091
  Houston Exploration Co*                   137        3,442
  HS Resources Inc*                         268        8,040
  Input/Output Inc*                         612        5,164
  Key Energy Group Inc*                   1,363       13,119
  Key Production Company Inc*               152        2,660
  Lone Star Technologies*                   378       17,483
  Louis Dreyfus Natural Gas*                312        9,770
  Mcmoran Exploration*                      251        4,142
  Meridian Resource Corp*                   244        1,388
  Midcoast Energy Resources                 175        2,756
  Mitchell Energy & Dev - Class A           324       10,409
  National-Oilwell Inc*                      92        3,025
  Newpark Resources Inc*                  1,099       10,372
  Nuevo Energy Co*                          243        4,587
  Oceaneering International*                332        6,308
  Parker Drilling Co*                     1,041        6,441
  Patina Oil & Gas                          177        3,673
  Patterson Energy Inc*                     521       14,849
  Penn Virginia Corp                        110        2,709
  Pennaco Energy Inc*                       245        4,012
  Pioneer Natural Resources*              1,584       20,196
  Plains Resources Inc*                     255        4,080
  Pogo Producing Co                         641       14,182
  Prima Energy Corp*                         93        4,976
  Prize Energy Corp*                         44        1,056
  Pure Resources Inc*                       795       14,211
  RPC Incorporated                          210        2,218
  Seacor Smit Inc*                          268       10,368
  Seitel Inc*                               290        2,356
  Spinnaker Exploration Co*                 118        3,024
  St. Mary Land & Exploration               222        9,338
  Stone Energy Corporation*                 263       15,714
  Superior Energy Services Inc*             704        7,304
  Swift Energy Co*                          304        8,626

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
ENERGY - 3.00% (CONTINUED)
  Tesoro Petroleum Corporation*             504   $    5,103
  Tom Brown Inc*                            437       10,078
  Transmontaigne Oil Co*                    417        2,554
  Unit Corp*                                507        6,845
  Universal Compression Holdings*           111        3,719
  UTI Energy Corp*                          223        8,948
  Veritas Dgc Inc*                          410       10,660
  Vintage Petroleum Inc                     774       17,455
  W D-40 Co                                 208        4,316
  Western Gas Resources Inc                 315        6,615
                                                  ----------
                                                     475,134
                                                  ----------
FINANCIAL - 16.17%
  1st Source Corp                           175        2,745
  Acacia Research Corp*                     228        5,472
  Advanta Corporation Class A               346        4,217
  Affiliated Managers Group*                356       16,198
  Alabama National Bancorp                  133        2,635
  Alexander's Inc*                           53        3,882
  Alexandria Real Est Equities              192        6,588
  Alfa Corp                                 623       10,903
  Alleghany Corporation*                     77       12,936
  Allied Capital Corp                     1,101       18,717
  Amcore Financial Inc                      430        7,874
  American Capital Strategies               329        7,855
  American Financial Holdings               459        7,287
  American Industrial Properties Reit       282        3,825
  American National Insurance               162        8,262
  AmeriCredit Corporation*                1,204       20,468
  Amerus Life Holdings Inc                  200        4,125
  AMLI Residential Properties               231        5,443
  Anchor Bancorp Wisconsin Inc              401        6,140
  Andover Bancorp                           101        2,910
  Arden Realty Group Inc                    945       22,208
  Area Bancshares Corp                      150        3,347
  Argonaut Group Incorported                278        4,761
  Astoria Financial Corp                    733       18,875
  Baldwin & Lyons Inc - Class B             186        3,174
  BancFirst Corp                             64        2,016
  Bancorpsouth Inc                          895       12,586
  Bank of Granite Corp                      182        4,163
  Bank United Corp - Class A                515       18,122
  BankAtlantic Bancorp Inc                  410        2,409
  Bay View Capital Corp                     448        4,396
  Bedford Property Investors                296        5,495
  Berkley (W R) Corp                        277        5,194
  Blackrock Inc*                            286        8,294
  Blanch (E W) Holdings Inc                 212        4,306
  Bok Financial Corp*                       167        2,933
  Boykin Lodging Co                         272        3,672
                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 16.17% (CONTINUED)
  Bradley Real Estate Inc                   352   $    7,502
  Brandywine Realty Trust                   540       10,328
  Bre Properties Class A                    712       20,559
  Brenton Banks Inc                         226        3,136
  Brookline Bancorp Inc                     206        2,356
  Brown & Brown Inc                         171        8,892
  BSB Bancorp Inc                           147        2,949
  BT Financial Corp                         265        4,571
  Burnham Pacific Properties I              513        3,527
  Cabot Industrial Trust                    645       12,698
  Camden Property Trust                     607       17,831
  Capital Automotive Reit                   329        4,647
  Capital City Bank Group Inc                65        1,268
  Capitol Federal Financial                 560        6,195
  Capstead Mortgage Corp                    278        2,328
  Castle & Cooke Inc*                       209        4,036
  Catellus Development Corp*              1,699       25,485
  Cathay Bancorp Inc                        143        6,632
  CB Richard Ellis Services*                324        2,957
  CBL & Associates Properties               394        9,825
  Centerpoint Properties Trust              330       13,448
  Century South Banks Inc                   177        3,429
  Charter Mutual Mortgage Acceptance        327        4,026
  Chateau Properties Inc                    341        9,633
  Chelsea Gca Realty Inc                    253        8,744
  Chemical Financial Corp                   223        5,798
  Chittenden Corp                           452       11,046
  Citizens Banking Corp                     757       12,289
  City Bank Lynnwood                        148        3,867
  CAN Surety Corporation                    262        3,128
  Colonial Bancgroup Inc                  1,530       13,770
  Colonial Properties Trust                 348        9,527
  Commerce Bancorp Inc                      486       22,356
  Commerce Group Inc                        399       11,771
  Commercial Federal Corp                   897       13,960
  Commercial Net Lease Realty               482        5,061
  Community First Bankshares                801       13,066
  Compucredit Corp*                         194        5,820
  Cornerstone Realty Income Trust           621        6,210
  Corus Bankshares Inc                      147        3,886
  Cousins Properties Inc                    415       15,978
  CPB Inc                                   130        3,250
  Crawford & Co                             561        6,171
  Credit Acceptance Corporation*            269        1,496
  Creditrust Corporation*                    77          101
  Cullen/Frost Bankers Inc                  832       21,892
  CVB Financial Corp                        275        4,348
  Dain Rauscher Corp                        203       13,398
  Delphi Financial Group Inc*               236        8,009
  Developers Diversified                    927       13,847

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 16.17% (CONTINUED)
  Dime Community Bancshares                 200   $    3,250
  DLJ Direct*                               254        1,810
  Doral Financial Corp                      502        5,742
  Downey Financial Corp                     337        9,773
  DVI Incorporated*                         154        2,464
  East West Bancorp Inc                     357        5,132
  Eastgroup Properties                      248        5,224
  Eaton Vance Corp                          472       21,830
  E-Loan Inc*                               150          713
  Enhance Financial Services Group          431        6,196
  Enterntainment Properties Trust           239        3,301
  Equity Inns Inc                           583        3,571
  Essex Property Trust Inc                  287       12,054
  F & M Bancorp                             168        3,318
  F & M National Corp                       395        8,295
  Farmers Capital Bank Corp                 100        3,038
  FBL Financial Group Inc Class A           188        2,961
  Federal Realty Investment Trust           625       12,500
  Felcor Lodging Trust Inc                  750       13,875
  Fidelity National Financial Inc           846       15,492
  Financial Federal Corp*                   171        2,971
  Finova Group Inc                          974       12,662
  First American Corporation                872       12,481
  First Bankcorp                            338        6,274
  First Busey Corp                          144        2,367
  First Charter Corp                        498        7,844
  First Citizens Bancshares                  94        5,593
  First Commonwealth Financial Corp         923        8,365
  First Federal Capital Corp                236        2,611
  First Federal Financial Group*            273        3,856
  First Financial Bancorp                   561       11,045
  First Financial Corp                      107        3,264
  First Financial Bankshares Inc            158        4,345
  First Financial Holdings Inc              212        2,915
  First Indiana Corp                        148        2,942
  First Industrial Realty Trust             615       18,143
  First Merchants Corp                      185        3,920
  First Midwest Bancorp Inc                 654       15,206
  First Niagara Financial Group             195        1,828
  First Sentinel Bancorp Inc                573        4,709
  First United Bancshares                   402        6,105
  First Washington Realty Trust             128        2,824
  FNB Corp                                  348        7,178
  Forest City Enterprises - Class A         251        8,377
  Franchise Finance Corp Of America         895       20,585
  Fremont General Corp                      924        3,638
  Friedman Billings Ramsey Group*           378        3,071
  Frontier Financial Corp                   233        4,281
  Fulton Financial Corp                   1,134       20,058
  Gabelli Asset Mgmt Inc*                    87        2,175
                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 16.17% (CONTINUED)
  Gables Residential Trust                  385   $    9,914
  Gallagher Arthur J & Co                   591       24,822
  GBC Bancorp                               170        4,973
  Glacier Bancorp Inc                         1           13
  Glenborough Realty Trust Inc              466        8,126
  Glimcher Realty Trust                     378        5,434
  Gold Banc Corporation Inc                 469        2,345
  Great American Financial Res              114        2,016
  Great Lakes Reit Inc                      260        4,420
  Greater Bay Bancorp Inc                   283       13,230
  Hancock Holding Co                        145        4,930
  Harbor Florida Bancshares                 363        3,789
  Harleysville Group Inc                    209        3,501
  Harleysville National Corp                125        4,094
  Harris Financial Inc                      129          798
  HCC Insurance Holdings Inc                652       12,307
  Health Care Properties Invest Inc         769       20,955
  Health Care Reit Inc                      454        7,378
  Healthcare Realty Trust                   638       10,886
  Highwoods Properties Inc                  946       22,704
  Hilb, Rogal & Hamilton Co                 208        7,215
  Home Properties of New York Inc           319        9,570
  Horace Mann Educators                     650        9,750
  Hospitality Properties Trust              804       18,140
  HRPT Properties Trust                   2,097       12,844
  HSB Group Inc                             461       14,349
  Hudson United Bancorp                     806       18,085
  Imperial Bancorp*                         592        9,213
  Independence Community Bank             1,064       14,098
  Indymac Mortgage Holdings               1,077       14,607
  Innkeepers USA Trust                      551        5,028
  Insignia Financial Group*                 286        2,860
  Interga Bank Corporation                  277        4,709
  International Bancshares                  248        8,091
  Interwest Bancorp Inc                     219        3,066
  Investment Technology Group*              437       17,262
  Investors Financial Svs                   463       18,375
  IRT Property Co                           506        4,301
  Irwin Financial Corp                      168        2,426
  JDN Realty Corp                           538        5,481
  Jefferies Group Inc                       388        7,833
  John Nuveen Co Class A                    106        4,445
  Jones Lang Lasalle Inc*                   481        6,433
  JP Realty Inc                             195        3,473
  Kansas City Life Insurance Co             109        2,929
  Keystone Financial Inc                    776       16,490
  Kilroy Realty Corp                        416       10,790
  Koger Equity Inc                          422        7,121
  Labranche & Company*                      587        8,438
  Landamerica Financial Group               156        3,578

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 16.17% (CONTINUED)
  Lasalle Hotel Properties                  170   $    2,444
  Leucadia National Corp                    602       13,733
  Lexington Corpprate Properties Trust      272        3,043
  Liberty Corporation                       248       10,416
  Liberty Financial Companies               217        4,760
  LNR Property Corp                         354        6,903
  Macerich Co                               499       11,009
  MAF Bancorp Inc                           376        6,839
  Manufactured Home Communities             292        6,990
  Markel Corp*                               91       12,888
  Medallion Financial Corp                  178        2,748
  Medical Assurance Inc*                    297        3,341
  Meditrust Corp                          2,266        8,498
  Merchants New York Bancorp                301        5,173
  Mercury General Corp                      425       10,041
  Meristar Hospitality Corp                 562       11,802
  Metris Companies Inc                      924       23,216
  Mid-America Apartment Comm                280        6,720
  Midamerica Bancorp                        134        3,350
  Midland Co                                 69        1,691
  Mid-State Bancshares                      178        4,851
  Mills Corp                                246        4,628
  Mississippi Valley Bancshares              99        2,401
  Morgan Keegan Inc                         350        5,163
  N B T Bancorp Inc                         287        3,067
  National Discount Brokers*                172        5,483
  National Golf Properties Inc              213        4,500
  Nationwide Health Properties Inc          735       10,244
  National Bancorp of Alaska Inc            235        8,431
  National Health Investors Inc             387        4,257
  National Penn Bancshares Inc              280        5,775
  National Western Life Ins Class A*         31        2,232
  Net Bank Inc*                             386        4,801
  New Plan Excel Realty Trust             1,393       18,109
  Nextcard Inc*                             445        3,783
  Northeast Bancorp Inc                     229        1,574
  Oceanfirst Financial Corp                 190        3,503
  Ocwen Financial Corp*                     518        2,881
  Ohio Casualty Corp                        955       10,147
  Omega Financial Corp                      140        3,535
  One Valley Bancorp Inc                    535       16,719
  Oriental Financial Group                  181        2,613
  Pacific Capital Bancorp                   390        9,774
  Pacific Gulf Properties                   293        7,343
  Pan Pacific Properties Inc                141        2,838
  Park National Corp                        134       12,161
  Parkway Properties Inc                    157        4,789
  Penn Real Estate Investment Trust         195        3,339
  Peoples Bank                              438        8,048
  PFF Bancorp Inc                           208        3,796
                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 16.17% (CONTINUED)
  Philadelphia Cons Holdings Co*            100   $    1,681
  Phoenix Investment Partners               703        7,382
  PICO Holdings*                            211        2,967
  Pioneer Group Inc*                        372       15,764
  PMA Capital Corp                          270        5,130
  Premier National Bank                     251        3,263
  Prentiss Properties Trust                 573       13,752
  Presidential Life                         326        4,523
  Prime Group Realty Trust                  151        2,293
  Prison Realty Trust Inc                 1,882        5,764
  Provident Bankshares Corp                 399        5,387
  Provident Financial Group                 348        8,287
  PSB Business Parks Inc                    372        8,928
  Queens County Bancorp Inc                 262        4,831
  R & G Financial Corp Class B              161        1,278
  Raymond James Financial Corp              624       14,040
  Realty Income Corp                        424        9,991
  Reckson Assoc Realty Corp                 649       15,414
  Regency Realty Corp                       490       11,638
  Reliance Group Holdings                 1,040          780
  Republic Bancorp Inc                      719        6,426
  Republic Security Financial Corp          775        3,875
  RFS Hotel Investors Inc                   389        4,571
  Richmond County Financial Corp            488        9,333
  Riggs National Corp                       303        3,825
  RLI Corporation                           126        4,379
  Roslyn Bancorp Inc                      1,060       17,606
  S & T Bancorp Inc                         429        7,829
  Sandy Spring Bancorp Inc                  152        3,107
  Santander Bancorp                         131        1,670
  Saul Centers Inc                          171        2,757
  Scpie Holdings Inc                        149        3,055
  Seacoast Financial Services               404        3,838
  Security Capital Group Inc*               485        8,245
  Selective Insurance Group                 416        7,904
  Senior Housing Properties Trust           207        1,514
  Shoreline Financial Corp                    8           95
  Shurgard Storage Centers                  464       10,440
  Silicon Valley Bancshares*                638       27,195
  Sky Financial Group Inc                 1,229       19,587
  SL Green Realty Corp                      344        9,202
  Smith Charles E Residential               333       12,654
  South Financial Group Inc                 684        9,918
  Southwest Bancorp Of Texas*               450        9,338
  Southwest Securities                      229        8,530
  Sovereign Bancorp Inc                   3,590       25,242
  Sovran Self Storage Inc                   192        4,116
  Stancorp Financial Group                  504       16,191
  State Auto Financial Corp                 191        2,268
  Staten Island Bancorp Inc                 585       10,311

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 16.17% (CONTINUED)
  Sterling Bancshares                       414   $    4,476
  Stewart Information Services*             163        2,384
  Storage USA Inc                           440       12,980
  Student Loan Corp                          63        2,646
  Summit Properties Inc                     394        8,274
  Sun Communities Inc                       278        9,296
  Susquehanna Bankshares Inc                624        8,892
  Tanger Factory Outlet Center               82        1,927
  Taubman Centers Inc                       542        5,962
  Texas Regional Bancshares                 230        5,836
  The Trust Company of New Jersey           258        4,709
  Town & Country Trust                      253        4,348
  Trammell Crow Co*                         388        4,171
  Trenwick Group Inc                        258        3,757
  Triad Guaranty Inc*                       211        4,840
  Trustco Bank Corp New York                850       10,625
  Trustmark Corp                            977       17,036
  Tucker Anthony Sutro                      261        4,698
  UCBH Holdings Inc                         148        3,950
  UICI*                                     594        3,898
  UMB Financial Corp                        255        8,367
  United Asset Management Corp              782       18,279
  United Bankshares Inc                     549        9,985
  United Community Financial                479        3,188
  United Dominion Realty Trust            1,640       18,040
  United National Bancorp                   253        4,649
  Urban Shopping Centers Inc                162        5,457
  USB Holding Co Inc                        149        2,105
  Ventas Inc*                               956        3,047
  W Holding Company Inc                     439        3,622
  Washington Federal Inc                    869       15,859
  Washington Reit Estate Investments        568       10,153
  Webster Financial Corporation             678       15,043
  Weingarten Realty Investments             425       17,140
  Wesbanco Inc                              306        7,421
  WestAmerica Bancorporation                576       15,048
  Westcorp                                  131        1,564
  Western Properties Trust                  275        3,266
  Westfield America Inc                     459        6,168
  WFS Financial Inc*                        143        2,467
  Whitney Holdings Company                  359       12,273
  Wit Soundview Group Inc*                1,142       12,259
  Zenith National Insurance                 146        3,103
                                                  ----------
                                                   2,558,999
                                                  ----------
INDUSTRIAL - 14.25%
  A. O. Smith Common Stock                  334        6,993
  Act Manufacturing Inc*                    169        7,848
  Analogic Corp                              99        3,960
  ADE Corp*                                 152        2,907
                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 14.25% (CONTINUED)
  Advanced Energy Industries*               178   $   10,491
  Advanced Lighting Technology*             221        4,089
  Agco Corp                                 947       11,601
  Airborne Freight Corp                     779       14,752
  Albany International Corp Class A*        276        4,002
  Alexander & Baldwin Inc                   661       14,583
  Amerco*                                   137        2,740
  American Freightways Corp*                345        5,003
  American National Can Group               476        8,033
  American Superconductor*                  304       14,668
  American Technology Ceramics Corp*         48        1,338
  Ametek Inc                                508        8,890
  Anadigics*                                473       16,112
  Applied Industrial Technology             322        5,273
  Applied Power Inc                         621       20,804
  Applied Science & Technology Inc*         180        4,658
  Aptargroup Inc                            571       15,417
  Arkansas Best Corp*                       247        2,455
  Armstrong Holdings Inc                    600        9,188
  Arnold Industries Inc                     323        3,896
  Artesyn Technologies Inc*                 507       14,101
  Astec Industries Inc*                     244        6,192
  Asyst Technologies Inc*                   475       16,269
  Atlas Air Inc*                            245        8,789
  Baldor Electric                           380        7,078
  Ball Corp                                 472       15,193
  Barnes Group Inc                          263        4,290
  Bel Fuse Inc - Class B                    135        3,611
  Belden Inc*                               386        9,891
  Benchmark Electronics Inc*                259        9,470
  Blount International Inc*                  60          461
  Brady Corporation                         281        9,133
  Briggs & Stratton                         354       12,125
  Brooks Automation Inc*                    264       16,880
  C&D Technologies Inc                      405       22,883
  Cable Design Technologies*                453       15,176
  Calgon Carbon Corp                        542        4,201
  California Amplifier Inc*                 190        8,693
  Carlisle Cos Inc                          481       21,645
  Casella Waste Systems Inc - A*            318        3,419
  Catalytica Inc*                           480        5,280
  Centex Construction Products              116        2,632
  Cerus Corp*                               118        3,105
  Checkpoint Systems Inc*                   456        3,420
  Circle International Group Inc            218        5,477
  Clarcor Inc                               385        7,652
  CNF Transportation Inc                    771       17,540
  Coherent Inc*                             391       32,795
  Cohu Inc                                  320        8,630
  Columbus Mckinnon Corporation             198        2,747

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 14.25% (CONTINUED)
  Comfort Systems Usa*                      461   $    1,844
  Commercial Metals Company                 226        6,215
  Concord Camera Corp*                      313        6,534
  Coorstek Inc*                              36        1,656
  CTS Corp                                  442       19,890
  Cummins Engine                            659       17,958
  Cuno Incorporated*                        258        5,966
  Cyberoptics Corporation*                  107        4,949
  Cymer Inc*                                461       22,013
  Dal-Tile International Inc*               871        7,186
  Detroit Diesel Corp                       125        1,844
  Dexter Corp                               367       17,616
  Digital Courier Technologies Inc*         179        5,102
  Dionex Corp*                              350        9,363
  Donaldson Co Inc                          639       12,620
  DSP Group Inc*                            420       23,520
  Earthshell Corporation*                   458        1,388
  EGL Inc*                                  222        6,827
  Elcor Corp                                311        7,153
  Electro Scientific Industries Inc*        424       18,669
  Emcor Group Inc*                          146        3,385
  Energy Conversion Devices*                196        4,974
  Esco Electronics Corp*                    180        3,060
  Esterline Technologies Corp*              275        4,091
  Excel Technology Inc*                     141        7,094
  Federal Signal                            720       11,880
  FEI Company*                              222        6,771
  Fisher Scientific International*          637       15,766
  Florida Rock Industries                   294       10,474
  Flowserve Corporation*                    595        8,962
  Forward Air Corporation*                  217        8,680
  Foster Wheeler Corp                       609        5,253
  Franklin Electric                          68        4,607
  Fritz Companies Inc*                      335        3,455
  FSI International Inc*                    399        8,653
  Fuelcell Energy Inc*                       68        4,696
  Gardner Denver Inc*                       207        3,700
  Gasonics International Corp*              207        8,164
  Gaylord Container Corp*                   877        2,357
  General Cable Corp                        478        3,884
  Genlyte Group Inc*                        192        4,044
  Genrad Inc*                               427        3,843
  Gentek Inc                                100        1,119
  Gerber Scientific Inc                     311        3,577
  Graco Incorporated                        322       10,465
  Granite Construction Inc                  302        7,399
  Greif Brothers Corporation                214        6,581
  Griffon Corporation*                      414        2,303
  Harsco Corporation                        635       16,193
  Heartland Express Inc*                    232        3,872
                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 14.25% (CONTINUED)
  Helix Technology Corp                     359   $   14,001
  Hexcel Corp*                              295        2,803
  Hunt (J.B.) Transportation Services
     Inc                                    275        4,245
  Identix Inc*                              361        5,663
  Idex Corp                                 471       14,866
  II-Vi Inc*                                 72        3,483
  Imation Corporation*                      568       16,685
  Insituform Technologies - Class A*        299        8,110
  Interlink Electronics Inc*                176        7,370
  Interlogix Inc*                           135        1,856
  Interpool Inc                             195        1,901
  Ionics Inc*                               257        7,871
  Ivex Packaging Corp*                      323        3,593
  Jacobs Engineering Group Inc*             357       11,669
  JLG Industries Inc                        661        7,849
  Justin Industries                         258        5,644
  Kaydon Corp                               478       10,038
  Keithley Instruments Inc                  126       10,978
  Kennametal Inc                            483       10,354
  Kent Electroncis Corp*                    450       13,416
  Kirby Corp*                               389        8,266
  Knight Transportation Inc*                110        1,602
  Kulicke & Soffa Industries*               383       22,741
  Lancaster Colony Corp                     503        9,651
  Landstar System Inc*                      142        8,458
  Lawson Products                            87        2,142
  Lennox International Inc                  644        8,533
  Lincoln Electric Holdings                 554        7,895
  Lindsay Manufacturing Co                  195        3,827
  Liqui-Box Corp                             48        2,376
  Littlelfuse Inc*                          311       15,239
  Longview Fibre Co                         821        9,082
  M S Carriers Inc*                         139        2,450
  Magnetek Inc*                             305        2,440
  Manitowoc Company Inc                     392       10,486
  Mark IV Industries Inc                    740       15,448
  Mascotech Inc                             584        6,315
  Matthews International Corp               224        6,496
  Maverick Tube Corp*                       284        8,272
  Meade Instruments Corp*                   133        3,342
  Mechanical Technology*                    367        5,505
  Metals USA Inc                            400        1,875
  Methode Electronics Class A               565       21,823
  Mettler-Toledo International*             615       24,600
  Micrel Inc*                               486       21,111
  Milacron Inc                              568        8,236
  Mine Safety Appliances Inc                148        3,552
  Molecular Devices Corp*                   178       12,315
  Moog Inc Class A*                         116        3,060
  Morrison Knudsen Corp*                    516        3,741

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 14.25% (CONTINUED)
  Mueller Industries*                       548   $   15,344
  Myers Industries Inc                      237        2,548
  Nacco Industries Class A                  102        3,583
  Nanometrics Inc*                           70        2,883
  National Service Inds                     647       12,617
  NCH Corp                                   40        1,448
  NCI Building Systems Inc*                 288        5,832
  Newport News Shipbuilding Inc             462       16,979
  Nordson Corp                              224       11,340
  Nortek Inc*                               151        2,982
  NS Group Inc*                             265        5,548
  Offshore Logistics Inc*                   335        4,816
  Overseas Shipholding Group                401        9,875
  Owens-Corning Fiberglass Corp             808        7,474
  Packard Bioscience*                       191        3,247
  Packaging Corp of America*                740        7,493
  Pactiv Corporation*                     2,686       21,152
  Park Electrochemical Corp                 149        5,373
  Paxar Corporation*                        626        7,473
  Penn Engineering And Manufacturing         97        3,419
  Pericom Semiconductor Corp*               165       11,220
  Photon Dynamics Inc*                      183       13,668
  Pittston Brink's Group                    823       11,265
  Polaroid Corp                             713       12,879
  Polymer Group Inc                         329        3,043
  Power Integrations Inc*                   433       10,203
  Precision Castparts                       389       17,602
  Presstek Inc*                             441        7,194
  PRI Automation Inc*                       319       20,860
  Quanex Corp                               226        3,362
  Rayonier Inc                              435       15,606
  Rayovac Corp*                             437        9,778
  Regal-Beloit                              333        5,349
  Research Frontiers Inc*                   159        4,770
  Roadway Express Inc                       197        4,617
  Robbins & Myers                           124        2,829
  Robotic Vision Systems Inc*               546        9,828
  Rogers Corp*                              236        8,260
  Rollins Truck Leasing                     755        5,238
  Roper Industries Inc                      480       12,300
  Ryder System                              945       17,896
  Sauer-Danfoss Inc                         313        3,091
  SBS Technologies Inc*                      91        3,361
  Scott Technologies Inc*                   200        3,438
  Semitool Inc*                             241        4,172
  Sensormatic Electronics Corp*           1,121       17,726
  Shaw Group Inc*                           211        9,943
  Thermedics                                298        2,961
  Simpson Manufacturing*                    129        6,168
  Sipex Corporation*                        348        9,635
                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 14.25% (CONTINUED)
  SLI Inc                                   274   $    3,322
  Snap On Tools Inc                         931       24,788
  Specialty Equip Co*                       185        5,018
  Spectra-Physics Lasers Inc*                56        3,917
  Speedfam-Ipec Inc*                        397        7,220
  SPS Technologies Inc*                     201        8,254
  Stacon Technology Corp*                   120        3,068
  Standard Microsystems Corp*               220        3,383
  Standex International Corp                179        2,842
  Stericycle Inc*                           217        5,208
  Stewart & Stevenson Services              445        6,703
  Stoneridge Incorporated*                  200        1,750
  Sturm Ruger & Co Inc                      309        2,742
  Superconductor Technologies*              277       10,890
  Surmodics Inc*                             94        2,444
  Swift Transportation Co*                  683        9,562
  Syntroleum Corp*                          434        7,432
  Technitrol                                186       18,019
  Tecumseh Products Co Class A              254        9,700
  Teleflex Inc                              606       21,665
  Telxon Corp*                              234        4,183
  Tennant Co                                143        5,363
  Terex Corp*                               411        5,805
  Tetra Tech Inc*                           546       12,490
  Texas Industries Inc                      335        9,673
  Therma-Wave Inc*                          173        3,860
  Thermo Ecotek Corporation*                 35          328
  Thermo Fibertek Inc*                       95          451
  Thomas Industries Inc                     246        4,351
  Timken Co                                 790       14,714
  Tredegar Corporation                      404        7,676
  Trex Company Inc*                          88        4,400
  Trimble Navigation Limited*               365       17,817
  Trinity Industries                        624       11,544
  U S Industries                          1,299       15,750
  UCAR International Inc*                   754        9,849
  Universal Display Corp*                   198        5,878
  Universal Electronics Inc*                218        5,355
  Universal Forest Products                 173        2,379
  Unova Inc*                                681        4,980
  URS Corporation*                          205        3,126
  US Aggregates Inc                          81        1,468
  US Can Corp*                              139        2,415
  USFreightways Corp                        423       10,390
  Valence Technology Inc*                   461        8,500
  Valmont Industries                        227        4,512
  Varian Inc*                               511       23,570
  Veeco Instruments Inc*                    374       27,370
  Viasystems Group Inc*                     693       11,218
  Vicor Corp*                               311       10,827

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 14.25% (CONTINUED)
  Wabtec                                    440   $    4,565
  Waste Connections*                        265        5,234
  Watts Industry                            263        3,320
  Werner Enterprises Inc                    443        5,122
  Wisconsin Central Transportion*           814       10,582
  Wolverine Tube Inc*                       132        2,244
  Woodhead Industries Inc                   180        3,285
  Woodward Governor Co                      133        3,766
  Worthington Inds Inc                    1,125       11,813
  X-Rite Inc                                268        2,446
  Xtra Corp*                                191        7,533
  Yellow Corporation*                       401        5,915
  York International Corp                   604       15,251
  Zebra Tech Class A*                       405       17,947
  Zygo Corp*                                204       18,526
                                                  ----------
                                                   2,254,774
                                                  ----------
TECHNOLOGY - 26.79%
  24/7 Media Inc*                           277        4,328
  3DFX Interactive Inc*                     338        2,630
  3DO Company*                              404        3,169
  AAR Copr                                  428        5,136
  About.Com Inc*                            216        6,804
  Accrue Software Inc*                      341       12,106
  Aclara Biosciences*                       143        7,284
  Actel Corp*                               342       15,604
  Active Software Inc*                      273       21,209
  Actuate Software Corp*                    447       23,859
  Adaptive Broadband Corp*                  595       21,866
  Adelphia Business Solutions*              432       10,017
  Adept Technology Inc*                     134        6,265
  Advanced Digital Information Corp*        817       13,021
  Advanced Radio Telecom Corp*              402        5,879
  Advanced Tissue Sciences*                 951        7,638
  Advantage Learning Systems Inc*           146        2,245
  Advent Software Inc*                      412       26,574
  Aeroflex Inc*                             340       16,894
  Agency.Com Limited*                        94        1,674
  Airgate PCS Inc*                          145        7,622
  Airnet Communications Corp*                88        2,299
  Alamosa PCS Holdings*                     165        3,444
  Alaska Comm Systems Group*                161        1,670
  Alexion Pharmaceuticals Inc*              200       14,300
  Allaire Corp*                             359       13,193
  Allen Telecom Inc*                        443        7,836
  Alliance Semiconductor*                   415       10,193
  Alliant Techsystems Inc*                  158       10,655
  Allied Riser Communications*              830       11,724
  Allscripts Inc*                           287        6,601
  American Telecource International Inc*    886        5,593
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  American Xtal Technology Inc*             261   $   11,288
  Analysts International Corp               329        3,064
  Anaren Microwave Inc*                     173       22,704
  Ancor Communications Inc*                 463       16,559
  Anixter International*                    339        8,984
  Anwserthink Inc*                          527        8,761
  Aphton Corp*                              215        5,536
  Applied Theory Corp*                      107        1,605
  Appnet Systems Inc*                       539       19,404
  Arch Communications Group*                786        5,109
  Aremissoft Corporation*                   156        4,856
  Arguss Holdings Inc*                      181        3,416
  Ariad Pharmaceuticals Inc*                367        4,886
  Armor Holdings Inc*                       270        3,510
  ASK Jeeves*                               326        5,888
  Aspen Technology Inc*                     414       15,939
  ATMI Inc*                                 345       16,043
  Audiovox Corporation*                     250        5,516
  Avant Immunotherapeutics Inc*             711        7,510
  Avant! Corporation*                       620       11,615
  Avid Tech Inc*                            366        4,392
  Avigen Inc*                               229       10,047
  Aviron*                                   272        8,398
  AVT Corporation*                          410        3,024
  Aware Inc/Mass*                           264       13,497
  Axent Technologies Inc*                   457       11,339
  Barra Inc*                                178        8,822
  BE Free Inc*                              370        3,330
  Bell & Howell Company                     236        5,723
  Bindview Development Corp*                588        7,056
  Biocryst Pharmaceuticals Inc*             202        5,795
  Bio-Rad Laboratories Class A*             128        3,200
  Bio-Technology General Corp*              861       11,354
  Black Box Corporation*                    304       24,068
  Blaze Software Inc*                        50          681
  Bluestone Software*                       208        5,343
  Bottomline Technologies Inc*              115        3,932
  Braun Consulting*                         137        2,894
  Breakaway Solutions Inc*                  159        4,293
  Brio Technology Inc*                      199        4,216
  Broadbase Software Inc*                   494       15,129
  Brooktrout Inc*                           194        4,232
  Bsquare Corp*                             180        4,039
  C Cube Microsystems Inc - New*            645       12,658
  CACI International Inc Class A*           159        3,101
  CAIS Internet Inc*                        101        1,420
  Caldera Systems Inc*                       78        1,019
  Caliper Technologies Corp*                 70        3,220
  Cambridge Tech Partners*                  832        7,254
  Caminus Corp*                              70        1,715

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Caprock Communications*                   531   $   10,355
  Carinsite Inc*                            141        2,520
  Carreker Corporation*                     155        1,395
  Carrier Access Corp*                      152        8,037
  C-Bridge Internet Solutions*               64        1,112
  CCC Information Services Group*           354        3,761
  C-Cor.Net Corporation*                    438       11,826
  Celeritek Inc*                            148        6,040
  Cell Genesys*                             532       14,896
  Centennial Cellular Corp*                 121        1,664
  Centillium Communications*                 61        4,209
  Cerner Corp*                              394       10,737
  Choice One Communications Inc*            114        4,653
  Chordiant Software Inc*                    71        1,180
  Ciber Inc*                                731        9,686
  Cirrus Logic Inc*                         882       14,112
  Clarent Corp*                             306       21,879
  Clarus Corporation*                       223        8,669
  Click2learn.Com Inc*                      146        2,573
  Cobalt Networks Inc*                      443       25,639
  Cognizant Tech Solutions Corp*             95        3,153
  Collateral Therapeutics Inc*              116        2,942
  Com21 Inc*                                347        8,675
  Commonwealth Telephone Enterprise*        167        7,859
  Complete Business Solutions*              412        7,236
  Computer Horizons Corp*                   503        6,759
  Computer Network Technologies Corp*       381        6,620
  Comsat Corp                               798       18,753
  Concord Communications*                   258       10,288
  Concurrent Computers Corp*                825       10,828
  Convergent Communications Inc*            199        1,592
  Coolsavings Com Inc*                       49          297
  Cope Inc*                                  25        1,330
  Corillian Corp*                            62        1,031
  Corsair Communications Inc*               280        8,050
  Creative Biomolecules Inc*                386        5,404
  Crossroads Systems*                       142        3,586
  Cryolife Inc*                             168        3,864
  CT Communications Inc                     257        7,308
  CTC Communications Corp*                  216        7,776
  Curagen Corp*                             392       14,921
  Curtiss-Wright Corp                        77        2,863
  Cyber-Care Inc*                           716        7,126
  Cybersource Corp*                         300        4,144
  Cylink Corporation*                       347        5,812
  Cypress Communications*                   157        1,138
  Cysive Inc*                                53        1,265
  Cytogen Corp*                           1,140       11,543
  Daleen Technologies Inc*                  155        2,393
  Data Return Corp*                         198        5,742
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Datastream Systems*                       258   $    3,225
  Davox Corp*                               163        2,109
  Deltathree.Com Inc Class A*               145        2,112
  Deltek Systems Inc*                       142          839
  Dendrite International Inc*               481       16,023
  Digene Inc*                               166        6,702
  Digimarc Corp*                            130        5,005
  Digital Courier Tech Inc*                 500        3,188
  Digital Impact Inc*                       116        1,639
  Digital Insight Corp*                     265        9,010
  Digital Island*                         1,026       49,889
  Digital River Inc*                        306        2,352
  Digitalthink Inc*                          68        2,440
  Digitas Inc*                              144        2,349
  Diversa Corp*                             121        4,008
  Documentum Inc*                           252       22,523
  Dot Hill Systems Corp*                    176        1,936
  Dset Corp*                                150        4,556
  DSL.Net Inc*                              435        4,486
  Dupont Photomasks Inc*                     76        5,206
  E.Medsoft.Com*                            604        4,832
  E.Spire Communications Inc*               830        5,603
  Eclipsys Corporation*                     583        4,373
  Egain Communications Corp*                313        3,795
  Egolbe Inc*                               922        2,766
  Elantec Semiconductor Inc*                310       21,584
  Electric Lightwave Inc Class A*           144        2,691
  Electroglas Inc*                          328        7,052
  ELOYALTY Corporation*                     746        9,512
  Emachines Inc*                            322          865
  Emagin Corporation Corp*                  320        4,100
  Embarcadero Technologies*                  64        1,880
  Emcore Corporation*                       191       22,920
  Emerge Interactive Inc*                   104        1,866
  Entremed Inc*                             225        6,736
  Envision Development*                      48        1,056
  Enzo Biochem Inc*                         354       24,426
  Enzon Inc*                                645       27,413
  Epicedge Inc*                             146        3,358
  Eplus Inc*                                 80        2,115
  Epresence Inc*                            370        2,683
  E-Prise*                                   67        1,101
  Espeed Inc - Class A*                     143        6,212
  Ess Technology Inc*                       414        6,003
  Exar Corp*                                296       25,808
  Excalibur Technologies Corp*              174        6,949
  Excelon Corporation*                      404        3,207
  Exchange Applications*                    372        9,905
  Exelixis Inc*                             142        4,739
  Extended Systems*                         116       11,136

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Extensitv Inc*                             65   $    2,226
  F5 Networks Inc*                          266       14,514
  Factset Research Systems Inc              319        9,012
  Fair Issac & Company Inc                  180        7,920
  Fibernet Telecom Group Inc*               123        2,091
  Filenet Corporation*                      540        9,923
  Firepond Inc*                              77        2,772
  First World Communications*               158        1,659
  Firstcom Corporation*                     410        6,176
  Futurelink Corporation*                   562        4,039
  Gadzoox Networks Inc*                     147        2,012
  Gencorp Inc                               532        4,256
  Gene Logic Inc*                           404       14,418
  General Communication*                    664        3,403
  General Semiconductor Inc*                560        8,260
  Genome Therapeutics Corp*                 327        9,953
  Genomic Solutions*                         19          278
  Genzyme Transgenics Corp*                 295        8,002
  Geoworks Corporation*                     191        3,008
  Geron Corp*                               340       10,880
  Getthere.Com Inc*                          99        1,046
  Glenayre Technologies*                  1,021       10,784
  Globalnet Financial.Com*                  345        7,245
  Globix Corporation*                       265        7,768
  Go2net Inc*                               433       21,785
  Goamerica Inc*                            157        2,424
  Golden Telecom Inc*                       143        4,254
  Goto.Com Inc*                             391        5,987
  Great Plains Software Inc*                177        3,474
  Gric Communications Inc*                   73        1,309
  Heico Corp                                116        1,653
  Hi/Fn Inc*                                108        4,793
  High Speed Access Corp*                   503        3,301
  Hnc Software*                             396       24,453
  Hollywood.Com Inc*                        244        1,891
  Hutchinson Technology*                    394        5,615
  Hypercom Corporation*                     201        2,889
  Hyperion Solutions Corp*                  516       16,738
  IBASIS Inc*                               172        7,407
  IBEAM Broadcasting Corp*                  168        3,024
  IBIS Technology Corp*                     131        7,909
  ICG Communications Inc*                   772       17,032
  IDT Corp*                                 348       11,810
  IDX Systems Corp*                         242        3,418
  Igate Capital Corporation*                548        7,535
  Illuminet Holdings Inc*                   332       16,891
  Immersion Corporation*                    201        6,030
  Immunomedics Inc*                         478       11,711
  Impsat Fiber Networks Inc*                189        3,166
  ImrGlobal Corp*                           313        4,089
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Inacom Corp*                              722   $      677
  Indus International Inc*                  216        1,850
  Infocus Corporation*                      366       11,781
  Infogrames Inc*                            68          553
  Informatica Corp*                         379       31,054
  Information Architects Corp*              327        2,269
  Inforte Corp*                              31        1,116
  Infousa Inc*                              438        2,847
  Inhale Therapeutic Systems*               256       25,976
  Inprise Corporation*                      871        5,335
  Integrated Circuit Systems*               201        3,442
  Integrated Silicon Solution*              378       14,364
  Intelect Communications Inc*            1,204        2,784
  Intelidata Technologies Corp*             609        6,280
  Inter-Tel Inc                             330        5,301
  Interact Commerce Corp*                   224        2,646
  Interactive Intelligence Inc*              68        2,550
  Intercept Group Inc*                      128        2,176
  Interdigital Comm Corp*                   842       13,946
  Intergraph Corp*                          699        5,286
  Interliant Inc*                           754       17,578
  Intermune Pharmaceuticals*                108        4,462
  Internet Pictures Corpc*                  735       11,117
  Internet.Com Corp*                        177        3,485
  Intertrust Technologies*                  969       19,925
  Intervoice-Brite Inc*                     510        3,347
  Interworld Corp*                          291        5,966
  Interwoven Inc*                           268       29,476
  Intl Fibercom Inc*                        416       10,608
  Intranet Solutions Inc*                   246        9,440
  Intraware Inc*                            227        3,646
  Intrusion.Com Inc*                        239        2,704
  Invitrogen Corp*                          133       10,002
  Iomega Corp*                            4,303       17,212
  ITC Deltacom Inc*                         801       17,872
  ITXC Corp*                                 97        3,434
  Ivillage Inc*                             328        2,768
  IXL Enterprises Inc*                      657        9,527
  IXYS Corporation*                          37        1,975
  J.D Edwards*                              846       12,743
  JDA Software Group Inc*                   332        6,370
  JNI Corp*                                  96        3,036
  Juno Online Services Inc*                 274        2,946
  Kaman Corporation                         357        3,815
  Keynote Systems Inc*                      253       17,852
  Kronos Inc*                               186        4,836
  Lante Corp*                               233        4,762
  Latitude Communications Inc*              203        2,271
  LCC International Inc Class A*            164        4,479
  Leap Wireless International Inc*          402       18,894

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Legato Systems Inc*                     1,379   $   20,857
  Level 8 Systems*                           90        1,896
  Lexicon Genetics Inc*                     158        5,431
  Lifeminders Inc*                          181        5,351
  Lightbridge Inc*                          270        6,446
  Lightpath Technology*                     188        7,485
  Lightspan Inc*                            119          655
  Liveperson Inc*                            65          565
  Looksmart Ltd*                            641       11,859
  Loudeye Technologies*                      71        1,238
  LTX Corp*                                 740       25,854
  LYNZ Therapeutics*                        157        7,467
  Mail.Com Inc*                             637        3,623
  Manhattan Associates*                      68        1,700
  Manugistics Group Inc*                    363       16,970
  Mapinfo Corp*                             145        5,891
  Mapquest.Com Incorporated*                 80        1,325
  Marimba*                                  226        3,150
  Marketwatch.Com Inc*                       52          978
  Martek Bioscience Corp*                   278        5,213
  Matrixone Inc*                             86        3,494
  Mattson Technology Inc*                   245        7,963
  Maxim Pharmaceuticals Inc*                318       16,337
  Maxtor Corp*                            1,007       10,636
  Maxygen Inc*                              118        6,698
  Mcaffe.Com Corp.*                          97        2,528
  MCK Communications*                       152        3,515
  MCSI Inc*                                 160        4,140
  Media 100 Inc*                            165        4,249
  Media Metrix, Inc.*                       213        5,418
  Mediaplex Inc*                            188        3,631
  Medicalogic*                              156        1,443
  Memc Electronic Materials*                529        9,522
  Mentor Graphics*                        1,039       20,650
  Mercator Software Inc*                    391       26,881
  Mercury Computer Systems Inc*             325       10,502
  Metacreations Corp*                       347        4,164
  Metasolv Software Inc*                    151        6,644
  Metawave Communications Corp*              99        2,642
  Metricom Inc*                             333        9,282
  Metrocall Inc*                          1,183       10,647
  MGC Communications Inc*                   504       30,209
  Micro Systems Inc*                        261        4,845
  Micron Electronics Inc*                   557        6,963
  Microsemi Corp*                           167        5,668
  Microstrategy Inc*                        417       12,510
  Midway Games Inc*                         465        3,749
  Mips Technologies Inc*                    611       25,968
  MKS Instruments Inc*                       79        3,091
  MMC Networks Inc*                         460       24,581
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Motient Corporation*                      531   $    8,330
  MRV Communications Inc*                   790       53,128
  MSI Holdings Inc*                         580        5,256
  MTI Technology Corp*                      506        4,048
  Multex.Com Inc*                           247        6,221
  My Points Com Inc*                        277        5,250
  Myriad Genetics Inc*                      145       21,471
  Nanogen Inc*                              228        9,676
  National Computer Systems In              517       25,462
  National Data Corp                        521       11,983
  National Info Consortium Inc*             255        2,901
  Natural Microsystems Inc*                 262       29,459
  NBC Internet Inc*                         551        6,888
  Neon Systems Inc.*                         64        1,200
  Neose Technologies Inc*                   172        7,235
  Net Perceptions Inc*                      205        3,254
  Net Genesis Corporation*                   70        1,264
  Net 2000 Communications Inc*              160        2,620
  Net2phone Inc*                            115        4,104
  Netcentives Inc*                          366        6,817
  Netcreations Inc*                          53        2,428
  Netegrity Inc*                            274       20,636
  Netguru Inc*                               73        1,305
  Netiq Corp*                               377       22,479
  Netmanage Inc*                            841        3,758
  Netobjects Inc*                           155        1,414
  Netopia Inc*                              210        8,453
  Netpliance Inc*                           124        1,132
  Netratings Inc*                            61        1,563
  Netrix Corp*                              544        6,698
  Netro Corp*                               541       31,040
  Netscout Systems Inc*                     204        2,627
  Netsilicon Inc*                            97        3,177
  Netsol International Inc*                  55        1,953
  Netsolve Incorporated*                     94        2,444
  Network Access Solutions*                 260        2,486
  Network Equipment Tech Inc*               340        3,421
  Network Peripherals Inc*                  246        4,121
  Network Plus Corp*                        156        2,213
  Netzero Inc*                              498        2,599
  New Era of Networks Inc*                  401       17,043
  Nexell Therapeutics Inc*                  118        1,755
  Nhancement Technologies Inc*              146        1,944
  Niku Corp*                                132        4,455
  North Pittsburgh Systems                  238        3,511
  Northeast Optic Network Inc*               84        5,177
  Novadigm Inc*                             191        3,772
  Nuance Communications*                     69        5,749
  Nucentrix Broadband Networks*             140        3,570
  Numerical Technologies Inc*                89        4,328

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Nyfix Inc*                                334   $   14,007
  Oak Technology Inc*                       653       14,080
  Objective Systems Integrator*             314        3,356
  On2.Com Inc*                              295        1,512
  Ondisplay Inc*                             54        4,398
  Onemain.Com Inc*                          346        3,893
  Onyx Software Corp*                       322        9,559
  Open Market Inc*                          565        7,804
  Optical Cable Corp*                        38        1,150
  Opus 360 Corp*                            119          439
  Orbital Sciences Corp*                    594        7,239
  Orchid Biosciences*                        95        3,607
  Organogenesis Inc*                        538        6,153
  Osicom Technlogies Inc*                   162       13,709
  Otg Software*                              81        2,314
  P Com Inc*                              1,079        6,137
  Packeteer Inc*                            260        7,573
  Pac-West Telecomm Inc*                    279        5,580
  Paradigm Genetics Inc*                     78          951
  Paradyne Networks Inc*                    260        8,466
  PC-Tel Inc*                               197        7,486
  PEC Solutions Inc*                         49          398
  Perot Systems Corp - Class A*             916       10,076
  Per-Se Technologies Inc*                  474        4,444
  Persistence Software Inc*                 170        3,081
  Phoenix Technologies Ltd*                 363        5,921
  Photronics Inc*                           321        9,108
  Pinnacle Systems Inc*                     687       15,447
  Pioneer Standard Electronics              430        6,343
  Pixelworks Inc*                            90        2,048
  Plantronics Inc*                          260       30,030
  PLX Technology Inc*                       243       10,085
  Policy Management Systems Co*             565        8,687
  Predictive Systems Inc*                    64        2,300
  Preview Systems Inc*                       60          780
  Price Communications Corp*                723       17,036
  Primex Technology Inc                     148        3,256
  Primus Knowledge Solutions*               188        8,460
  Probusiness Services Inc*                 232        6,163
  Procom Technology Inc*                     76        3,928
  Prodigy Communications - Class A*         331        3,476
  Progress Software Corp*                   536        9,615
  Project Software & Development*           210        3,780
  Proxim Inc*                               200       19,794
  Puma Technology*                          495       13,272
  QRS Corp*                                 203        4,986
  Quantum Corp-Hard Disk Drive*           1,341       14,835
  Quantum Effect Devices Inc*                59        3,363
  Quicklogic Corp*                          306        6,809
  Quintus Corp*                             277        5,501
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Quokka Sports Inc*                        345   $    2,771
  Radiant Systems Inc*                      259        6,216
  Radisys Corp*                             225       12,769
  Rainbow Technologies*                     163        7,926
  Ramp Networks Inc.*                       229        2,719
  Rare Medium Group Inc*                    443        7,005
  Razorfish Inc*                            178        2,859
  Regeneron Pharmaceutical*                 285        8,497
  Register.Comm*                             78        2,384
  Remec Inc*                                590       24,706
  Remedy Corp*                              413       23,025
  Retek Inc*                                103        3,296
  Rhythms Netconnections Inc.*              975       12,248
  Ribozyme Pharmaceuticals Inc*             142        3,665
  Rudolph Technologies Inc*                  79        3,061
  Rural Cellular Corp Class A*              152       11,638
  S3 Incorporated*                        1,429       21,078
  Saba Software Inc*                         61        1,281
  Saga Systems Inc*                         462        5,746
  Sagent Technology Inc*                    245        3,491
  Sanchez Computer Associates*              204        4,845
  Savvis Communications Corp*               265        3,462
  SBA Communications Corp*                  378       19,632
  Scientific Learning Corp*                  54        1,195
  Scm Microsystems, Inc*                    204       12,355
  Seachange International Inc*              267        7,710
  Secure Computing Corp*                    392        7,375
  Selectica*                                 65        4,554
  Sequa Corporation*                         95        3,628
  Sequenom Inc.*                             83        3,766
  Sequoia Software*                          64        1,048
  Serena Software Inc*                      243       11,034
  Silicon Graphics Inc*                   2,938       11,018
  Silicon Image Inc*                        250       12,469
  Silicon Valley Group Inc*                 530       13,714
  Silverstream Software Inc*                186       10,742
  Smartdisk Corporation*                    108        2,970
  Smartserv Online*                          63        4,445
  Softnet Systems Incorporated*             447        4,302
  Software Technologies Corp*                64        1,964
  Somera Communications*                    463        6,308
  Sonasight Inc*                            148        4,264
  Sonic Foundry Inc*                        165        3,300
  Sonicwall Inc*                            180       15,851
  Spectralink Corp*                         188        2,750
  Sportsline.Com Inc*                       288        4,914
  SPSS Inc*                                 136        3,961
  Spyglass Inc*                             262        8,204
  Stanford Microdevices Inc*                 65        2,823
  Starbase Corp*                            689        7,321

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Starmedia Network Inc*                    574   $   10,834
  Storage Technology Corp*                1,492       16,319
  Structural Dynamics Research*             572        8,616
  Superior Telecom Inc                      145        1,441
  Supertex Inc*                             122        6,131
  SVI Holdings Inc*                         217        1,112
  Switchboard Incorporated*                  86          860
  Sykes Enterprises Inc*                    384        4,944
  Symmetricom Inc*                          240        6,060
  Syntel Inc*                                82          820
  Systems & Computer Technology Co*         516       10,320
  Take-Two Interactive Software*            330        4,001
  Talk.Com Inc*                             935        5,435
  Tanning Technology Corp*                  194        3,735
  Targeted Gemetocs Corp*                   423        6,292
  Techniclone Corporation*                1,254        4,859
  Technology Solutions Inc*                 698        4,319
  Telaxis Communications Corp*               64        2,000
  Telecom Semiconductor*                    258       10,417
  Teledyne Technologies Inc*                426        7,136
  Teligent Inc Class A*                     274        6,473
  Telocity Inc*                             173          789
  Tenfold Corporation*                      211        3,468
  Texas Biotech Corp*                       648       12,312
  The Vialink Co*                           269        2,774
  THQ Inc*                                  304        3,705
  Three Five Systems Inc*                   336       19,824
  Tollgrade Communications Inc*             184       24,380
  Transaction Systems Archit*               524        8,974
  Transkaryotic Therapies Inc*              317       11,650
  Tricord Systems Inc*                      269        4,859
  Triumph Group Incorporated*               185        5,157
  Trizetto Group Inc*                       206        3,335
  Tumble Weed Communications*               136        6,919
  TUT Systems Inc*                          240       13,770
  U.S. Interactive Inc*                     274        3,545
  Ulticom Inc*                               64        1,537
  Ultratech Stepper Inc*                    341        5,072
  Unify Corp*                               257        2,201
  Unigraphics Solutions Inc*                 74        1,443
  Universal Access Inc*                     177        4,337
  Uproar Inc*                                39          290
  US Lec Corp - Class A*                    155        2,635
  US Wireless Corporation*                  143        3,057
  Valueclick Inc*                            62          636
  Varian Semiconductor Equip*               492       30,904
  Vasco Data Security International*        184        2,519
  Verity Inc*                               434       16,492
  Versata Inc*                               63        2,540
  Vertel Corp*                              438        7,665
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 26.79% (CONTINUED)
  Vertex Interactive Inc*                   185   $    1,885
  Via Net.Works Inc*                        235        3,628
  Viador Inc*                               172        2,731
  Viant Corp*                               599       17,745
  Viasat Inc*                               123        6,673
  Vical Inc*                                315        6,064
  Vicinity Corp*                            111        2,178
  Visual Networks Inc*                      400       11,400
  Voicestream Wireless Corp*                  1          116
  Voyager.Net Inc*                          143        1,144
  Vyyo Inc*                                 113        3,051
  Watchguard Technologies Inc*              175        9,614
  Wave Systems Corp - Class A*              735       11,622
  Weblink Wireless Inc*                     737        9,765
  Websense Inc*                              64        1,608
  Webtrends Corp*                           205        7,931
  Westell Technologies Inc*                 279        4,185
  Western Digital Corp*                   2,215       11,075
  White Electronic Designs*                 231        2,931
  Women.Com Networks Inc*                   268          553
  World Access Inc*                         964       10,664
  Worldgate Communications Inc*             198        3,515
  Xircom Inc*                               422       20,012
  Xpedior Inc*                              135        1,865
  Xybernaut Corporation*                    492        5,504
  Zixit Corporation*                        263       12,114
  Zoran Corp*                               223       14,704
  Z-Tel Technologies*                       100        1,200
                                                  ----------
                                                   4,240,726
                                                  ----------
UTILITIES - 4.00%
  AGL Resources                             863       13,754
  American States Water Co                  142        4,225
  Atmos Energy Inc                          502        8,785
  Avista Corp                               749       13,061
  Azurix Corp*                              615        4,305
  Black Hills Corp                          340        7,671
  C F W Communications Co                   208        7,800
  California Water Service Corp             188        4,559
  Cascade Natural Gas Corp                  175        2,920
  CH Energy Group Inc                       267        9,061
  Cleco Corporation                         357       11,960
  CMP Group Inc                             515       15,096
  Conectiv Inc                            1,438       22,379
  CT Communications Inc                     137        5,026
  El Paso Electric Company*                 871        9,744
  Empire District Electric Co               277        6,111
  Energen Corp                              429        9,358
  Energynorth Inc                            52        3,081
  E'town Corp                               139        9,235

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
UTILITIES - 4.00% (CONTINUED)
  Hawaiian Electric Industries              514   $   16,866
  Hickory Tech Corp                         219        2,669
  IDACORP Inc                               598       19,286
  Intermedia Communications*                781       23,235
  Kansas City Power & Light                 984       22,140
  Laclede Gas Co                            300        5,775
  Madison Gas & Electric                    257        5,076
  MDU Resources Group Inc                   972       21,020
  Minnesota Power & Light                 1,175       20,342
  New Jersey Resources                      280       10,658
  Northwest Natural Gas Co                  400        8,950
  Northwestern Corporation                  367        8,487
  Nui Corp                                  206        5,562
  Oge Energy Corp                         1,238       22,903
  Oneok Inc                                 464       12,035
  Otter Tail Power Co                       379        7,959
  People's Energy Corporation               561       18,162
  Philadelphia Suburban Corp                546       11,193
  Piedmont Natural Gas                      493       13,095
  Primus Telecomm Group*                    398        9,900
  Providence Energy Corp                     97        3,929
  Public Service Comp of New Mexico         555        8,568
  RGS Energy Group Inc                      564       12,549
  Semco Energy                              285        3,705
  Sierra Pacific Resources                1,247       15,665
  SJW Corp                                   32        3,804
  South Jersey Industries                   180        4,680
  Southern Union Company*                   495        7,827
                                          SHARES       VALUE

                                            ----------------
UTILITIES - 4.00% (CONTINUED)
  Southwest Gas                             497   $    8,698
  Southwestern Energy Company               398        2,488
  UGI Corp                                  432        8,856
  Unisource Energy Corp Holdings Co         485        7,275
  United Illuminating                       227        9,931
  United Water Resources Inc                440       15,345
  Vectren Corp                              974       16,802
  Viatel Inc*                               795       22,705
  Washington Gas Light Co                   739       17,782
  Western Resources Inc                   1,091       16,911
  WPS Resources Corp                        421       12,656
                                                  ----------
                                                     633,620
                                                  ----------
    Total Common Stocks
       (cost $14,995,813)                         15,312,619
                                                  ----------

                                           PRINCIPAL        VALUE

                                               ------------------

UNIT INVESTMENT TRUST - .95%
  S&P Mid-Cap 400 Depositary Receipts         $1,626  $   149,841
                                                      -----------
    Total Unit Investment Trust
       (cost $144,308)                                    149,841
                                                      -----------
TOTAL INVESTMENTS - 97.69%
   (cost $15,140,121)(1)                               15,462,460
                                                      -----------
OTHER ASSETS AND LIABILITIES - 2.31%                      365,552
                                                      -----------
TOTAL NET ASSETS - 100%                               $15,828,012
                                                      ===========

----------

*    Non-income producing
(1) Represents cost for income tax purposes which is substantially the same for financial reporting Purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2000 was $1,030,325 and ($707,986) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (the Fund), formerly known as Carillon Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund is offered in two series, the Pinnacle Series and the Apex Series. The results of the Pinnacle Series are presented here. The shares of the Pinnacle Series are sold only to The Union Central Life Insurance Company (Union Central) and its separate accounts to fund the benefits under certain variable insurance products. The Fund's shares are offered in seven different portfolios - Zenith Portfolio (formerly known as the Equity Portfolio), Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (individually "Portfolio"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds. The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Bond Portfolio has a capital loss carry forward of $334,560 which can be carried forward until 2006. The Zenith Portfolio and Balanced Index Portfolio have a capital loss carry forward of $15,358,910 and $861,163 which can be carried forward until 2007.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS - Distributions from net investment income in all Portfolios generally are declared and paid quarterly. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Funds' accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in theProspectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), formerly known as Carillon
Advisers, Inc., under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a) for the Zenith Portfolio - .65% of the first $50,000,000, .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current net asset value:

       (b) for the Bond Portfolio - .50% of the first $50,000,000, .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current net asset value.

       (c) for the S & P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S & P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

       (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Fund, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Zenith or Bond Portfolios, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year.
The Adviser has agreed to pay any other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of its average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's net asset. The Adviser has agreed to reduce its fee from those shown above for a period of one year from May 1, 2000 by .03, .08 and
 .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

the Bond Portfolio, respectively. The Adviser may not revise or cancel these waivers during the one year period. As a result, for the period ended June 30, 2000, the Adviser waived the Zenith Portfolio $9,583, Bond Portfolio $15,073, and S&P 500 Index Portfolio $8,944, and the Adviser reimbursed the S&P MidCap 400 Index Porfolio $11,676, Balanced Index Portfolio $19,170, Nasdaq-100 Index Portfolio $4,839 and the Russell 2000 Small Cap Index Portfolio $12,589.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the Fund. The Adviser has entered into an Administration Agreement with Carillon Investments, Inc. (the Distributor) under which the Distributor furnishes substantially all of such services for an annual fee of .20% of the Fund's average net assets for the Zenith, and Bond Portfolios, and .05% of the Fund's average net assets for the S & P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio. The fee is borne by the Adviser, not the Fund.

Summit Investment Partners, Inc. and Carillon Investments, Inc. are wholly-owned subsidiaries of Union Central.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

FORMATION OF THE APEX SERIES - On April 1, 2000, Union Central redeemed shares in the Bond, Zenith, S&P 500 Index, S&P MidCap 400 Index, Balanced Index, and Lehman Aggregate Bond Index Portfolios that were owned by certain of its exempt separate accounts. As part of the transaction forming the Apex Series, all of the net assets of the Lehman Aggregate Bond Index Portfolio were transferred in total to the Apex Series and the operations of the Pinnacle Series of this Portfolio were suspended. The proceeds for these redemptions were invested in shares of Funds with the same investment objectives in the newly formed Apex Series of Summit Mutual Funds, Inc.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million, it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the six months ended June 30, 2000 excluding short-term obligations, follow:

                                ZENITH PORTFOLIO  BOND PORTFOLIO  S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                ----------------  --------------  -------------  --------------------
Total Cost of Purchases of:
        Common Stocks             $ 36,418,565     $        --    $ 30,074,179       $13,055,692
        U.S. Government
          Securities                        --       9,106,713              --                --
        Corporate Bonds                     --       9,262,310              --                --
                                  ------------     -----------    ------------       -----------
                                  $ 36,418,565     $18,369,023    $ 30,074,179       $13,055,692
                                  ============     ===========    ============       ===========

Total Proceeds from Sales of:
        Common Stocks             $118,131,993     $        --    $170,398,571       $21,203,907
        U.S. Government
          Securities                        --      37,896,423              --                --
        Corporate Bonds                     --      53,577,782              --                --
                                  ------------     -----------    ------------       -----------
                                  $118,131,993     $91,474,205    $170,398,571       $21,203,907
                                  ============     ===========    ============       ===========

                                     BALANCED INDEX  NASDAQ-100 INDEX  RUSSELL 2000 SMALL CAP INDEX
                                     --------------  ----------------  ----------------------------
Total Cost of Purchases of:
        Common Stocks                 $    448,919     $10,035,914             $ 20,220,814
        U.S. Government Securities         451,012              --                       --
        Corporate Bonds                         --              --                       --
                                      ------------     -----------             ------------
                                      $    899,931     $10,035,914             $ 20,220,814
                                      ============     ===========             ============
Total Proceeds from Sales of:
        Common Stocks                 $ 25,777,764     $   381,154             $  5,843,995
        U.S. Government Securities      10,000,171              --                       --
        Corporate Bonds                  4,179,094              --                       --
                                      ------------     -----------             ------------
                                      $ 39,957,028     $   381,154             $  5,843,995
                                      ============     ===========             ============

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

The following represents proceeds from the sale of Portfolio securities related to the redemption of shares in the formation of the Apex Series, excluding short-term obligations:

                                ZENITH PORTFOLIO  BOND PORTFOLIO  S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                ----------------  --------------  -------------  --------------------
Common Stocks                     $54,418,129      $        --    $163,696,296       $18,222,251
U.S. Government Securities                 --       29,006,489              --                --
Corporate Bonds                            --       40,700,896              --                --
                                  -----------      -----------    ------------       -----------
                                  $54,418,129      $69,707,385    $163,696,296       $18,222,251
                                  ===========      ===========    ============       ===========

                                                    BALANCED INDEX
                                                    --------------
Common Stocks                                        $21,496,741
U.S. Government Securities                             2,877,551
Corporate Bonds                                       10,944,260
                                                     -----------
                                                     $35,318,552
                                                     ===========

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL HIGHLIGHTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                    ZENITH PORTFOLIO
                           SIX MONTHS ENDED
                               JUNE 30,
                             (UNAUDITED)                 YEAR ENDED DECEMBER 31,
                           ----------------  ------------------------------------------------
                                 2000          1999      1998      1997      1996      1995
                           ----------------  --------  --------  --------  --------  --------
Net Asset Value,
   Beginning of period          $ 12.62      $  14.89  $  20.35  $  19.45  $  16.54  $  14.30
                                -------      --------  --------  --------  --------  --------
Investment Activities:
  Net investment income             .12           .10       .25       .23       .29       .24
  Net realized and
     unrealized
     gains/(losses)                 .61          (.05)    (2.80)     3.23      3.61      3.36
                                -------      --------  --------  --------  --------  --------
Total from Investment
   Activities                       .73           .05     (2.55)     3.46      3.90      3.60
                                -------      --------  --------  --------  --------  --------
Distributions:
  Net investment income            (.19)         (.12)     (.23)     (.27)     (.27)     (.23)
  Net realized gains                 --         (2.20)    (2.68)    (2.29)     (.72)    (1.13)
                                -------      --------  --------  --------  --------  --------
Total Distributions                (.19)        (2.32)    (2.91)    (2.56)     (.99)    (1.36)
                                -------      --------  --------  --------  --------  --------
Net Asset Value,
   End of period                $ 13.16      $  12.62  $  14.89  $  20.35  $  19.45  $  16.54
                                =======      ========  ========  ========  ========  ========

Total Return                       5.85%         2.05%   (15.31%)    20.56%    24.52%    26.96%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets(2)            .76%(1)       .69%      .62%      .62%      .64%      .66%

Ratio of Net Investment
   Income to Average Net
   Assets(2)                       1.33%(1)       .67%     1.41%     1.23%     1.66%     1.73%

Portfolio Turnover Rate           91.35%(1)     86.47%    62.50%    57.03%    52.53%    34.33%

Net Assets, End of Period
   (000's)                      $47,178      $124,444  $248,783  $335,627  $288,124  $219,563

---------

(1)  THE RATIOS ARE ANNUALIZED.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .02% FOR THE PERIOD ENDED JUNE 30, 2000, HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   BOND PORTFOLIO
                           SIX MONTHS ENDED
                               JUNE 30,
                             (UNAUDITED)               YEAR ENDED DECEMBER 31,
                           ----------------  --------------------------------------------
                                 2000         1999      1998     1997     1996     1995
                           ----------------  -------  --------  -------  -------  -------
Net Asset Value,
   Beginning of Period          $ 10.36      $ 11.13  $  11.29  $ 10.91  $ 11.07  $ 10.04
                                -------      -------  --------  -------  -------  -------
Investment Activities:
  Net investment income             .72          .72       .77      .79      .79      .88
  Net realized and
     unrealized
     gains/(losses)                (.51)        (.84)     (.05)     .37     (.04)     .98
                                -------      -------  --------  -------  -------  -------
Total from Investment
   Activities                       .21         (.12)      .72     1.16      .75     1.86
                                -------      -------  --------  -------  -------  -------
Distributions:
  Net investment income           (1.55)        (.65)     (.76)    (.72)    (.87)    (.83)
  In excess of net
     investment income               --           --        --       --     (.04)      --
  Net realized gains                 --           --      (.12)    (.06)      --       --
                                -------      -------  --------  -------  -------  -------
Total Distributions               (1.55)        (.65)     (.88)    (.78)    (.91)    (.83)
                                -------      -------  --------  -------  -------  -------
Net Asset Value,
   End of period                $  9.02      $ 10.36  $  11.13  $ 11.29  $ 10.91  $ 11.07
                                =======      =======  ========  =======  =======  =======

Total Return                       2.40%       (1.11%)     6.52%   11.02%    7.19%   19.03%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets(2)            .66%(1)      .60%      .58%     .60%     .62%     .65%.

Ratio of Net Investment
   Income to Average Net
   Assets(2)                       6.82%(1)     6.62%     6.84%    7.15%    7.24%    7.43%

Portfolio Turnover Rate           59.85%(1)    56.07%    67.57%  113.41%  202.44%  111.01%

Net Assets, End of Period
   (000's)                      $21,860      $98,428  $113,762  $99,892  $85,634  $73,568

---------

(1)  THE RATIOS ARE ANNUALIZED.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSET WOULD HAVE DECREASED BY .05% FOR THE PERIOD ENDED JUNE 30, 2000, HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                          S&P 500 INDEX PORTFOLIO
                           SIX MONTHS ENDED
                               JUNE 30,
                             (UNAUDITED)           YEAR ENDED DECEMBER 31,
                           ----------------  ------------------------------------
                                 2000          1999      1998     1997    1996(1)
                           ----------------  --------  --------  -------  -------
Net Asset Value,
   Beginning of Period         $  23.12      $  19.49  $  15.74  $ 12.13  $ 10.00
                               --------      --------  --------  -------  -------
Investment Activities:
  Net investment income             .12           .21       .20      .20      .20
  Net realized and
     unrealized
     gains/(losses)                (.27)         3.75      4.21     3.72     2.12
                               --------      --------  --------  -------  -------
Total from Investment
   Activities                      (.15)         3.96      4.41     3.92     2.32
                               --------      --------  --------  -------  -------
Distributions:
  Net investment income            (.25)         (.19)     (.20)    (.21)    (.19)
  Net realized gains               (.14)         (.14)     (.46)    (.10)      --
                               --------      --------  --------  -------  -------
Total Distributions                (.39)         (.33)     (.66)    (.31)    (.19)
                               --------      --------  --------  -------  -------
Net Asset Value,
   End of period               $  22.58      $  23.12  $  19.49  $ 15.74  $ 12.13
                               ========      ========  ========  =======  =======

Total Return                       (.56%)       20.52%    28.54%   32.72%   23.37%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets(2)            .41%(3)       .39%      .43%     .50%     .59%(2)

Ratio of Net Investment
Income to Average Net
   Assets(2)                        .82%(3)      1.10%     1.25%    1.48%    2.14%(2)

Portfolio Turnover Rate           28.94%(3)      3.45%     2.64%    9.06%    1.09%

Net Assets, End of Period
   (000's)                     $127,549      $284,132   131,345  $55,595  $29,205

---------

(1) THE PORTFOLIO COMMENCED OPERATION ON DECEMBER 29, 1995. THE FINANCIAL HIGHLIGHTS TABLE FOR THE PERIOD ENDING DECEMBER 31, 1995 IS NOT PRESENTED BECAUSE THE ACTIVITY FOR THE PERIOD DID NOT ROUND TO $0.01 IN ANY CATEGORY OF THE RECONCILIATION OF BEGINNING TO ENDING NET ASSET VALUE PER SHARE. THE RATIOS AND TOTAL WERE ALL LESS THAN 0.01%. THE NET ASSET AT DECEMBER 31, 1995 WERE $305,148.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSET WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .01% AND .25% FOR THE PERIODS ENDED JUNE 30, 2000 AND DECEMBER 31, 1996, HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                S&P MIDCAP 400 INDEX PORTFOLIO
                                          SIX MONTHS ENDED
                                          TO JUNE 30, 2000   PERIOD FROM MAY 3, 1999
                                             (UNAUDITED)       TO DECEMBER 31, 1999
                                          -----------------  ------------------------
Net Asset Value,
   Beginning of Period                           $ 11.04               $ 10.00
                                                 -------               -------
Investment Activities:
  Net investment income                              .13                   .10
  Net realized and unrealized
     gains/(losses)                                  .71                  1.01
                                                 -------               -------
Total from Investment Activities                     .84                  1.11
                                                 -------               -------
Distributions:
  Net investment income                             (.26)                 (.07)
  Net realized gains                                (.53)                   --
                                                 -------               -------
Total Distributions                                 (.79)                 (.07)
                                                 -------               -------
Net Asset Value,
   End of period                                 $ 11.09               $ 11.04
                                                 =======               =======

Total Return                                        8.00%                11.14%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(1)                                         .56%(2)               .60%(2)

Ratio of Net Investment Income to
   Average Net Assets(1)                            1.69%(2)              1.69%(2)

Portfolio Turnover Rate                           184.65%(2)             47.55%(2)

Net Assets, End of Period (000's)                $11,177               $23,963

---------

(1) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .13% AND .09% FOR THE PERIODS ENDED JUNE 30, 2000 AND DECEMBER 31, 1999, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(2)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   BALANCED INDEX PORTFOLIO
                                          SIX MONTHS ENDED
                                          TO JUNE 30, 2000   PERIOD FROM MAY 3, 1999
                                             (UNAUDITED)       TO DECEMBER 31, 1999
                                          -----------------  ------------------------
Net Asset Value,
   Beginning of Period                         $ 10.41               $ 10.00
                                               -------               -------
Investment Activities:
  Net investment income                            .26                   .18
  Net realized and unrealized
     gains/(losses)                               (.14)                  .34
                                               -------               -------
Total from Investment Activities                   .12                   .52
                                               -------               -------
Distributions:
  Net investment income                           (.66)                 (.11)
  Net realized gains                                --                    --
                                               -------               -------
Total Distributions                               (.66)                 (.11)
                                               -------               -------
Net Asset Value,
   End of period                               $  9.87               $ 10.41
                                               =======               =======

Total Return                                      1.39%                 5.31%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(1)                                       .53%(2)               .47%(2)

Ratio of Net Investment Income to
   Average Net Assets(1)                          3.02%(2)              2.94%(2)

Portfolio Turnover Rate                           5.21%(2)            141.58%(2)

Net Assets, End of Period (000's)              $15,588               $55,708

---------

(1) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .11% AND .03% FOR THE PERIODS ENDED JUNE 30, 2000, AND DECEMBER 31, 1999, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(2)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                        NASDAQ-100 INDEX PORTFOLIO
                                                        PERIOD FROM APRIL 26, 2000
                                                             TO JUNE 30, 2000
                                                                (UNAUDITED)
                                                    -----------------------------------
Net Asset Value,
   Beginning of Period                                            $10.00
                                                                  ------
Investment Activities:
  Net investment loss                                               (.01)
  Net realized and unrealized gains/(losses)                         .74
                                                                  ------
Total from Investment Activities                                     .73
                                                                  ------
Distributions:
  Net investment income                                               --
  Net realized gains                                                  --
                                                                  ------
Total Distributions                                                   --
                                                                  ------
Net Asset Value,
   End of period                                                  $10.73
                                                                  ======

Total Return                                                        7.30%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(1)                           .76%(2)

Ratio of Net Investment Income to Average Net
   Assets(1)                                                        (.36)%(2)

Portfolio Turnover Rate                                            21.22%(2)

Net Assets, End of Period (000's)                                $10,869

---------

(1) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .27% FOR THE PERIOD ENDED JUNE 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(2)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                        RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
                                                              PERIOD FROM APRIL 26, 2000
                                                                   TO JUNE 30, 2000
                                                                      (UNAUDITED)
                                                    -----------------------------------------------
Net Asset Value,
   Beginning of Period                                                  $10.00
                                                                        ------
Investment Activities:
  Net investment income                                                    .02
  Net realized and unrealized gains/(losses)                               .63
                                                                        ------
Total from Investment Activities                                         10.65
                                                                        ------

Distributions:
  Net investment income                                                     --
  Net realized gains                                                        --
                                                                        ------
Total Distributions                                                         --
                                                                        ------
Net Asset Value,
   End of period                                                        $10.65
                                                                        ======

Total Return                                                              6.50%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(1)                                 .75%(2)

Ratio of Net Investment Income to Average Net
   Assets(1)                                                               .95%(2)

Portfolio Turnover Rate                                                 217.30%(3)

Net Assets, End of Period (000's)                                      $15,828

---------

(1) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .47% FOR THE PERIOD ENDED JUNE 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(2)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                    The Summit Pinnacle Series is distributed to The Union Central Life Insurance Company's Separate Accounts available in the Variable Annuity and Variable Universal Life Insurance products. The Pinnacle Series consists of the following Portfolios:


                             EQUITY INDEX ACCOUNTS
                             S&P 500 Index Portfolio
                             S&P MidCap 400 Index Portfolio
                             Russell 2000 Small Cap Index Portfolio
                             Nasdaq-100 Index Portfolio

                             BALANCED INDEX ACCOUNT
                             Balanced Index Portfolio

                             MANAGED ACCOUNTS
                             Zenith Portfolio
                             Bond Portfolio

                    The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio. Member SIPC. The Apex Series consists of the following
                    Funds:

                             EQUITY INDEX ACCOUNTS
                             S&P 500 Index Fund
                             S&P MidCap 400 Index Fund
                             Russell 2000 Small Cap Index Fund
                             Nasdaq-100 Index Fund

                             FIXED INCOME & BALANCED INDEX ACCOUNTS
                             Balanced Index Fund
                             Lehman Aggregate Bond Index Fund

                             MANAGED ACCOUNTS
                             Everest Fund
                             Bond Fund
                             Short-Term Government Fund

                             STABLE VALUE ACCOUNT
                             Money Market Fund

                    Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.


SMFI 231PINNACLE 6/00             [GRAPHIC]  SUMMIT
                                             ------
                                             MUTUAL
                                             FUNDS